Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (5.2%)
*	Pilbara Minerals Ltd.	9,440,385	21,840
*	Lynas Rare Earths Ltd.	3,334,619	21,539
*	Allkem Ltd.	2,080,708	13,549
	Steadfast Group Ltd.	3,477,577	11,444
	Reliance Worldwide Corp. Ltd.	2,985,300	11,025
	Breville Group Ltd.	529,277	10,779
	Nine Entertainment Co. Holdings Ltd.	5,727,109	10,688
	ARB Corp. Ltd.	264,766	8,724
	National Storage REIT	4,826,010	8,460
*,1	Champion Iron Ltd.	1,690,917	7,812
	nib holdings Ltd.	1,757,616	7,755
	Link Administration Holdings Ltd.	1,931,956	7,405
	Charter Hall Long Wale REIT	2,149,926	7,354
	Healius Ltd.	2,302,011	7,287
*	Uniti Group Ltd.	2,382,634	7,117
	Sandfire Resources Ltd. (XASX)	1,463,322	7,032
	Eagers Automotive Ltd.	766,810	6,985
	Premier Investments Ltd.	327,699	6,724
	Bapcor Ltd.	1,287,600	6,452
*	Chalice Mining Ltd.	1,137,954	6,307
	Ingenia Communities Group	1,603,208	6,270
*	Corporate Travel Management Ltd.	414,071	6,174
	IRESS Ltd.	741,758	6,001
	Charter Hall Retail REIT	2,089,498	5,962
	Waypoint REIT	3,037,314	5,834
	Credit Corp. Group Ltd.	239,373	5,776
	Centuria Capital Group	2,705,227	5,749
	Super Retail Group Ltd.	680,482	5,628
	BWP Trust	1,958,949	5,525
*	Liontown Resources Ltd.	5,350,991	5,420
[2]	Viva Energy Group Ltd.	3,367,617	5,134
	GrainCorp Ltd. Class A	990,150	5,115
	Arena REIT	1,527,154	5,090
	Perseus Mining Ltd.	4,803,247	5,021
*	Megaport Ltd.	521,749	5,019
	InvoCare Ltd.	629,208	4,996
	Abacus Property Group	1,988,497	4,860
*	Webjet Ltd.	1,384,837	4,848
	Technology One Ltd.	623,134	4,662
	Nickel Mines Ltd.	4,426,175	4,546
	Pendal Group Ltd.	1,269,861	4,361
*	Imugene Ltd.	19,447,881	4,345

		Shares	Market Value ($000)
	IPH Ltd.	731,457	4,244
	Aventus Group	1,846,877	4,231
	GUD Holdings Ltd.	483,566	4,230
	Brickworks Ltd.	262,306	4,216
*	Paladin Energy Ltd.	8,076,422	4,211
	Bega Cheese Ltd.	1,139,780	4,127
	Centuria Industrial REIT	1,472,551	3,982
*,1	Zip Co. Ltd.	1,702,787	3,920
*	De Grey Mining Ltd.	4,828,826	3,912
	Elders Ltd.	486,982	3,766
	Rural Funds Group	1,839,588	3,723
	Lifestyle Communities Ltd.	300,169	3,598
	Costa Group Holdings Ltd. (XASX)	1,815,053	3,590
	Cromwell Property Group	5,811,811	3,467
*	Silver Lake Resources Ltd.	3,266,877	3,440
*	EVENT Hospitality and Entertainment Ltd.	358,222	3,423
	Blackmores Ltd.	58,452	3,395
*	ioneer Ltd.	7,152,933	3,372
*	Nanosonics Ltd.	926,682	3,368
	Gold Road Resources Ltd.	3,482,376	3,315
	AUB Group Ltd.	199,549	3,295
	HUB24 Ltd.	168,014	3,274
	Ramelius Resources Ltd.	3,292,233	3,155
*,2	Life360 Inc. GDR	526,384	3,088
	Regis Resources Ltd.	2,526,861	3,074
	Netwealth Group Ltd.	278,620	3,018
	Tassal Group Ltd.	1,163,579	2,905
	Johns Lyng Group Ltd.	523,742	2,866
	Collins Foods Ltd.	341,141	2,846
*,1	Temple & Webster Group Ltd.	455,775	2,768
*	Western Areas Ltd.	1,108,837	2,729
	Codan Ltd.	423,670	2,728
*,1	PointsBet Holdings Ltd.	769,988	2,698
	Charter Hall Social Infrastructure REIT	987,756	2,691
*	West African Resources Ltd.	3,270,910	2,593
*	Telix Pharmaceuticals Ltd.	534,454	2,583
	Australian Ethical Investment Ltd.	388,574	2,563
	St. Barbara Ltd.	2,915,551	2,555
*	EML Payments Ltd.	1,190,342	2,535
*,2	Coronado Global Resources Inc. GDR	2,590,935	2,517
*	Omni Bridgeway Ltd.	1,083,987	2,507
	Monadelphous Group Ltd.	393,323	2,506
	Clinuvel Pharmaceuticals Ltd.	152,646	2,495
	United Malt Grp Ltd.	826,639	2,442
	Genworth Mortgage Insurance Australia Ltd.	1,410,091	2,438
	Imdex Ltd.	1,165,172	2,438
	Pinnacle Investment Management Group Ltd.	298,622	2,410
*	G8 Education Ltd.	3,018,404	2,378
*	Karoon Energy Ltd.	1,674,020	2,294
*,1	Australian Strategic Materials Ltd.	371,261	2,216
	Jumbo Interactive Ltd.	171,496	2,181
*,1	PolyNovo Ltd.	2,316,965	2,164
*	Vulcan Energy Resources Ltd.	323,741	2,155
	Growthpoint Properties Australia Ltd.	766,649	2,142
	Lovisa Holdings Ltd.	169,490	2,138
*,1	Capricorn Metals Ltd.	947,022	2,126
*,1	Tyro Payments Ltd.	1,313,560	2,108
*	Home Consortium Ltd.	452,676	2,100

		Shares	Market Value ($000)
	GWA Group Ltd.	1,109,708	1,990
	Irongate Group (XJSE)	1,532,565	1,988
	Austal Ltd.	1,376,274	1,963
*	oOh!media Ltd.	1,705,223	1,956
	Centuria Office REIT	1,270,897	1,947
	Kelsian Group Ltd.	384,688	1,920
*,1	Syrah Resources Ltd.	1,590,009	1,878
*	29Metals Ltd.	958,210	1,794
	Dexus Industria REIT	793,724	1,756
*,1	Mesoblast Ltd.	2,083,517	1,674
	Hansen Technologies Ltd.	481,648	1,671
	NRW Holdings Ltd.	1,471,896	1,663
*	Bellevue Gold Ltd.	2,977,035	1,645
	Data#3 Ltd.	419,017	1,642
	Senex Energy Ltd.	500,826	1,635
	Perenti Global Ltd.	2,936,950	1,609
*	PEXA Group Ltd.	122,013	1,602
	Select Harvests Ltd.	411,396	1,579
	GDI Property Group	2,151,684	1,572
*,1	City Chic Collective Ltd.	415,611	1,461
[1]	Dicker Data Ltd.	158,993	1,440
*,1	Seven West Media Ltd.	3,218,759	1,429
	Accent Group Ltd.	960,677	1,382
	Australian Pharmaceutical Industries Ltd.	1,232,636	1,327
*	Eclipx Group Ltd.	880,406	1,315
	SmartGroup Corp. Ltd.	247,602	1,258
	Integral Diagnostics Ltd.	425,342	1,246
	Hotel Property Investments	506,372	1,240
	Infomedia Ltd.	1,158,194	1,233
*,1	nearmap Ltd.	1,284,630	1,232
*	Aurelia Metals Ltd.	4,067,870	1,217
[1]	New Hope Corp. Ltd.	754,529	1,215
[1]	Kogan.com Ltd.	274,192	1,211
*,1	Andromeda Metals Ltd.	8,773,303	1,195
	Westgold Resources Ltd.	908,487	1,177
	Inghams Group Ltd.	504,705	1,175
*	Starpharma Holdings Ltd. Class A	1,519,254	1,171
*	Audinate Group Ltd.	201,707	1,146
	Pact Group Holdings Ltd.	692,987	1,145
	McMillan Shakespeare Ltd.	142,083	1,133
	Bravura Solutions Ltd.	730,701	1,121
	HomeCo Daily Needs REIT	1,159,982	1,120
*	Dubber Corp. Ltd.	881,413	1,119
*	Cooper Energy Ltd.	5,230,845	1,114
*	Betmakers Technology Group Ltd.	2,439,371	1,089
	Baby Bunting Group Ltd.	287,915	1,040
*	Fineos Corp. Ltd. GDR	410,160	1,037
	Service Stream Ltd.	1,856,334	1,029
	MyState Ltd.	288,709	1,017
*	OFX Group Ltd.	616,521	1,008
	Estia Health Ltd.	697,441	1,008
	Sigma Healthcare Ltd.	3,153,420	1,007
	Emeco Holdings Ltd.	1,581,074	1,005
*	Opthea Ltd.	1,207,447	979
*	Superloop Ltd.	1,289,163	975
*,1	Carnarvon Energy Ltd.	5,106,962	962
	Virtus Health Ltd.	177,850	913
	BWX Ltd.	375,458	903

		Shares	Market Value ($000)
	Money3 Corp. Ltd.	413,869	890
*	Mayne Pharma Group Ltd.	4,914,636	872
*	Australian Agricultural Co. Ltd.	836,792	859
*,1	Redbubble Ltd.	661,592	842
*	Resolute Mining Ltd.	4,128,623	838
*	PPK Group Ltd.	154,481	786
	Australian Finance Group Ltd.	496,466	778
*	Alkane Resources Ltd.	1,321,914	773
*,1	Paradigm Biopharmaceuticals Ltd.	724,781	751
*	Myer Holdings Ltd.	2,349,887	733
	Southern Cross Media Group Ltd.	531,188	711
[1]	Mount Gibson Iron Ltd.	2,350,222	702
*,1	Bubs Australia Ltd.	2,021,870	676
*	Nuix Ltd.	637,356	674
*,1	Electro Optic Systems Holdings Ltd.	451,175	667
*,1	Humm Group Ltd.	1,105,217	654
	Macmahon Holdings Ltd.	4,800,945	613
	Cedar Woods Properties Ltd.	166,885	609
	Jupiter Mines Ltd.	3,864,808	604
	Navigator Global Investments Ltd.	512,261	586
*,1	AMA Group Ltd.	1,879,304	577
	SG Fleet Group Ltd.	331,373	558
[1]	Regis Healthcare Ltd.	357,557	446
	MACA Ltd.	839,043	427
*	Marley Spoon AG GDR	912,763	418
*	Dacian Gold Ltd.	2,018,615	252
	Irongate Group	162,562	213
*	New Century Resources Ltd.	138,201	205
*	Minerals 260 Ltd.	411,515	171
*	Falcon Metals Ltd.	369,619	112
	Vita Group Ltd.	11,182	3
			582,141
Austria (0.8%)
*,2	BAWAG Group AG	262,603	15,760
	Wienerberger AG	422,757	15,307
*,1	IMMOFINANZ AG	342,139	8,876
*	Lenzing AG	52,723	6,472
	S IMMO AG	216,691	5,553
	CA Immobilien Anlagen AG (XWBO)	150,114	5,478
	Oesterreichische Post AG	129,019	5,415
	Mayr Melnhof Karton AG	27,602	5,370
	UNIQA Insurance Group AG	461,369	4,276
	AT&S Austria Technologie & Systemtechnik AG	88,803	4,136
	Vienna Insurance Group AG Wiener Versicherung Gruppe	120,550	3,531
	EVN AG	100,266	2,951
*	Schoeller-Bleckmann Oilfield Equipment AG	56,380	2,377
*	DO & CO AG	20,430	2,106
	Strabag SE (Bearer)	44,045	1,896
	Palfinger AG	27,158	928
*	Flughafen Wien AG	28,640	915
*	Porr AG	44,772	634
	Agrana Beteiligungs AG	30,733	597
*,3	CA Immobilien Anlagen AG	255,953	—
			92,578
Belgium (1.1%)
*	Cofinimmo SA	107,757	15,896
	Aedifica SA	131,134	15,772

		Shares	Market Value ($000)
	Melexis NV	70,997	7,444
	Montea NV	52,555	7,270
	VGP NV	24,977	7,078
	Bekaert SA	140,131	6,524
	KBC Ancora	129,708	6,250
	Euronav NV	734,289	6,049
	Barco NV	271,783	5,613
	Shurgard Self Storage SA	83,107	4,791
*	Tessenderlo Group SA	110,012	4,285
	Gimv NV	69,187	4,218
	Fagron	243,587	4,187
	Xior Student Housing NV	66,392	3,634
	Befimmo SA	92,585	3,471
*	AGFA-Gevaert NV	801,630	3,401
	Cie d'Entreprises CFE	23,119	3,132
*	bpost SA	399,337	2,948
*	Kinepolis Group NV	43,067	2,608
	Retail Estates NV	31,452	2,533
*	Ontex Group NV	318,692	2,334
*,1	Mithra Pharmaceuticals SA	77,353	1,755
	Orange Belgium SA	70,205	1,525
	Econocom Group SA NV	366,663	1,466
	Van de Velde NV	15,329	568
	Wereldhave Belgium Comm VA	6,639	388
			125,140
Brazil (0.9%)
*	GRUPO DE MODA SOMA SA	1,601,662	4,374
	MRV Engenharia e Participacoes SA	1,307,692	3,302
	Santos Brasil Participacoes SA	2,493,505	3,278
	Arezzo Industria e Comercio SA	206,015	3,173
	Pet Center Comercio E Participacoes SA	922,043	3,093
	CSHG Logistica FI Imobiliario	95,363	3,063
	Light SA	1,393,700	3,047
	SLC Agricola SA	351,780	3,046
	Kinea Indice de Precos FII	151,563	2,974
*	Gol Linhas Aereas Inteligentes SA Preference Shares	861,855	2,969
	Cia de Saneamento do Parana	716,900	2,722
*	Iguatemi SA (BVMF)	718,550	2,706
	Unipar Carbocloro SA Preference Shares	152,426	2,695
	Kinea Rendimentos Imobiliarios FII	133,528	2,561
	Minerva SA	1,343,767	2,414
*	Omega Energia SA	1,064,425	2,321
	Kinea Renda Imobiliaria FII	85,830	2,158
*	Anima Holding SA	1,297,131	2,157
*	CVC Brasil Operadora e Agencia de Viagens SA	757,768	2,063
*	Infracommerce CXAAS SA	667,800	2,050
	Alupar Investimento SA	313,009	1,500
	Construtora Tenda SA	496,584	1,497
	Cia de Saneamento de Minas Gerais-COPASA	603,723	1,495
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	251,600	1,483
*	Grupo SBF SA	301,300	1,461
	Vivara Participacoes SA	282,200	1,398
*	Cia Brasileira de Aluminio	420,200	1,372
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	152,000	1,330
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,306
	Iochpe Maxion SA	452,544	1,284
*	EcoRodovias Infraestrutura e Logistica SA	859,861	1,282
	Ambipar Participacoes e Empreendimentos SA	167,400	1,245

		Shares	Market Value ($000)
	Movida Participacoes SA	397,300	1,233
	Mahle-Metal Leve SA	194,000	1,194
	LOG Commercial Properties e Participacoes SA	222,765	1,186
	Marcopolo SA Preference Shares	1,739,532	1,120
	AES Brasil Energia SA	487,601	1,084
	Randon SAImplementos E Participacoes Preference Shares	476,688	1,081
	JHSF Participacoes SA	885,200	1,072
	Lojas Quero Quero SA	548,800	1,048
*	BK Brasil Operacao e Assessoria a Restaurantes SA	861,983	1,011
	CM Hospitalar SA	299,800	1,002
*	Hospital Mater Dei SA	328,400	983
*	Blau Farmaceutica SA	139,800	974
[2]	Meliuz SA	1,751,795	960
*	Oncoclinicas do Brasil Servicos Medicos SA	439,200	897
*	Hidrovias do Brasil SA	1,476,200	865
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	669,100	813
*	Sequoia Logistica E Transportes SA	273,600	786
*	Petroreconcavo SA	201,400	774
*	Multilaser Industrial SA	526,200	762
	Instituto Hermes Pardini SA	172,400	746
	BR Properties SA	546,406	745
	Enauta Participacoes SA	258,400	743
	Boa Vista Servicos SA	696,600	741
	Tupy SA	184,931	727
	Camil Alimentos SA	414,100	697
	MPM Corporeos SA	563,000	677
	Direcional Engenharia SA	206,894	536
	Wiz Solucoes e Corretagem de Seguros SA	340,900	527
[2]	Ser Educacional SA	232,598	507
*	C&a Modas Ltda	375,000	465
	Even Construtora e Incorporadora SA	301,022	420
			99,195
Canada (15.3%)
	WSP Global Inc.	423,963	56,533
	First Quantum Minerals Ltd.	2,028,533	49,965
	Open Text Corp.	964,836	46,179
[1]	Emera Inc.	915,743	43,390
	Kirkland Lake Gold Ltd.	964,180	36,317
	Tourmaline Oil Corp.	1,014,565	36,172
[1]	Algonquin Power & Utilities Corp.	2,409,482	34,404
	West Fraser Timber Co. Ltd.	361,861	33,494
	TFI International Inc.	324,526	31,236
	Cameco Corp.	1,451,524	28,216
	ARC Resources Ltd.	2,395,016	28,055
	Gildan Activewear Inc.	703,654	28,010
	CCL Industries Inc. Class B	535,446	27,995
*	CAE Inc.	1,076,854	27,193
	Canadian Apartment Properties REIT	613,312	26,976
	Kinross Gold Corp.	4,600,546	24,864
	Ritchie Bros Auctioneers Inc.	399,108	24,327
	Toromont Industries Ltd.	285,725	24,116
	iA Financial Corp. Inc.	370,112	24,082
	Northland Power Inc.	802,276	23,232
*	Descartes Systems Group Inc.	316,066	22,995
	FirstService Corp.	135,621	21,625
	Stantec Inc.	403,773	21,419
	AltaGas Ltd.	988,553	20,305

		Shares	Market Value ($000)
	RioCan REIT	1,148,312	19,991
	Lundin Mining Corp.	2,365,632	19,708
	TMX Group Ltd.	190,779	19,407
	Onex Corp.	268,939	19,319
[1]	Keyera Corp.	817,714	19,241
	Empire Co. Ltd. Class A	589,116	18,177
*	Ivanhoe Mines Ltd. Class A	2,069,729	17,731
	Granite REIT	221,361	16,801
	Colliers International Group Inc.	114,351	16,682
	Pan American Silver Corp.	764,425	16,544
	Finning International Inc.	591,370	16,488
	Element Fleet Management Corp.	1,574,625	16,042
	Brookfield Renewable Corp. Class A (XTSE)	468,071	16,014
	Allied Properties REIT	448,538	15,783
*,1	BlackBerry Ltd.	1,883,016	15,495
[1]	Brookfield Infrastructure Corp. Class A	230,863	15,312
*	Aritzia Inc.	318,128	14,758
	Yamana Gold Inc.	3,573,237	14,758
	Parkland Corp.	554,780	14,752
*,2	Nuvei Corp.	239,878	14,619
	GFL Environmental Inc.	439,981	14,454
	SNC-Lavalin Group Inc.	648,585	14,302
*	Lightspeed Commerce Inc. (XTSE)	439,506	14,266
	Quebecor Inc. Class B	601,828	14,232
	B2Gold Corp.	3,825,236	13,782
*	MEG Energy Corp.	1,147,120	13,663
*	Kinaxis Inc.	101,061	13,109
	CI Financial Corp.	703,725	13,060
	SSR Mining Inc.	781,191	12,863
	Crescent Point Energy Corp.	1,970,223	12,694
	Capital Power Corp.	401,281	12,463
	Boyd Group Services Inc.	78,856	11,923
	Premium Brands Holdings Corp. Class A	123,208	11,629
*	Air Canada Class A	644,422	11,589
[1]	SmartCentres REIT	478,257	11,566
	First Capital REIT	824,230	11,516
*	ATS Automation Tooling Systems Inc.	275,983	11,268
	BRP Inc.	133,378	11,085
	Enerplus Corp.	957,177	11,084
	H&R REIT	1,074,614	10,922
	Gibson Energy Inc.	554,569	10,671
	Methanex Corp.	228,470	10,394
*	Bombardier Inc. Class B	7,805,915	10,378
	TransAlta Corp.	937,772	10,173
	Alamos Gold Inc. Class A	1,457,005	9,938
	Parex Resources Inc.	466,536	9,924
	Choice Properties REIT	866,519	9,891
	Primo Water Corp.	590,839	9,859
	PrairieSky Royalty Ltd.	757,262	9,746
*,1	Ballard Power Systems Inc.	924,579	9,645
*	Pretium Resources Inc.	697,207	9,467
	Linamar Corp.	168,270	9,326
	Atco Ltd. Class I	267,346	9,006
*	Vermilion Energy Inc.	570,960	8,884
	Canadian Western Bank	291,209	8,850
[1]	Cargojet Inc.	62,342	8,835
	Boralex Inc. Class A	317,299	8,250
[1]	First Majestic Silver Corp.	807,483	8,201

		Shares	Market Value ($000)
	Whitecap Resources Inc.	1,151,721	8,127
	Chartwell Retirement Residences	808,392	7,905
	Stella-Jones Inc.	245,095	7,684
[1]	Innergex Renewable Energy Inc.	506,626	7,433
	Osisko Gold Royalties Ltd.	652,862	7,211
[1]	Boardwalk REIT	159,966	7,040
[1]	Stelco Holdings Inc.	236,149	6,835
	Maple Leaf Foods Inc.	272,233	6,622
	Centerra Gold Inc.	810,624	6,543
*	Turquoise Hill Resources Ltd.	364,952	6,391
	Superior Plus Corp.	616,312	6,264
	Russel Metals Inc.	246,144	6,142
	Cominar REIT	657,811	6,049
	Hudbay Minerals Inc.	835,735	6,003
*	Novagold Resources Inc.	909,675	5,997
*	Eldorado Gold Corp.	679,773	5,952
*	Home Capital Group Inc. Class B	205,144	5,813
*	Canada Goose Holdings Inc.	184,207	5,652
	Enghouse Systems Ltd.	157,769	5,558
	TransAlta Renewables Inc.	398,084	5,440
*	Equinox Gold Corp.	918,068	5,265
	Laurentian Bank of Canada	150,213	5,228
*	Canfor Corp.	224,280	5,096
	North West Co. Inc.	184,574	5,089
*	Celestica Inc.	397,187	4,946
[1]	Transcontinental Inc. Class A	287,134	4,766
*	IAMGOLD Corp.	1,826,395	4,454
	Artis REIT	458,527	4,383
	Dye & Durham Ltd.	144,059	4,166
*	OceanaGold Corp.	2,640,210	4,071
	ECN Capital Corp.	910,628	3,825
	Cascades Inc.	372,647	3,729
[1]	Dream Office REIT	191,332	3,700
[1]	NFI Group Inc.	239,320	3,596
*	Torex Gold Resources Inc.	336,616	3,300
[1]	Westshore Terminals Investment Corp.	144,114	3,060
	Mullen Group Ltd.	327,523	3,025
*,1	Aurora Cannabis Inc.	722,801	3,019
	Aecon Group Inc.	219,359	2,996
	Primaris REIT	267,892	2,986
	Winpak Ltd.	100,364	2,977
*,1	Cronos Group Inc.	718,907	2,664
	Martinrea International Inc.	322,686	2,660
	Cogeco Communications Inc.	31,908	2,619
[1]	First National Financial Corp.	59,325	2,045
	GFL Environmental Inc. (XTSE)	41,029	1,349
*	Lightspeed Commerce Inc.	26,475	859
			1,728,164
Chile (0.1%)
	Aguas Andinas SA Class A	9,934,964	2,389
	SMU SA	15,323,080	1,806
	Vina Concha y Toro SA	1,097,238	1,756
	Engie Energia Chile SA	2,144,106	1,741
	Ripley Corp. SA	5,404,943	1,120
	Salfacorp SA	2,503,020	1,044
	Inversiones Aguas Metropolitanas SA	1,314,309	757

		Shares	Market Value ($000)
	Inversiones La Construccion SA	31,782	141
			10,754
China (5.0%)
*	Chinasoft International Ltd.	8,350,304	8,356
*	Daqo New Energy Corp. ADR	203,102	8,148
[1]	Xtep International Holdings Ltd.	4,309,879	7,740
	China Overseas Property Holdings Ltd.	5,080,000	5,900
*,1	JinkoSolar Holding Co. Ltd. ADR	130,632	5,765
*,1,2	Weimob Inc.	7,163,000	5,411
	Dongyue Group Ltd.	4,123,000	5,046
	China Yongda Automobiles Services Holdings Ltd.	3,777,500	4,833
*	Canadian Solar Inc.	170,235	4,765
*	Vnet Group Inc. ADR	447,181	4,436
	China Water Affairs Group Ltd.	3,781,600	4,422
	CIFI Ever Sunshine Services Group Ltd.	2,400,000	4,331
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	6,028,240	4,279
	Greentown Service Group Co. Ltd.	3,790,000	4,172
*	Noah Holdings Ltd. ADR	131,748	4,136
*,1,2	Venus MedTech Hangzhou Inc. Class H	1,041,500	4,033
	China Suntien Green Energy Corp. Ltd. Class H	6,506,762	3,965
	Fu Shou Yuan International Group Ltd.	4,643,000	3,644
*	Lifetech Scientific Corp.	8,656,058	3,592
*	COFCO Meat Holdings Ltd.	8,449,000	3,483
	China Datang Corp Renewable Power Co. Ltd. Class H	8,521,000	3,458
*,1	Ausnutria Dairy Corp. Ltd.	2,701,000	3,424
	Yuexiu REIT	7,946,013	3,332
*,2	InnoCare Pharma Ltd.	2,235,000	3,309
	Xinyi Energy Holdings Ltd.	6,566,000	3,294
*	Differ Group Holding Co. Ltd.	11,044,000	3,207
*	Hollysys Automation Technologies Ltd.	240,201	3,173
	Sany Heavy Equipment International Holdings Co. Ltd.	2,969,000	3,113
	Digital China Holdings Ltd.	5,441,588	3,085
*	Skyworth Group Ltd.	5,176,710	3,058
	CGN New Energy Holdings Co. Ltd.	4,016,720	3,045
	NetDragon Websoft Holdings Ltd.	1,179,590	2,977
*,1	Sihuan Pharmaceutical Holdings Group Ltd.	15,770,000	2,956
	Gemdale Properties & Investment Corp. Ltd.	26,418,000	2,950
*	XD Inc.	778,200	2,942
	China Oriental Group Co. Ltd.	9,836,000	2,894
*,1,2	Alphamab Oncology	2,235,000	2,877
[2]	Genertec Universal Medical Group Co. Ltd.	3,892,309	2,820
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	1,044,000	2,807
	Tong Ren Tang Technologies Co. Ltd. Class H	2,938,516	2,757
*,2	China Logistics Property Holdings Co. Ltd.	4,861,000	2,747
[1]	Tianneng Power International Ltd.	2,646,468	2,730
*,2	Yidu Tech Inc.	1,442,800	2,705
*,1	Baozun Inc. Class A	652,470	2,702
	Hangzhou Steam Turbine Co. Ltd. Class B	1,348,470	2,644
*,2	Zhou Hei Ya International Holdings Co. Ltd.	3,753,000	2,637
[1]	CIMC Enric Holdings Ltd.	2,122,000	2,603
[1]	Zhenro Properties Group Ltd.	5,380,000	2,555
	China Risun Group Ltd.	4,654,000	2,544
	SSY Group Ltd.	5,623,324	2,500
	China Education Group Holdings Ltd.	2,839,000	2,485
	China Overseas Grand Oceans Group Ltd.	4,076,500	2,436
	C&D International Investment Group Ltd.	1,267,000	2,407
	China Zhenhua Group Science & Technology Co. Ltd. Class A	132,400	2,365
*	Sohu.com Ltd. ADR	128,162	2,333

		Shares	Market Value ($000)
*	Hainan Meilan International Airport Co. Ltd. Class H	861,000	2,294
*	Fufeng Group Ltd.	6,223,864	2,281
	Hisense Home Appliances Group Co. Ltd. Class A	945,064	2,260
	Lonking Holdings Ltd.	7,737,313	2,257
*	Shanxi Meijin Energy Co. Ltd. Class A	1,058,700	2,238
	FinVolution Group ADR	556,252	2,197
[1]	Tiangong International Co. Ltd.	4,388,000	2,178
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,785,994	2,154
*,2	Peijia Medical Ltd.	1,485,000	2,112
*	Niu Technologies ADR	144,201	2,026
	China SCE Group Holdings Ltd.	8,823,000	1,971
	Ming Yang Smart Energy Group Ltd. Class A	482,200	1,964
	Greatview Aseptic Packaging Co. Ltd.	4,980,000	1,913
*,1	Canaan Inc. ADR	443,034	1,905
*	HUYA Inc. ADR	287,184	1,901
	Zhongyu Gas Holdings Ltd.	1,795,000	1,871
	Poly Property Group Co. Ltd.	7,035,000	1,850
*,1	Yeahka Ltd.	612,000	1,828
*,1	EHang Holdings Ltd. ADR	113,098	1,787
	Tianjin Guangyu Development Co. Ltd. Class A	528,700	1,757
	PAX Global Technology Ltd.	2,416,062	1,750
[1]	Q Technology Group Co. Ltd.	1,597,000	1,737
	China BlueChemical Ltd. Class H	6,318,000	1,730
	Shanghai Jin Jiang Capital Co. Ltd. Class H	4,617,480	1,726
	YongXing Special Materials Technology Co. Ltd. Class A	89,500	1,719
*	Youdao Inc. ADR	122,480	1,712
	Xiamen Faratronic Co. Ltd. Class A	54,400	1,694
[1]	Tian Lun Gas Holdings Ltd.	1,417,900	1,685
	Concord New Energy Group Ltd.	17,420,000	1,684
*,1	Comba Telecom Systems Holdings Ltd.	7,215,959	1,671
[1]	Zhuguang Holdings Group Co. Ltd.	7,576,000	1,637
[2]	Hope Education Group Co. Ltd.	12,692,000	1,637
*	CMGE Technology Group Ltd.	4,203,200	1,635
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	152,400	1,609
*	Chengxin Lithium Group Co. Ltd. Class A	223,100	1,599
	Ningbo Orient Wires & Cables Co. Ltd. Class A	168,600	1,579
[2]	Simcere Pharmaceutical Group Ltd.	1,586,000	1,565
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,451,839	1,523
	Sichuan Expressway Co. Ltd. Class A	2,147,932	1,511
	Titan Wind Energy Suzhou Co. Ltd. Class A	473,200	1,501
*	LexinFintech Holdings Ltd. ADR	416,110	1,490
	Beijing Easpring Material Technology Co. Ltd. Class A	107,400	1,473
*,1,2	Ascentage Pharma Group International	564,400	1,462
*,1,2	China Renaissance Holdings Ltd.	831,200	1,462
*,2	Meitu Inc.	7,261,000	1,440
	Sinopec Kantons Holdings Ltd.	3,697,962	1,413
	Shenzhen Kedali Industry Co. Ltd. Class A	57,100	1,410
	Rongsheng Petrochemical Co. Ltd. Class A	1,445,986	1,389
*,1	Ronshine China Holdings Ltd.	3,339,000	1,381
[1,2]	Midea Real Estate Holding Ltd.	931,600	1,376
	Apeloa Pharmaceutical Co. Ltd. Class A	307,700	1,370
	Longshine Technology Group Co. Ltd. Class A	260,650	1,366
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	974,731	1,358
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,113,440	1,351
	Beijing United Information Technology Co. Ltd.	74,765	1,349
	Sailun Group Co. Ltd. Class A	729,694	1,339
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	282,700	1,338
*,2	Mobvista Inc.	1,649,000	1,334

		Shares	Market Value ($000)
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	965,000	1,326
*,1,2	Viva Biotech Holdings	2,869,500	1,317
	Eastern Communications Co. Ltd. Class A	812,500	1,309
	Sunflower Pharmaceutical Group Co. Ltd. Class A	582,671	1,271
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,075,920	1,261
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	48,300	1,247
*	Huangshan Tourism Development Co. Ltd. Class B	1,661,215	1,218
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	91,400	1,212
	Bafang Electric Suzhou Co. Ltd. Class A	37,300	1,208
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	630,796	1,204
	Henan Shenhuo Coal & Power Co. Ltd. Class A	689,543	1,196
	China Minmetals Rare Earth Co. Ltd. Class A	245,100	1,193
	Shanghai Maling Aquarius Co. Ltd. Class A	1,009,600	1,182
	Western Region Gold Co. Ltd. Class A	636,667	1,181
	Bank of Chongqing Co. Ltd. Class H	1,977,843	1,170
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	118,500	1,169
*,1	Kaisa Group Holdings Ltd.	10,325,268	1,168
	China Resources Medical Holdings Co. Ltd.	2,060,291	1,163
	Shoucheng Holdings Ltd.	6,295,246	1,158
	Yuexiu Transport Infrastructure Ltd.	1,902,000	1,153
	Bethel Automotive Safety Systems Co. Ltd. Class A	92,900	1,144
	Zhejiang HangKe Technology Inc. Co. Class A	82,385	1,139
*,1,2	CStone Pharmaceuticals	1,459,000	1,131
	Xiamen Kingdomway Group Co. Class A	257,833	1,130
*	DouYu International Holdings Ltd. ADR	533,943	1,121
[1,2]	AK Medical Holdings Ltd.	1,590,000	1,119
*,2	Ocumension Therapeutics	762,000	1,118
[1]	China Modern Dairy Holdings Ltd.	6,552,000	1,116
[1]	Kangji Medical Holdings Ltd.	1,008,500	1,107
*	China Dongxiang Group Co. Ltd.	13,285,000	1,106
	China Harmony New Energy Auto Holding Ltd.	1,992,500	1,099
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	124,000	1,098
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	40,400	1,083
*	TCL Electronics Holdings Ltd.	2,102,122	1,070
*,1	Tongdao Liepin Group	441,200	1,069
	Shenzhen Senior Technology Material Co. Ltd. Class A	188,744	1,067
[3]	Tianli Education International Holdings Ltd.	4,353,000	1,066
*	West China Cement Ltd.	6,223,200	1,048
[2]	China New Higher Education Group Ltd.	3,025,000	1,046
	JNBY Design Ltd.	707,500	1,046
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	76,210	1,046
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	150,400	1,030
	Jiangsu Azure Corp. Class A	266,900	1,029
*	Sichuan New Energy Power Co. Ltd.	316,500	1,022
	Goke Microelectronics Co. Ltd. Class A	44,700	1,019
[1,2]	Redco Properties Group Ltd.	2,958,000	1,018
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	151,200	1,013
[2]	Archosaur Games Inc.	948,000	1,005
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	682,640	1,001
	Consun Pharmaceutical Group Ltd.	2,040,000	998
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	997
	Chengtun Mining Group Co. Ltd. Class A	710,100	986
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,477,800	984
*	Burning Rock Biotech Ltd. ADR	109,093	982
*	Youngy Co. Ltd. Class A	66,100	978
	Shenzhen Sunlord Electronics Co. Ltd. Class A	179,900	958
	State Grid Information & Communication Co. Ltd. Class A	303,100	951
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	942

		Shares	Market Value ($000)
*,3	China Zhongwang Holdings Ltd.	4,366,000	941
	Wuhu Token Science Co. Ltd. Class A	576,810	941
*,1,2	Maoyan Entertainment	729,200	941
	Chacha Food Co. Ltd. Class A	107,900	932
	China Foods Ltd.	2,228,000	923
	SPIC Dongfang New Energy Corp. Class A	1,321,250	914
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	258,600	910
*,2	China Yuhua Education Corp. Ltd.	4,166,000	906
	Tofflon Science & Technology Group Co. Ltd. Class A	153,000	906
	Vats Liquor Chain Store Management JSC Ltd.	128,600	904
*	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	902
	Shanghai Medicilon Inc. Class A	16,169	898
	Sichuan Yahua Industrial Group Co. Ltd. Class A	243,200	896
	Wuhan DR Laser Technology Corp. Ltd. Class A	23,400	891
	Haohua Chemical Science & Technology Co. Ltd. Class A (XSHG)	145,800	888
	Hangjin Technology Co. Ltd. Class A	164,300	882
	Hexing Electrical Co. Ltd. Class A	446,462	879
*,2	Kintor Pharmaceutical Ltd.	873,000	876
	China Shineway Pharmaceutical Group Ltd.	972,343	875
*	Harbin Electric Co. Ltd. Class H	2,633,813	874
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	111,900	873
	Shanghai Haohai Biological Technology Co. Ltd. Class A	52,608	871
*	Jilin Electric Power Co. Ltd. Class A	711,864	858
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	24,713	850
	Xi'an Triangle Defense Co. Ltd. Class A	121,600	844
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	229,900	844
*,1	Beijing Enterprises Clean Energy Group Ltd.	68,700,000	839
	Skyfame Realty Holdings Ltd.	7,724,000	833
*	Roshow Technology Co. Ltd. Class A	423,400	833
*,2	Ascletis Pharma Inc.	1,632,000	830
	Quectel Wireless Solutions Co. Ltd. Class A	27,450	820
	Xinjiang Tianshan Cement Co. Ltd. Class A	374,500	816
	Sunresin New Materials Co. Ltd. Class A	54,000	815
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	40,200	813
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	812
	Red Avenue New Materials Group Co. Ltd. Class A	144,400	811
*	Sinofert Holdings Ltd.	5,978,000	801
	Qingdao Haier Biomedical Co. Ltd. Class A	69,237	786
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	784
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	485,100	774
	Nantong Jianghai Capacitor Co. Ltd. Class A	203,500	773
	Hubei Dinglong Co. Ltd. Class A	234,000	773
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	767
*	Sichuan Development Lomon Co. Ltd. Class A	432,800	767
	Sinomine Resource Group Co. Ltd. Class A	81,900	764
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,484,400	762
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	762
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	221,300	761
	Arcsoft Corp. Ltd. Class A	125,620	760
*	Hi Sun Technology China Ltd.	5,739,101	756
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	120,000	752
	Fire Rock Holdings Ltd.	7,890,000	752
	Risen Energy Co. Ltd. Class A	213,700	740
[1,2]	China Everbright Greentech Ltd.	2,160,000	733
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	730
	Sichuan Shuangma Cement Co. Ltd. Class A	208,000	728
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	168,950	726
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	794,600	725

		Shares	Market Value ($000)
	Shenzhen Topband Co. Ltd. Class A	312,800	718
[1]	Zhongliang Holdings Group Co. Ltd.	1,509,000	709
	Xianhe Co. Ltd. Class A	127,300	706
*	Genetron Holdings Ltd. ADR	168,946	703
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	370,000	703
	China Kepei Education Group Ltd.	2,184,000	703
*	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	701
*	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	701
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	1,202,200	699
	Victory Giant Technology Huizhou Co. Ltd. Class A	169,500	698
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	309,900	698
[1]	Yuzhou Group Holdings Co. Ltd.	8,625,391	697
	Grandblue Environment Co. Ltd. Class A	217,872	697
	Electric Connector Technology Co. Ltd. Class A	86,000	696
	Fangda Special Steel Technology Co. Ltd. Class A	571,392	696
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	87,637	695
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	694
	Shenzhen Yinghe Technology Co. Ltd. Class A	168,025	690
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	688
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	188,800	678
	Sinocare Inc. Class A	182,300	677
	Hisense Home Appliances Group Co. Ltd. Class H	515,173	675
	Qianhe Condiment and Food Co. Ltd. Class A	224,452	673
	Hainan Poly Pharm Co. Ltd. Class A	89,474	671
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	101,600	670
	Central China Management Co. Ltd.	3,891,000	667
	Shenzhen Leaguer Co. Ltd. Class A	394,400	666
	QuakeSafe Technologies Co. Ltd. Class A	47,600	664
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	659,900	660
*	Shandong Head Co. Ltd. Class A	80,800	656
[1]	Times Neighborhood Holdings Ltd.	1,662,000	653
*,2	Medlive Technology Co. Ltd.	402,000	653
	Infore Environment Technology Group Co. Ltd. Class A	671,165	648
	Sinofibers Technology Co. Ltd. Class A	85,800	647
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	645
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	644
	Fibocom Wireless Inc. Class A	89,951	642
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	18,012	639
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	636
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	632
	Guangdong Hongda Blasting Co. Ltd. Class A	152,100	631
	Chaowei Power Holdings Ltd.	2,219,563	630
*	Dazhong Transportation Group Co. Ltd. Class B	2,162,435	628
	Xingda International Holdings Ltd.	2,854,000	627
	CPMC Holdings Ltd.	1,094,000	627
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	330,300	626
*	Beijing Jingyuntong Technology Co. Ltd. Class A	488,300	625
	Chengdu Kanghua Biological Products Co. Ltd. Class A	17,400	624
	Sino Wealth Electronic Ltd. Class A	71,572	622
	COFCO Biotechnology Co. Ltd. Class A	397,500	612
	China Lilang Ltd.	1,060,000	603
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	601
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	596
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	591
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	776,000	589
	CNHTC Jinan Truck Co. Ltd. Class A	270,660	589
*	Beijing BDStar Navigation Co. Ltd. Class A	107,100	586

		Shares	Market Value ($000)
	Sanquan Food Co. Ltd. Class A	233,200	586
*	C&D Property Management Group Co. Ltd.	1,069,000	585
	Shanghai Belling Co. Ltd. Class A	176,800	584
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	584
*	Bohai Leasing Co. Ltd. Class A	1,376,000	581
	Shanghai Liangxin Electrical Co. Ltd. Class A	233,240	581
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	580
*	Gree Real Estate Co. Ltd. Class A	605,435	580
	Shanghai Weaver Network Co. Ltd. Class A	51,188	577
	B-Soft Co. Ltd. Class A	388,230	572
	First Tractor Co. Ltd. Class A	287,300	572
	Riyue Heavy Industry Co. Ltd. Class A	129,000	570
	CTS International Logistics Corp. Ltd. Class A	291,080	568
*,1	BEST Inc. ADR	656,204	562
	Nanjing Yunhai Special Metals Co. Ltd. Class A	189,500	562
	Kehua Data Co. Ltd. Class A	113,000	557
*,1	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	553
	MLS Co. Ltd. Class A	266,400	552
	China Publishing & Media Co. Ltd. Class A	671,805	552
	Wuhan Jingce Electronic Group Co. Ltd. Class A	63,992	547
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	28,800	546
*	Chengzhi Co. Ltd. Class A	262,300	540
	Eoptolink Technology Inc. Ltd Class A	96,821	536
	Bank of Chongqing Co. Ltd. Class A	394,349	536
	China Automotive Engineering Research Institute Co. Ltd. Class A	209,200	529
	China South City Holdings Ltd.	6,600,000	527
	Jinneng Science&Technology Co. Ltd. Class A	234,000	521
	Qingling Motors Co. Ltd. Class H	2,606,929	519
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	516
	GCI Science & Technology Co. Ltd. Class A	157,500	515
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	515
	China Express Airlines Co. Ltd. Class A	247,800	510
	Lushang Health Industry Development Co. Ltd. Class A	294,800	508
*,2	Koolearn Technology Holding Ltd.	941,500	507
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	505
	Shenzhen Desay Battery Technology Co. Class A	66,035	505
*,1	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	501
	Foran Energy Group Co. Ltd. Class A	309,910	501
	FAWER Automotive Parts Co. Ltd. Class A	500,400	497
	Sai Micro Electronics Inc. Class A	147,500	496
	Yotrio Group Co. Ltd. Class A	979,300	494
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	58,500	493
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	83,300	492
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	492
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	489
[1,2]	Cathay Media And Education Group Inc.	2,027,000	487
*	China Tungsten And Hightech Materials Co. Ltd. Class A	232,400	484
	Beijing GeoEnviron Engineering & Technology Inc. Class A	189,540	483
*	Sumavision Technologies Co. Ltd. Class A	393,700	482
	Lier Chemical Co. Ltd. Class A	105,200	479
	Hainan Strait Shipping Co. Ltd. Class A	532,050	478
	Zhende Medical Co. Ltd. Class A	72,925	477
*	China Maple Leaf Educational Systems Ltd.	7,608,000	475
*,1,2	Yixin Group Ltd.	2,899,500	471
	Hangcha Group Co. Ltd. Class A	186,900	470
	Beijing Tongtech Co. Ltd. Class A	107,460	469
	Wellhope Foods Co. Ltd. Class A	274,400	467
	Hunan Aihua Group Co. Ltd. Class A	86,843	466

		Shares	Market Value ($000)
	IKD Co. Ltd. Class A	158,100	463
*	Chongqing Iron & Steel Co. Ltd. Class A	1,457,567	459
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	457
	Yusys Technologies Co. Ltd. Class A	122,080	456
	Shanghai Haixin Group Co. Class B	1,321,500	454
	Chengdu Wintrue Holding Co. Ltd. Class A	234,900	454
[1]	Perennial Energy Holdings Ltd.	2,080,000	454
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	453
	Xinyu Iron & Steel Co. Ltd. Class A	511,863	452
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	451
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	341,400	451
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	451
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	133,100	450
	Wuxi Taiji Industry Co. Ltd. Class A	389,800	450
	Suzhou TFC Optical Communication Co. Ltd. Class A	83,780	449
	Winall Hi-Tech Seed Co. Ltd. Class A	115,500	449
	SGIS Songshan Co. Ltd. Class A	637,100	446
	First Tractor Co. Ltd. Class H	912,954	445
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	435,980	444
	Wuxi Boton Technology Co. Ltd. Class A	133,700	443
	Shandong Bohui Paper Industrial Co. Ltd. Class A	310,200	443
	Shanghai Pret Composites Co. Ltd. Class A	186,864	441
	Greenland Hong Kong Holdings Ltd.	2,228,000	439
	PCI Technology Group Co. Ltd. Class A	324,200	439
	Hebei Chengde Lolo Co. Class A	301,760	437
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	435
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	433
	Hangzhou Boiler Group Co. Ltd. Class A	97,700	431
	Jiangsu Shagang Co. Ltd. Class A	480,000	427
	Hangzhou Dptech Technologies Co. Ltd. Class A	73,667	427
	COFCO Capital Holdings Co. Ltd. Class A	338,800	427
*	Sonoscape Medical Corp. Class A	95,500	426
	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,200	426
	Lancy Co. Ltd. Class A	104,400	419
	Guangzhou Restaurant Group Co. Ltd. Class A	117,260	415
	Tongyu Heavy Industry Co. Ltd. Class A	811,500	415
	Amoy Diagnostics Co. Ltd. Class A	45,400	413
	Wasu Media Holding Co. Ltd. Class A	342,139	413
	Shanghai Chinafortune Co. Ltd. Class A	212,600	413
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	112,100	413
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	412
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	404
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	403
	CETC Digital Technology Co. Ltd. Class A	77,500	403
	Three's Co. Media Group Co. Ltd. Class A	13,500	402
	Renhe Pharmacy Co. Ltd. Class A	346,200	400
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	295,100	398
*	Guangdong Tapai Group Co. Ltd. Class A	247,328	397
	Accelink Technologies Co. Ltd. Class A	125,000	397
	Anhui Genuine New Materials Co. Ltd. Class A	111,227	397
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	397
	Yijiahe Technology Co. Ltd. Class A	39,200	396
	Beijing SuperMap Software Co. Ltd. Class A	106,000	393
	Tech-Bank Food Co. Ltd. Class A	401,497	393
	Guocheng Mining Co. Ltd. Class A	200,975	391
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	391
	Sino-Platinum Metals Co. Ltd. Class A	105,430	388
	PhiChem Corp. Class A	105,500	386

		Shares	Market Value ($000)
	Jinhui Liquor Co. Ltd. Class A	77,400	383
*	Shanghai Fudan Microelectronics Group Co. Ltd.Class A	61,447	382
*	China Tianying Inc. Class A	469,700	381
*	Tongda Group Holdings Ltd.	14,533,519	380
	Shenzhen World Union Group Inc. Class A	679,900	379
	Beijing Strong Biotechnologies Inc. Class A	138,200	379
*	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	72,733	377
*	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	377
	Fujian Star-net Communication Co. Ltd. Class A	108,000	375
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	375
	ChemPartner PharmaTech Co. Ltd. Class A	204,900	374
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	223,100	374
	Client Service International Inc. Class A	117,300	373
	Shenzhen FRD Science & Technology Co. Ltd.	114,643	372
	YanTai Shuangta Food Co. Ltd. Class A	301,100	369
	Hangzhou Onechance Tech Corp. Class A	54,300	368
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	94,600	367
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	363
	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	363
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	167,500	361
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	167,000	361
	Biem.L.Fdlkk Garment Co. Ltd. Class A	94,880	360
	E-House China Enterprise Holdings Ltd.	1,532,400	359
	Yankershop Food Co. Ltd. Class A	34,500	359
*	Genimous Technology Co. Ltd. Class A	339,100	358
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	197,900	358
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	61,600	357
[1]	Beijing North Star Co. Ltd. Class H	2,368,000	356
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	356
	Wondershare Technology Group Co. Ltd. Class A	54,700	356
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	356
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	354
*	China Merchants Land Ltd.	3,394,000	354
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	352
	Zhejiang Narada Power Source Co. Ltd. Class A	199,900	348
	INESA Intelligent Tech Inc. Class B	769,006	347
*	YaGuang Technology Group Co. Ltd. Class A	274,900	347
	Grinm Advanced Materials Co. Ltd. Class A	156,900	347
*	Talkweb Information System Co. Ltd. Class A	313,800	346
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	344
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	21,700	344
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	238,200	341
	Archermind Technology Nanjing Co. Ltd. Class A	38,100	340
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	534,305	337
	IReader Technology Co. Ltd. Class A	112,300	335
	Shenzhen Tagen Group Co. Ltd. Class A	346,200	334
	CSSC Science & Technology Co. Ltd. Class A	136,700	331
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	330
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	530,394	328
*	Innuovo Technology Co. Ltd. Class A	308,700	328
	Shanghai AtHub Co. Ltd. Class A	60,200	327
	YGSOFT Inc. Class A	241,308	326
*	Hongli Zhihui Group Co. Ltd. Class A	162,300	323
*	Visionox Technology Inc. Class A	252,200	320
	DeHua TB New Decoration Materials Co. Ltd. Class A	170,900	320
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	319
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	318

		Shares	Market Value ($000)
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	318
*	Shengda Resources Co. Ltd. Class A	162,000	315
	Wuhan Department Store Group Co. Ltd. Class A	183,605	313
	Guizhou Gas Group Corp. Ltd. Class A	216,700	311
*	Orient Group Inc. Class A	685,200	311
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	308
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	308
	Goldenmax International Technology Ltd. Class A	166,100	307
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	304
	Dongjiang Environmental Co. Ltd. Class A	279,800	303
*	Aotecar New Energy Technology Co. Ltd. Class A	579,100	303
	Konfoong Materials International Co. Ltd. Class A	36,700	302
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	169,500	301
	Shaanxi Construction Machinery Co. Ltd. Class A	184,500	299
	Shenzhen Properties & Resources Development Group Ltd. Class A	173,000	299
*	CSG Smart Science&Technology Co. Ltd. Class A	181,900	297
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	228,040	296
	Beijing VRV Software Corp. Ltd. Class A	348,300	295
	Xiamen Jihong Technology Co. Ltd. Class A	101,000	295
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	169,403	293
	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	289
*	China Fangda Group Co. Ltd. Class B	890,200	288
	Better Life Commercial Chain Share Co. Ltd. Class A	277,800	288
	Digital China Group Co. Ltd. Class A	121,000	288
	Yonggao Co. Ltd. Class A	348,100	287
*	So-Young International Inc. ADR	119,364	286
	Gansu Shangfeng Cement Co. Ltd. Class A	91,600	286
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	203,600	286
	Guangdong Aofei Data Technology Co. Ltd. Class A	83,700	284
*	Luoniushan Co. Ltd. Class A	268,600	283
	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	283
	Beijing North Star Co. Ltd. Class A	700,400	282
	Jiangxi Wannianqing Cement Co. Ltd. Class A	147,600	281
	DBG Technology Co. Ltd. Class A	143,060	281
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	181,610	280
	Zhejiang Communications Technology Co. Ltd.	320,300	280
	Zhongfu Information Inc. Class A	50,100	279
*	Guangdong Advertising Group Co. Ltd. Class A	383,500	279
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	279
	Guangdong Hybribio Biotech Co. Ltd. Class A	64,572	279
	Advanced Technology & Materials Co. Ltd. Class A	200,000	278
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	138,300	278
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,800	277
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	277
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	277
	Beibuwan Port Co. Ltd. Class A	223,699	275
	Beijing Thunisoft Corp. Ltd. Class A	149,100	274
	Edifier Technology Co. Ltd. Class A	160,900	274
	Konka Group Co. Ltd. Class A	295,400	273
	EIT Environmental Development Group Co. Ltd. Class A	60,896	272
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	270
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	269
	Monalisa Group Co. Ltd. Class A	70,100	269
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	269
*	China CAMC Engineering Co. Ltd. Class A	241,200	268
	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	267
	Jiuzhitang Co. Ltd. Class A	188,800	267
	Beijing Compass Technology Development Co. Ltd. Class A	44,400	267

		Shares	Market Value ($000)
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	172,900	266
*	Fantasia Holdings Group Co. Ltd.	6,546,000	265
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	166,400	265
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	264
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	131,300	262
	Haohua Chemical Science & Technology Co. Ltd. Class A	42,686	260
*	INKON Life Technology Co. Ltd. Class A	141,100	258
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	203,900	255
*	Beijing Watertek Information Technology Co. Ltd. Class A	440,600	254
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	391,700	254
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	140,800	253
	ZheJiang Dali Technology Co. Ltd. Class A	100,920	249
	Changchun Faway Automobile Components Co. Ltd. Class A	148,560	249
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	57,100	249
	Xinhuanet Co. Ltd. Class A	84,900	248
	Tianjin Teda Co. Ltd. Class A	386,700	247
	Hangxiao Steel Structure Co. Ltd. Class A	390,200	245
	Black Peony Group Co. Ltd. Class A	228,740	245
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	568,600	244
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	244
*	HyUnion Holding Co. Ltd. Class A	198,900	244
	Realcan Pharmaceutical Group Co. Ltd. Class A	399,800	239
	Zhejiang Wanma Co. Ltd. Class A	201,800	239
	China Harzone Industry Corp. Ltd. Class A	174,200	239
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	239
*	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	236
	Zhuhai Bojay Electronics Co. Ltd. Class A	27,100	236
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	115,700	234
	CQ Pharmaceutical Holding Co. Ltd. Class A	310,300	232
	Eastern Communications Co. Ltd. Class B	497,550	231
	Huafu Fashion Co. Ltd. Class A	316,500	231
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	35,340	230
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	229
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	229
	Unilumin Group Co. Ltd. Class A	182,800	228
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	227
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	226
	Anhui Construction Engineering Group Co. Ltd. Class A	313,200	226
	City Development Environment Co. Ltd. Class A	139,720	226
	Gansu Qilianshan Cement Group Co. Ltd. Class A	142,500	224
	Tangrenshen Group Co. Ltd. Class A	171,600	222
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	131,900	220
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	218
*	Zhejiang Jingu Co. Ltd. Class A	185,200	217
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	185,500	217
	Shanghai Kinetic Medical Co. Ltd. Class A	150,248	217
	CITIC Press Corp. Class A	51,600	217
	Edan Instruments Inc. Class A	122,400	216
	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	215
	Guangdong Topstar Technology Co. Ltd. Class A	100,620	215
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	211,800	214
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	214
	KPC Pharmaceuticals Inc. Class A	141,300	212
	Hwa Create Co. Ltd. Class A	139,200	210
	Chongqing Zaisheng Technology Corp. Ltd. Class A	130,700	209
	5I5J Holding Group Co. Ltd. Class A	434,300	207

		Shares	Market Value ($000)
	Hand Enterprise Solutions Co. Ltd. Class A	160,100	205
	Feitian Technologies Co. Ltd. Class A	80,800	204
	Bear Electric Appliance Co. Ltd. Class A	25,700	204
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	96,600	202
	Dare Power Dekor Home Co. Ltd. Class A	101,400	198
	Kunming Yunnei Power Co. Ltd. Class A	364,400	196
	Streamax Technology Co. Ltd. Class A	33,800	193
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	192
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	48,400	192
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	308,200	190
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	92,900	188
	Chongqing Dima Industry Co. Ltd. Class A	498,300	188
*	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	183
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	125,160	180
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	180
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	178
	Xiamen Xiangyu Co. Ltd. Class A	140,100	177
	Shanghai Runda Medical Technology Co. Ltd. Class A	98,600	176
	Chengdu Hongqi Chain Co. Ltd. Class A	222,600	174
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	146,200	174
	JSTI Group Class A	176,900	173
*	Berry Genomics Co. Ltd. Class A	67,900	172
	Henan Yuguang Gold & Lead Co. Ltd. Class A	199,800	171
	Guomai Technologies Inc. Class A	182,500	169
	Shenzhen Gongjin Electronics Co. Ltd. Class A	126,600	168
*	Canny Elevator Co. Ltd. Class A	145,500	168
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	94,100	165
*	Shandong Dawn Polymer Co. Ltd. Class A	73,500	163
	Beken Corp. Class A	22,300	161
	Tibet Tianlu Co. Ltd. Class A	164,500	159
*	Colour Life Services Group Co. Ltd.	1,283,000	158
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	155
	Shenzhen Anche Technologies Co. Ltd. Class A	38,200	155
	Fujian Green Pine Co. Ltd. Class A	114,900	154
	Shenzhen Comix Group Co. Ltd. Class A	134,500	151
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	87,400	150
	Jiangsu Huaxicun Co. Ltd. Class A	159,800	146
	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	146
	Vatti Corp. Ltd. Class A	157,100	145
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	144
*	Shenzhen SDG Information Co. Ltd. Class A	149,300	144
	Shenzhen Sinovatio Technology Co. Ltd. Class A	31,987	141
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	140
	Shanxi Coking Co. Ltd. Class A	165,100	136
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	82,700	115
*,3	Boshiwa International Ltd.	469,000	101
	Fujian Cement Inc. Class A	87,200	99
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	94
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	158,000	76
*,3	China Lumena New Materials Corp.	98,750	63
*,1,3	China Fishery Group Ltd.	1,088,512	61
*	Wisdom Education International Holdings Co. Ltd.	862,000	58
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	92,560	56
	Beken Corp.	5,400	39
	Hebei Huijin Group Co. Ltd. Class A	25,900	38
*,3	Real Gold Mining Ltd.	239,476	26
	Hebei Construction Group Corp. Ltd. Class H	121,000	22
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	9,800	16

		Shares	Market Value ($000)
*,1,3	Midas Holdings Ltd.	2,619,447	—
*,3	China High Precision Automation Group Ltd.	401,000	—
*,3	China Animal Healthcare Ltd.	1,003,918	—
			562,299
Colombia (0.0%)
*	Banco Davivienda SA Preference Shares	336,203	2,836
Czech Republic (0.0%)
	Philip Morris CR A/S	1,162	885
Denmark (1.2%)
	Ringkjoebing Landbobank A/S	107,022	14,088
*	ISS A/S	645,652	12,164
*	Jyske Bank A/S (Registered)	205,123	12,082
*	ALK-Abello A/S	24,362	10,287
[2]	Netcompany Group A/S	127,131	9,340
	Topdanmark A/S	153,158	8,760
	Sydbank A/S	225,998	7,977
*	Bavarian Nordic A/S	255,388	7,517
*	NKT A/S	167,503	7,052
	FLSmidth & Co. A/S	192,446	6,487
	Alm Brand A/S	2,976,945	5,644
*	Dfds A/S	108,636	5,303
[2]	Scandinavian Tobacco Group A/S Class A	243,151	5,242
	Spar Nord Bank A/S	317,066	4,560
	Schouw & Co. A/S	46,374	3,922
	Chemometec A/S	35,545	3,685
*	Nilfisk Holding A/S	92,821	3,270
*	Zealand Pharma A/S	167,631	3,266
*	NTG Nordic Transport Group A/S Class A	48,750	3,246
*	Drilling Co. of 1972 A/S	82,268	3,209
	D/S Norden A/S	89,856	2,045
			139,146
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	2,604,238	2,444
	Talaat Moustafa Group	2,959,729	1,756
	Medinet Nasr Housing	5,660,775	1,027
	Palm Hills Developments SAE	3,865,476	432
	Oriental Weavers	692,082	373
*	Pioneers Properties	2,012,595	313
*	Gadwa for Industrial Development	3,137,925	183
*	Aspire Capital Holding for Financial Investments	8,465,194	149
	Six of October Development & Investment	54,246	50
			6,727
Finland (0.8%)
*	Konecranes OYJ Class A	273,234	10,991
	Cargotec OYJ Class B	187,001	9,336
	TietoEVRY OYJ (XHEL)	308,413	9,177
*	QT Group OYJ	71,062	8,249
*	Outokumpu OYJ	1,187,970	7,697
	Metsa Board OYJ	663,247	7,150
	Neles OYJ	381,830	5,367
	Kemira OYJ	358,540	5,270
	Uponor OYJ	212,051	4,705
	Sanoma OYJ	307,274	4,641
	Revenio Group OYJ	83,075	4,337
	YIT OYJ	622,106	3,090
	Tokmanni Group Corp.	140,246	2,935

		Shares	Market Value ($000)
[1]	Citycon OYJ	317,697	2,543
[2]	Terveystalo OYJ	193,634	2,528
	TietoEVRY OYJ	56,975	1,703
*,1	Finnair OYJ	1,948,469	1,442
	Raisio OYJ Class V	365,419	1,321
	F-Secure OYJ	260,874	1,284
	Oriola OYJ Class B	332,211	817
*,3	Ahlstrom-Munksjo OYJ Rights	29,401	589
			95,172
France (2.3%)
	Alten SA	107,296	17,501
*	Elis SA (XPAR)	831,160	15,183
	SPIE SA	478,244	11,093
	SES SA Class A GDR	1,441,300	11,089
	Nexans SA	116,086	10,490
	Sopra Steria Group SACA	54,440	9,571
	Gaztransport Et Technigaz SA	95,588	8,769
	Eutelsat Communications SA	691,294	8,572
[2]	Verallia SA	258,206	8,099
*	Technip Energies NV	512,502	7,842
	Nexity SA	171,408	7,177
	IPSOS	155,976	7,127
	Virbac SA	16,178	6,508
*	Trigano SA	32,235	6,107
	Societe BIC SA	94,760	5,396
*	Coface SA	387,198	5,123
	Korian SA	232,375	5,094
	Metropole Television SA	256,877	5,012
*	Vallourec SA	561,731	4,997
*,1	Air France-KLM	1,100,732	4,981
	Television Francaise 1	471,969	4,511
	Interparfums SA	55,119	4,188
	Fnac Darty SA	69,648	4,134
*	Lagardere SA	151,458	4,123
	Somfy SA	22,228	4,093
*,1	Casino Guichard Perrachon SA	179,288	3,966
[2]	Maisons du Monde SA	170,458	3,892
	Rothschild & Co.	86,475	3,752
	Mercialys SA	321,765	3,567
*	Derichebourg SA	280,856	3,532
*	Eramet SA	29,388	3,046
	Quadient SA	141,944	2,901
*	ID Logistics Group	7,807	2,835
	Vicat SA	65,635	2,720
*,1	Solutions 30 SE	300,203	2,369
	Carmila SA	139,892	2,327
*,2	Elior Group SA	370,269	2,233
*	Albioma SA Loyalty Shares	55,888	2,183
	Altarea SCA	11,702	2,086
*	CGG SA	2,455,915	2,044
*	Akka Technologies	37,243	2,035
*	Beneteau SA	116,406	1,941
	PEUGEOT Investment	13,857	1,863
	Mersen SA	44,403	1,852
	Robertet SA	1,830	1,795
	Cie de L'Odet SE	1,204	1,697
*	Voltalia SA (Registered)	85,388	1,577
*,2	X-Fab Silicon Foundries SE	147,006	1,434

		Shares	Market Value ($000)
	Albioma SA (XPAR)	34,928	1,365
	Manitou BF SA	32,920	1,226
*	Albioma	27,887	1,090
*	Lisi	31,889	1,002
	Jacquet Metals SACA	37,532	924
	Bonduelle SCA	39,068	919
	Vilmorin & Cie SA	16,113	911
*,2	SMCP SA	110,106	906
	Pharmagest Interactive	9,823	888
*	GL Events	41,305	810
*	Etablissements Maurel et Prom SA	253,087	752
	Guerbet	18,571	693
	AKWEL	21,631	536
*,2	Aramis Group SAS	38,265	535
	Lisi (XPAR)	15,265	480
*	Tarkett SA	24,374	475
*	Rallye SA	76,207	371
	Boiron SA	8,023	365
*	Believe SA	19,114	321
*	Lisi SA Prime De Fidelite	3,729	117
*,1,3	Bourbon Corp.	12,121	—
*,3	Bourbon SA	28,437	—
			259,113
Germany (3.3%)
	Aurubis AG	131,528	13,711
*	K+S AG (Registered)	717,621	13,701
	Freenet AG	488,490	13,304
	HUGO BOSS AG	199,197	12,619
	TAG Immobilien AG	462,733	12,220
[2]	Befesa SA	153,791	10,857
	Gerresheimer AG	115,865	10,398
	CANCOM SE	139,936	8,494
	AIXTRON SE	400,674	8,331
	Grand City Properties SA	370,771	8,183
	Duerr AG	183,943	8,140
	Jungheinrich AG Preference Shares	184,505	7,890
	Sixt SE Preference Shares	83,633	7,556
[1]	Siltronic AG (XETR)	56,138	7,331
	alstria office REIT AG	330,503	7,244
	Software AG	188,099	7,243
[1]	Aareal Bank AG	223,315	7,194
	Jenoptik AG	196,434	7,189
	Stroeer SE & Co. KGaA	93,344	6,989
*	Hypoport SE	15,625	6,905
	CompuGroup Medical SE & Co. KGaA	98,076	6,501
	Stabilus SA	95,255	6,415
[1]	Encavis AG	390,002	6,144
*,1	Nordex SE	377,560	6,059
[2]	Deutsche Pfandbriefbank AG	478,768	5,908
*	Sixt SE	35,833	5,825
*	flatexDEGIRO AG	294,205	5,693
	Krones AG	56,304	5,592
	Dermapharm Holding SE	64,505	5,216
	Pfeiffer Vacuum Technology AG	24,621	4,848
	VERBIO Vereinigte BioEnergie AG	72,279	4,607
	Norma Group SE	123,223	4,475
*	Synlab AG	192,063	4,417
	Hornbach Holding AG & Co. KGaA	28,226	4,324

		Shares	Market Value ($000)
*	Salzgitter AG	126,352	4,323
	Eckert & Ziegler Strahlen- und Medizintechnik AG	48,832	4,257
*	Nagarro SE	23,476	4,081
	Bilfinger SE	117,124	4,078
*	MorphoSys AG	127,318	4,077
	Deutsche EuroShop AG	214,751	4,035
[1,2]	ADLER Group SA	336,598	3,981
	STRATEC SE	29,144	3,945
	PATRIZIA AG	174,598	3,796
[1]	S&T AG	199,180	3,658
	Suedzucker AG	252,749	3,539
*,2	Shop Apotheke Europe NV	26,767	3,480
*	Deutz AG	502,251	3,441
*	Kloeckner & Co. SE Preference Shares	290,595	3,282
	Indus Holding AG	82,094	3,150
*,1	CECONOMY AG	701,714	3,123
	New Work SE	14,096	3,109
	KWS Saat SE & Co. KGaA	38,915	3,024
[2]	Instone Real Estate Group SE	167,079	2,973
	GRENKE AG	93,247	2,945
	Atoss Software AG	12,278	2,462
	DIC Asset AG	133,906	2,303
	Schaeffler AG Preference Shares	303,460	2,256
	Siltronic AG	16,638	2,175
	Zeal Network SE	50,074	2,139
*	About You Holding SE	108,455	2,113
	Wacker Neuson SE	67,155	1,687
	Basler AG	12,555	1,687
*	Global Fashion Group SA	364,845	1,667
	Draegerwerk AG & Co. KGaA Preference Shares	27,837	1,617
	Washtec AG	28,708	1,615
	Deutsche Beteiligungs AG	37,383	1,551
	BayWa AG	36,780	1,549
	Secunet Security Networks AG	4,326	1,540
	Takkt AG	86,859	1,471
	Hamburger Hafen und Logistik AG	66,117	1,420
*	Koenig & Bauer AG	41,928	1,307
	Hensoldt AG	92,386	1,259
*	SGL Carbon SE	167,992	1,173
	Vossloh AG	23,213	1,119
	Wuestenrot & Wuerttembergische AG	51,970	1,097
	Hornbach Baumarkt AG	20,005	1,072
[1]	SMA Solar Technology AG	28,571	1,018
*	ElringKlinger AG	84,584	1,006
	CropEnergies AG	72,521	999
	Bertrandt AG	12,735	745
	Draegerwerk AG & Co. KGaA	9,927	548
			374,415
Greece (0.1%)
*	Hellenic Exchanges - Athens Stock Exchange SA	470,143	2,070
	Holding Co. ADMIE IPTO SA	644,977	1,822
*	LAMDA Development SA	222,900	1,761
*	GEK Terna Holding Real Estate Construction SA	158,343	1,644
*	Ellaktor SA	760,241	1,072
*	Athens Water Supply & Sewage Co. SA	113,818	988
	Viohalco SA	173,897	937
	Sarantis SA	89,179	885
*	Aegean Airlines SA	92,563	572

		Shares	Market Value ($000)
*	Fourlis Holdings SA	114,251	552
*	Public Power Corp. SA	31,801	309
			12,612
Hong Kong (1.0%)
	Pacific Basin Shipping Ltd.	16,922,532	7,223
	Fortune REIT	6,009,589	6,198
	HKBN Ltd.	3,245,629	4,076
*,1,2	Razer Inc.	13,568,000	3,997
	Luk Fook Holdings International Ltd.	1,395,399	3,678
*	Vobile Group Ltd.	4,987,000	3,417
	Powerlong Real Estate Holdings Ltd.	6,011,000	3,355
	CITIC Telecom International Holdings Ltd.	8,460,004	3,080
	Jinchuan Group International Resources Co. Ltd.	16,988,000	3,035
	Sunlight REIT	5,365,072	2,920
	K Wah International Holdings Ltd.	5,606,398	2,195
	Truly International Holdings Ltd.	5,415,000	2,188
	IGG Inc.	3,346,000	2,094
	LK Technology Holdings Ltd.	1,346,975	2,061
[1]	Hong Kong Technology Venture Co. Ltd.	2,145,000	1,988
	Great Eagle Holdings Ltd.	692,000	1,944
	Value Partners Group Ltd.	3,926,434	1,936
[2]	Asiainfo Technologies Ltd.	1,046,000	1,933
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,444,800	1,730
	VSTECS Holdings Ltd.	1,698,000	1,682
*,2	Hua Medicine	3,280,000	1,552
*	Pou Sheng International Holdings Ltd.	9,483,000	1,523
	Prosperity REIT	3,831,000	1,489
	EC Healthcare	1,268,000	1,458
*	OCI International Holdings Ltd.	3,388,000	1,446
*,1	Realord Group Holdings Ltd.	1,218,000	1,427
	SUNeVision Holdings Ltd.	1,620,000	1,424
*	Glory Sun Financial Group Ltd.	60,168,000	1,424
	Stella International Holdings Ltd.	1,231,000	1,370
[1]	Powerlong Commercial Management Holdings Ltd.	633,500	1,342
*,2	Everest Medicines Ltd.	384,500	1,281
	Vesync Co. Ltd.	1,410,000	1,229
*,2	Frontage Holdings Corp.	2,406,000	1,162
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	733,000	1,152
	Texhong Textile Group Ltd.	875,500	1,132
	Canvest Environmental Protection Group Co. Ltd.	2,119,000	1,084
*,1	Apollo Future Mobility Group Ltd.	17,192,000	1,017
	Far East Consortium International Ltd.	2,804,858	1,015
[1]	C-Mer Eye Care Holdings Ltd.	1,424,000	979
	Asia Cement China Holdings Corp.	1,403,500	974
*	Cosmopolitan International Holdings Ltd.	5,944,000	946
*	Esprit Holdings Ltd. (XHKG)	9,966,350	936
*	Digital Domain Holdings Ltd.	8,939,000	921
[1]	China Tobacco International HK Co. Ltd.	469,000	904
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,381,000	872
	United Laboratories International Holdings Ltd.	1,526,500	868
*,1,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	742,000	860
*,2	Antengene Corp. Ltd.	1,088,500	855
	Chow Sang Sang Holdings International Ltd.	634,565	841
*,3	SMI Holdings Group Ltd.	2,800,800	841
	Singamas Container Holdings Ltd.	5,413,960	805
	Sun Hung Kai & Co. Ltd.	1,497,000	803
	Road King Infrastructure Ltd.	813,346	772
*,1,3	Superb Summit International	3,957,346	741

		Shares	Market Value ($000)
*	Television Broadcasts Ltd.	1,099,600	682
*	Sa Sa International Holdings Ltd.	3,414,000	655
	Pacific Textiles Holdings Ltd.	1,287,000	654
	Dynam Japan Holdings Co. Ltd.	722,440	649
	Giordano International Ltd.	3,105,735	648
*	GCL New Energy Holdings Ltd.	28,361,541	632
*	CITIC Resources Holdings Ltd.	9,572,000	617
	SmarTone Telecommunications Holdings Ltd.	1,036,730	578
*,3	Convoy	26,130,000	560
[2]	Crystal International Group Ltd.	1,607,000	473
[1,2]	VPower Group International Holdings Ltd.	2,648,000	407
	CMBC Capital Holdings Ltd.	982,021	365
*,3	Huiyuan Juice	1,333,000	345
	Texwinca Holdings Ltd.	1,708,000	332
*	Chinese Estates Holdings Ltd.	950,500	324
*,3	CTEG	6,439,760	281
	Lee's Pharmaceutical Holdings Ltd.	674,500	260
*,1,3	National Agricultural Holdings	1,560,000	238
*,2	IMAX China Holding Inc.	154,800	221
*,3	MH Development NPV	1,068,000	159
*	China LNG Group Ltd.	3,101,999	140
*	Glory Sun Land Group Ltd.	5,043,020	34
*	Suncity Group Holdings Ltd.	1,108,000	15
*,1,3	Agritrade Resources Ltd.	6,905,000	—
*,3	Anxin China Holdings Ltd.	2,621,200	—
*,3	C Fiber Optic	2,215,200	—
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	—
*,3	Tech Pro Tech Dev	10,406,800	—
			107,444
Hungary (0.0%)
*	Opus Global Nyrt	653,598	419
India (4.8%)
	Tata Elxsi Ltd.	134,227	13,764
	Persistent Systems Ltd.	196,796	11,680
	Crompton Greaves Consumer Electricals Ltd.	1,843,185	10,527
	Atul Ltd.	69,275	8,914
	Deepak Nitrite Ltd.	295,403	8,902
	Indian Hotels Co. Ltd.	3,040,404	8,863
	Dixon Technologies India Ltd.	137,814	8,207
	Tube Investments of India Ltd.	344,676	7,877
	Navin Fluorine International Ltd.	141,403	7,495
	Escorts Ltd.	298,549	7,444
*	Fortis Healthcare Ltd.	1,969,509	7,190
	Tata Chemicals Ltd.	563,290	7,098
	Supreme Industries Ltd.	250,459	7,048
*	Max Healthcare Institute Ltd.	1,356,639	6,715
	Ramco Cements Ltd.	550,207	6,440
*	APL Apollo Tubes Ltd.	546,997	6,373
[2]	Dr Lal PathLabs Ltd.	141,813	5,680
*	CG Power & Industrial Solutions Ltd.	2,275,439	5,367
	KPIT Technologies Ltd.	596,498	5,221
[2]	Indian Energy Exchange Ltd.	1,602,822	5,102
	Natco Pharma Ltd.	409,928	5,019
*	Aditya Birla Fashion and Retail Ltd.	1,247,023	4,952
	Tanla Platforms Ltd.	208,403	4,930
	Kajaria Ceramics Ltd.	272,486	4,903
	JK Cement Ltd.	109,844	4,882

		Shares	Market Value ($000)
	Carborundum Universal Ltd.	400,393	4,767
	National Aluminium Co. Ltd.	3,203,169	4,738
	Manappuram Finance Ltd.	2,215,294	4,718
*	Gujarat Fluorochemicals Ltd.	123,383	4,637
	Birlasoft Ltd.	703,382	4,527
	AIA Engineering Ltd.	177,727	4,513
*	PVR Ltd.	205,294	4,420
	Apollo Tyres Ltd.	1,504,225	4,403
	IIFL Finance Ltd.	1,016,703	4,321
	Minda Industries Ltd.	287,541	4,284
	Phoenix Mills Ltd.	317,994	4,263
	Pfizer Ltd.	68,228	4,156
*	IDFC Ltd.	4,759,139	4,156
	Relaxo Footwears Ltd.	250,774	4,152
	Radico Khaitan Ltd.	284,678	4,130
*	Suzlon Energy Ltd.	25,463,730	4,128
	Sundram Fasteners Ltd.	351,209	4,019
	Redington India Ltd.	1,836,188	4,017
	Gujarat State Petronet Ltd.	985,180	3,999
	NIIT Technologies Ltd.	61,461	3,998
	SKF India Ltd.	78,591	3,848
	Cyient Ltd.	297,536	3,763
	India Cements Ltd.	1,246,290	3,752
*	Intellect Design Arena Ltd.	359,857	3,738
	Central Depository Services India Ltd.	183,259	3,724
	Thermax Ltd.	128,850	3,609
	CESC Ltd.	3,163,616	3,606
*	Aavas Financiers Ltd.	92,390	3,585
	Chambal Fertilizers and Chemicals Ltd.	594,629	3,465
	City Union Bank Ltd.	1,711,811	3,316
	Happiest Minds Technologies Ltd.	209,006	3,256
	Schaeffler India Ltd.	25,842	3,119
[2]	Mindspace Business Parks REIT	670,200	3,091
	Sanofi India Ltd.	30,002	3,046
	Amara Raja Batteries Ltd.	361,030	3,008
*	Amber Enterprises India Ltd.	61,473	2,999
[2]	Metropolis Healthcare Ltd.	86,702	2,932
	Brigade Enterprises Ltd.	433,035	2,916
	Cholamandalam Financial Holdings Ltd.	309,521	2,905
	Suven Pharmaceuticals Ltd.	401,534	2,902
	HFCL Ltd.	2,608,133	2,809
*,2	Syngene International Ltd.	359,070	2,754
	KEI Industries Ltd.	188,760	2,740
	Linde India Ltd.	73,785	2,720
	Sonata Software Ltd.	247,238	2,707
	Hatsun Agro Product Ltd.	195,981	2,697
*	Affle India Ltd.	151,520	2,688
	Alembic Pharmaceuticals Ltd.	258,102	2,631
	Computer Age Management Services Ltd.	71,508	2,601
	Granules India Ltd.	631,272	2,589
	JB Chemicals & Pharmaceuticals Ltd.	109,956	2,576
	Can Fin Homes Ltd.	306,975	2,553
	KEC International Ltd.	381,749	2,547
	Lakshmi Machine Works Ltd.	17,279	2,547
	DCM Shriram Ltd.	166,976	2,541
	Jubilant Pharmova Ltd. Class A (XNSE)	349,981	2,445
	Praj Industries Ltd.	426,563	2,433
	Balrampur Chini Mills Ltd.	425,237	2,431

		Shares	Market Value ($000)
	Solar Industries India Ltd.	77,599	2,422
	Ajanta Pharma Ltd.	81,783	2,420
[2]	Quess Corp. Ltd.	246,900	2,415
	Prestige Estates Projects Ltd.	364,263	2,407
*	Bajaj Electricals Ltd.	147,033	2,371
*	Clean Science & Technology Ltd.	78,933	2,371
	Balaji Amines Ltd.	53,328	2,340
	Zensar Technologies Ltd.	413,672	2,327
*	Dhani Services Ltd.	1,287,147	2,289
	Firstsource Solutions Ltd.	1,052,942	2,258
*,2	Aster DM Healthcare Ltd.	882,930	2,199
	Finolex Industries Ltd.	969,073	2,193
	CRISIL Ltd.	57,079	2,150
[2]	Endurance Technologies Ltd.	99,194	2,140
	EID Parry India Ltd.	324,843	2,125
[2]	ICICI Securities Ltd.	218,493	2,123
	Blue Star Ltd.	182,216	2,118
	Sobha Ltd.	183,154	2,106
	Century Textiles & Industries Ltd.	179,366	2,099
	Jubilant Ingrevia Ltd.	270,612	2,099
	Alkyl Amines Chemicals Ltd.	45,199	2,042
	Rain Industries Ltd.	689,953	2,006
*	Narayana Hrudayalaya Ltd.	229,218	1,994
*	Alok Industries Ltd.	4,759,279	1,993
	Timken India Ltd.	76,603	1,986
	Shriram City Union Finance Ltd.	82,820	1,977
	NCC Ltd.	1,941,321	1,968
*	TeamLease Services Ltd.	33,603	1,959
	Welspun India Ltd.	1,020,242	1,953
[2]	IndiaMart InterMesh Ltd.	28,184	1,898
	Edelweiss Financial Services Ltd.	2,007,260	1,892
	Orient Electric Ltd.	421,968	1,888
*	EIH Ltd.	986,478	1,873
	Vinati Organics Ltd.	69,776	1,862
	Mahanagar Gas Ltd.	168,356	1,857
*	Indiabulls Real Estate Ltd.	940,524	1,835
*	Reliance Power Ltd.	8,923,274	1,793
	Finolex Cables Ltd.	259,394	1,736
	Sterlite Technologies Ltd.	610,688	1,681
*	IRB Infrastructure Developers Ltd.	487,819	1,676
[2]	Brookfield India Real Estate Trust	414,636	1,674
	TTK Prestige Ltd.	129,535	1,672
[2]	Eris Lifesciences Ltd.	176,327	1,658
	eClerx Services Ltd.	51,721	1,637
	Zydus Wellness Ltd.	69,674	1,628
	Motilal Oswal Financial Services Ltd.	136,682	1,626
	Sumitomo Chemical India Ltd.	307,720	1,618
	Great Eastern Shipping Co. Ltd.	374,467	1,584
*	V-Mart Retail Ltd.	30,514	1,545
	Poly Medicure Ltd.	127,822	1,545
	PNC Infratech Ltd.	387,455	1,539
	Graphite India Ltd.	232,645	1,530
	JK Lakshmi Cement Ltd.	198,742	1,509
	Infibeam Avenues Ltd. (XNSE)	2,469,350	1,468
*,2	New India Assurance Co. Ltd.	728,929	1,415
	Ratnamani Metals & Tubes Ltd.	55,163	1,412
	Vaibhav Global Ltd.	225,012	1,408
	Procter & Gamble Health Ltd.	20,502	1,392

		Shares	Market Value ($000)
	Indian Bank	646,941	1,373
	V-Guard Industries Ltd.	459,513	1,333
*	Westlife Development Ltd.	192,410	1,292
	Aegis Logistics Ltd.	463,598	1,268
	Avanti Feeds Ltd.	154,836	1,251
*	CreditAccess Grameen Ltd.	147,337	1,248
	Bombay Burmah Trading Co.	85,135	1,246
*,2	PNB Housing Finance Ltd.	212,718	1,246
*	Raymond Ltd.	121,239	1,242
	NBCC India Ltd.	1,958,621	1,236
	EPL Ltd.	478,324	1,224
[2]	Godrej Agrovet Ltd.	168,197	1,210
	Vakrangee Ltd.	2,270,405	1,207
*	TV18 Broadcast Ltd.	1,507,082	1,202
*,3	Gateway Rail Freight Ltd.	1,277,088	1,199
	Welspun Corp. Ltd.	466,970	1,166
	HEG Ltd.	53,181	1,091
*	Mahindra CIE Automotive Ltd.	377,355	1,087
	Gujarat Pipavav Port Ltd.	807,038	1,062
	JM Financial Ltd.	1,072,179	1,061
	Rallis India Ltd.	300,163	1,048
	Strides Pharma Science Ltd.	196,428	1,044
	PTC India Ltd.	751,523	966
*	Sun Pharma Advanced Research Co. Ltd.	225,875	952
	KRBL Ltd.	302,824	951
	Karur Vysya Bank Ltd.	1,280,439	870
	Akzo Nobel India Ltd.	33,403	867
*	Just Dial Ltd.	69,658	853
	Equitas Holdings Ltd.	557,914	827
	Kaveri Seed Co. Ltd.	111,117	826
	Ceat Ltd.	52,901	780
	Care Ratings Ltd.	90,646	700
*	Hindustan Construction Co. Ltd.	3,291,280	666
[2]	Dilip Buildcon Ltd.	132,735	651
	AstraZeneca Pharma India Ltd.	16,987	637
	Symphony Ltd.	47,028	634
	Bajaj Consumer Care Ltd.	254,023	626
*	IFCI Ltd.	2,973,486	607
*	Future Retail Ltd.	924,362	604
*	Wockhardt Ltd.	111,062	590
	Multi Commodity Exchange of India Ltd.	28,400	588
*	DCB Bank Ltd.	433,216	501
	Karnataka Bank Ltd.	551,807	476
	Jindal Saw Ltd.	330,453	449
	Engineers India Ltd.	472,027	443
*	Future Consumer Ltd.	4,028,568	399
*	South Indian Bank Ltd.	2,920,192	353
	WABCO India Ltd.	3,113	335
	GE Power India Ltd.	48,512	156
*,2	General Insurance Corp. of India	1,407	3
*,3	Chennai Super Kings Cricket	176,674	—
			534,875
Indonesia (0.5%)
	Aneka Tambang Tbk	33,630,719	4,196
	Japfa Comfeed Indonesia Tbk PT	31,750,400	3,694
	Ciputra Development Tbk PT	57,031,255	3,485
	Mitra Keluarga Karyasehat Tbk PT	18,955,200	3,330
*	Pakuwon Jati Tbk PT	102,660,734	3,086

		Shares	Market Value ($000)
*	Summarecon Agung Tbk PT	53,681,747	2,553
	Ace Hardware Indonesia Tbk PT	29,569,300	2,546
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,061,800	2,484
	BFI Finance Indonesia Tbk PT	26,559,800	2,419
	Bank BTPN Syariah Tbk PT	8,910,000	2,168
*	Lippo Karawaci Tbk PT	229,302,777	2,108
	Matahari Department Store Tbk PT	7,675,300	2,029
	Indo Tambangraya Megah Tbk PT	1,332,700	2,009
*	Bank Bukopin Tbk PT (XIDX)	100,894,900	1,961
	Indosat Tbk PT	4,111,800	1,643
*	Bank Rakyat Indonesia Agroniaga Tbk PT	15,305,254	1,366
*	Waskita Karya Persero Tbk PT	33,210,881	1,357
*	Medco Energi Internasional Tbk PT	34,337,588	1,336
	AKR Corporindo Tbk PT	25,550,415	1,302
*	Bank Tabungan Negara Persero Tbk PT	9,439,770	1,116
*	Mitra Adiperkasa Tbk PT	20,037,200	1,091
*	Timah Tbk PT	9,609,420	930
*	Wijaya Karya Persero Tbk PT	9,367,333	680
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,692,129	676
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,579,300	604
*	Bank Pan Indonesia Tbk PT	10,474,800	544
*	Panin Financial Tbk PT	43,645,200	525
*	PP Persero Tbk PT	6,454,800	422
*	Global Mediacom Tbk PT	19,915,706	350
*	Ramayana Lestari Sentosa Tbk PT	7,703,600	346
*,3	Trada Alam Minera Tbk PT	95,405,707	332
*	Alam Sutera Realty Tbk PT	31,151,091	319
*	Surya Semesta Internusa Tbk PT	10,442,300	294
*	Adhi Karya Persero Tbk PT	4,781,800	277
*	Krakatau Steel Persero Tbk PT	10,652,750	265
*	Kresna Graha Investama Tbk PT	22,647,700	122
			53,965
Ireland (0.3%)
*	Bank of Ireland Group plc	3,299,428	22,238
*	Dalata Hotel Group plc	868,840	4,144
	Hibernia REIT plc	2,636,940	3,766
*	Irish Continental Group plc	605,008	3,010
*	Cairn Homes plc	1,719,382	2,396
*	Cairn Homes plc (XDUB)	634,789	889
			36,443
Israel (0.8%)
	REIT 1 Ltd.	826,268	6,002
*	Clal Insurance Enterprises Holdings Ltd.	213,278	5,009
	Fox Wizel Ltd.	23,016	4,472
	Mega Or Holdings Ltd.	91,672	4,173
	Hilan Ltd.	63,517	4,094
	AFI Properties Ltd.	63,906	4,090
	Matrix IT Ltd.	140,838	3,937
	Formula Systems 1985 Ltd.	33,557	3,776
	FIBI Holdings Ltd.	74,346	3,395
	Danel Adir Yeoshua Ltd.	13,791	3,290
*	Camtek Ltd.	89,488	3,213
*	Summit Real Estate Holdings Ltd.	125,029	3,099
	Isracard Ltd.	556,910	3,087
	AudioCodes Ltd.	100,219	2,965
*	Partner Communications Co. Ltd.	332,594	2,963
*	Delek Group Ltd.	25,913	2,926

		Shares	Market Value ($000)
	Delek Automotive Systems Ltd.	151,347	2,321
	Sella Capital Real Estate Ltd.	608,281	2,230
*	Equital Ltd.	48,413	2,130
*	Perion Network Ltd.	102,548	2,029
*	Cellcom Israel Ltd.	322,883	1,904
	Delta Galil Industries Ltd.	27,963	1,749
*	Oil Refineries Ltd.	5,023,987	1,661
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,410	1,638
	Migdal Insurance & Financial Holdings Ltd.	857,271	1,518
	Menora Mivtachim Holdings Ltd.	60,681	1,492
*	Allot Ltd.	130,770	1,202
*	Brack Capital Properties NV	6,411	1,064
*	Compugen Ltd.	291,314	1,016
*	Naphtha Israel Petroleum Corp. Ltd.	98,389	787
	IDI Insurance Co. Ltd.	20,372	744
	Gilat Satellite Networks Ltd.	82,686	639
*	Kamada Ltd.	81,400	492
*	Tera Light Ltd.	60,681	147
*	Allot Ltd. (XNGS)	1,781	17
			85,271
Italy (1.7%)
	Banco BPM SpA	5,538,059	17,265
	Azimut Holding SpA	479,080	12,887
	Unipol Gruppo SpA	1,728,734	9,725
	Banca Generali SpA	216,017	8,700
	BPER Banca	3,848,852	8,103
	Iren SpA	2,554,048	7,684
	Brembo SpA	565,928	7,524
*	Brunello Cucinelli SpA	129,314	7,510
	ERG SpA	231,666	6,755
	Banca Popolare di Sondrio SCPA	1,477,983	6,217
[2]	Anima Holding SpA	1,132,219	5,727
*	Autogrill SpA	732,735	5,502
[1]	Falck Renewables SpA	542,975	5,332
[2]	BFF Bank SpA	653,330	4,995
	Tamburi Investment Partners SpA	472,624	4,812
*	Salvatore Ferragamo SpA	221,910	4,755
*,2	Enav SpA	992,918	4,562
	Sesa SpA	23,748	4,295
[1,2]	Technogym SpA	493,056	4,208
[2]	Carel Industries SpA	168,447	4,056
	ACEA SpA	176,588	3,569
	Gruppo MutuiOnline SpA	69,349	3,301
*,1	Saipem SpA	2,081,502	3,184
[2]	GVS SpA	242,300	2,713
	Danieli & C Officine Meccaniche SpA Savings Shares	150,808	2,701
	Piaggio & C SpA	836,391	2,677
	SOL SpA	113,384	2,425
[1]	Webuild SpA (MTAA)	1,151,281	2,412
	Tinexta SpA	63,195	2,245
	MARR SpA	103,327	2,200
[1]	Maire Tecnimont SpA	435,534	2,080
*,2	doValue SpA	209,826	1,819
*,1	Juventus Football Club SpA	3,852,807	1,647
*,1	Tod's SpA	29,103	1,569
[2]	RAI Way SpA	258,035	1,466
	Zignago Vetro SpA	84,385	1,461
	Banca IFIS SpA	70,878	1,423

		Shares	Market Value ($000)
	Credito Emiliano SpA	202,683	1,398
	Italmobiliare SpA	38,099	1,363
*,1	Saras SpA	2,155,555	1,352
*	Immobiliare Grande Distribuzione SIIQ SpA	246,001	1,145
*	CIR SpA-Compagnie Industriali	2,392,330	1,137
	Cementir Holding NV	126,446	1,115
	MFE-MediaForEurope NV Class B	843,752	1,077
*	Biesse SpA	38,131	989
*,1	Fincantieri SpA	1,301,747	833
	Datalogic SpA	52,135	815
*,1	Banca Monte dei Paschi di Siena SpA	764,475	790
[1]	Danieli & C Officine Meccaniche SpA	28,820	784
*	Arnoldo Mondadori Editore SpA	333,938	769
*	Societa Cattolica Di Assicurazione SpA	112,810	720
*	MFE-MediaForEurope NV Class A	843,752	700
	DeA Capital SpA	225,174	340
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	304
*	Webuild SpA	104,185	85
			195,222
Japan (12.6%)
	ADEKA Corp.	414,655	8,997
	Japan Steel Works Ltd.	247,600	8,231
	Fuji Corp.	337,888	7,799
	Daiseki Co. Ltd.	188,944	7,569
	Fujitec Co. Ltd.	312,184	7,425
	Tokyo Seimitsu Co. Ltd.	158,434	6,720
	Frontier Real Estate Investment Corp.	1,589	6,705
	Meitec Corp.	108,146	6,336
	Daiwa Securities Living Investments Corp.	6,449	6,311
	Mirait Holdings Corp.	373,871	6,207
[1]	Mitsui High-Tec Inc.	80,900	5,987
	Katitas Co. Ltd.	196,100	5,981
	Nippon Gas Co. Ltd.	425,200	5,950
*	Fujikura Ltd.	1,092,200	5,906
	Topcon Corp.	431,700	5,859
	Yoshinoya Holdings Co. Ltd.	281,320	5,813
	Hulic REIT Inc.	4,011	5,765
	Kenedix Residential Next Investment Corp.	3,300	5,753
[1]	Comforia Residential REIT Inc.	2,126	5,703
	Asahi Holdings Inc.	294,200	5,700
	NTT UD REIT Investment Corp.	4,216	5,670
	Kureha Corp.	75,402	5,629
	Nichias Corp.	246,669	5,600
	Hazama Ando Corp.	717,979	5,494
	Jafco Co. Ltd.	342,000	5,461
	Nippon Suisan Kaisha Ltd.	1,155,922	5,416
	Invincible Investment Corp.	17,089	5,383
	NSD Co. Ltd.	314,168	5,366
	Toagosei Co. Ltd.	537,992	5,306
[1]	Mizuho Leasing Co. Ltd.	182,401	5,095
	Daiwabo Holdings Co. Ltd.	355,880	5,088
	Inaba Denki Sangyo Co. Ltd.	217,200	5,033
	Macnica Fuji Electronics Holdings Inc.	222,013	4,912
	Heiwa Real Estate Co. Ltd.	141,842	4,845
	Mitsubishi Estate Logistics REIT Investment Corp.	1,233	4,844
	Takasago Thermal Engineering Co. Ltd.	288,889	4,830
	Digital Garage Inc.	134,200	4,748
	Duskin Co. Ltd.	197,360	4,743

		Shares	Market Value ($000)
	Infomart Corp.	814,800	4,736
	Sumitomo Warehouse Co. Ltd.	263,255	4,728
	Okumura Corp.	165,252	4,718
	NIPPON REIT Investment Corp.	1,397	4,707
*	Descente Ltd.	151,000	4,705
	Japan Excellent Inc.	4,091	4,705
	Dexerials Corp.	170,700	4,694
	CKD Corp.	250,200	4,619
[1]	Tokyu REIT Inc.	2,856	4,615
	Outsourcing Inc.	398,000	4,610
	Wacom Co. Ltd.	627,436	4,558
	Tsubakimoto Chain Co.	159,764	4,474
	Nishimatsu Construction Co. Ltd.	133,462	4,433
	Hanwa Co. Ltd.	159,283	4,374
	Tomy Co. Ltd.	445,817	4,352
	Kenedix Retail REIT Corp.	1,840	4,307
	Pilot Corp.	120,800	4,303
	DCM Holdings Co. Ltd.	451,988	4,290
	Sakata Seed Corp.	145,356	4,269
	Nikkon Holdings Co. Ltd.	226,548	4,268
	Hitachi Zosen Corp.	639,610	4,258
	Takeuchi Manufacturing Co. Ltd.	167,400	4,184
	Nihon Parkerizing Co. Ltd.	455,361	4,128
	Shoei Co. Ltd.	107,200	4,128
	San-In Godo Bank Ltd.	732,100	4,123
	Aiful Corp.	1,368,800	4,111
	Kanematsu Corp.	377,700	4,109
	Hoshino Resorts REIT Inc.	727	4,108
	Japan Elevator Service Holdings Co. Ltd.	285,000	4,106
	DTS Corp.	192,042	4,098
	JINS Holdings Inc.	66,200	4,092
	Sanrio Co. Ltd.	210,400	4,081
	Kiyo Bank Ltd.	318,910	3,988
	Sumitomo Osaka Cement Co. Ltd.	130,000	3,986
	Nisshinbo Holdings Inc.	478,300	3,984
	Gunma Bank Ltd.	1,207,400	3,967
	Joyful Honda Co. Ltd.	297,448	3,960
	EDION Corp.	423,675	3,954
	KH Neochem Co. Ltd.	154,000	3,950
[1]	Colowide Co. Ltd.	272,900	3,943
	Fuji Soft Inc.	93,574	3,920
	Sangetsu Corp.	282,820	3,917
	Takuma Co. Ltd.	306,100	3,915
	Fujimi Inc.	64,047	3,878
	Trusco Nakayama Corp.	181,400	3,861
	Valor Holdings Co. Ltd.	200,800	3,860
	Kumagai Gumi Co. Ltd.	150,680	3,841
	Wacoal Holdings Corp.	209,200	3,838
	Toyobo Co. Ltd.	340,300	3,830
	Central Glass Co. Ltd.	206,013	3,822
	Nippon Soda Co. Ltd.	133,125	3,809
	Hokuhoku Financial Group Inc.	482,300	3,801
	Hokuetsu Corp.	567,321	3,763
	Seiren Co. Ltd.	198,400	3,751
	Citizen Watch Co. Ltd.	875,800	3,749
	Kintetsu World Express Inc.	150,700	3,749
	Mori Trust Sogo REIT Inc.	3,071	3,720
	Iriso Electronics Co. Ltd.	91,500	3,715

	Shares	Market Value ($000)
Ogaki Kyoritsu Bank Ltd.	209,274	3,694
CRE Logistics REIT Inc.	2,096	3,642
Heiwa Real Estate REIT Inc.	2,949	3,628
Okamura Corp.	341,447	3,610
TOKAI Holdings Corp.	470,700	3,607
Raito Kogyo Co. Ltd.	220,400	3,598
Milbon Co. Ltd.	75,620	3,570
Nishi-Nippon Financial Holdings Inc.	500,400	3,544
Eizo Corp.	102,756	3,534
MOS Food Services Inc.	133,858	3,525
Toho Holdings Co. Ltd.	225,018	3,518
Japan Material Co. Ltd.	240,300	3,512
Nachi-Fujikoshi Corp.	93,051	3,477
Systena Corp.	1,126,100	3,467
Tadano Ltd.	393,300	3,440
Senko Group Holdings Co. Ltd.	428,200	3,438
Glory Ltd.	180,900	3,402
Arcs Co. Ltd.	181,000	3,402
Kohnan Shoji Co. Ltd.	114,200	3,387
Makino Milling Machine Co. Ltd.	97,480	3,367
Monex Group Inc.	662,487	3,359
Ichibanya Co. Ltd.	83,668	3,355
77 Bank Ltd.	252,100	3,336
Shiga Bank Ltd.	170,600	3,324
Fukuoka REIT Corp.	2,354	3,310
Kumiai Chemical Industry Co. Ltd.	476,750	3,295
Taikisha Ltd.	131,288	3,283
Nichiha Corp.	132,600	3,278
Juroku Financial Group Inc.	164,800	3,277
Maruwa Co. Ltd.	24,900	3,276
Round One Corp.	267,500	3,264
UT Group Co. Ltd.	113,500	3,252
Maeda Kosen Co. Ltd.	108,500	3,240
en japan Inc.	134,000	3,230
Inabata & Co. Ltd.	213,200	3,213
Kanamoto Co. Ltd.	164,600	3,201
Toei Co. Ltd.	21,464	3,186
Nippon Steel Trading Corp.	70,549	3,184
San-A Co. Ltd.	89,744	3,183
KOMEDA Holdings Co. Ltd.	171,800	3,180
Earth Corp.	61,943	3,157
Tokyo Steel Manufacturing Co. Ltd.	329,300	3,153
ZERIA Pharmaceutical Co. Ltd.	187,240	3,131
Nomura Co. Ltd.	389,400	3,118
Suruga Bank Ltd.	721,500	3,112
Paramount Bed Holdings Co. Ltd.	186,500	3,103
Yodogawa Steel Works Ltd.	144,933	3,088
Global One Real Estate Investment Corp.	3,114	3,068
BeNext-Yumeshin Group Co.	223,992	3,056
Gunze Ltd.	87,707	3,049
Musashino Bank Ltd.	189,300	3,044
Musashi Seimitsu Industry Co. Ltd.	201,430	3,034
Toyo Ink SC Holdings Co. Ltd.	182,454	3,028
Sanken Electric Co. Ltd.	69,329	3,023
Taiyo Holdings Co. Ltd.	102,300	3,018
Daishi Hokuetsu Financial Group Inc.	129,600	3,005
Nippon Light Metal Holdings Co. Ltd.	193,196	2,960
Japan Lifeline Co. Ltd.	336,900	2,949

		Shares	Market Value ($000)
	Rorze Corp.	31,200	2,948
	Heiwado Co. Ltd.	174,500	2,940
	Idec Corp.	137,900	2,938
	Riken Keiki Co. Ltd.	61,100	2,923
	Ai Holdings Corp.	187,500	2,906
	Oki Electric Industry Co. Ltd.	379,806	2,905
	Transcosmos Inc.	113,396	2,890
	Nippn Corp.	195,829	2,873
	Nextage Co. Ltd.	114,200	2,868
*	NTN Corp.	1,420,300	2,865
	Okasan Securities Group Inc.	857,100	2,860
	Takara Standard Co. Ltd.	238,499	2,839
	Kato Sangyo Co. Ltd.	98,800	2,829
	Funai Soken Holdings Inc.	135,950	2,818
	Yamazen Corp.	323,600	2,815
	Toridoll Holdings Corp.	139,600	2,811
	Nanto Bank Ltd.	165,900	2,806
	S Foods Inc.	91,300	2,804
	Towa Pharmaceutical Co. Ltd.	114,282	2,803
	Okamoto Industries Inc.	79,100	2,794
	Komeri Co. Ltd.	119,700	2,791
	Okinawa Electric Power Co. Inc.	228,208	2,787
[1]	Nagawa Co. Ltd.	32,900	2,782
	Hokkoku Financial Holdings Inc.	107,551	2,767
*	UACJ Corp.	119,585	2,753
	Atom Corp.	409,857	2,736
	Create SD Holdings Co. Ltd.	101,318	2,734
	Nippon Paper Industries Co. Ltd.	268,800	2,724
	Seiko Holdings Corp.	145,558	2,722
	Digital Arts Inc.	46,000	2,710
	KYORIN Holdings Inc.	170,500	2,708
	Nisshin Oillio Group Ltd.	103,052	2,698
	Nitto Boseki Co. Ltd.	113,011	2,697
*	Raksul Inc.	82,600	2,696
	Daiho Corp.	83,900	2,676
	FCC Co. Ltd.	207,943	2,674
	Kitz Corp.	459,248	2,670
*	Royal Holdings Co. Ltd.	170,700	2,663
	Zojirushi Corp.	211,900	2,663
	Sumitomo Mitsui Construction Co. Ltd.	702,746	2,655
	Nojima Corp.	131,500	2,652
	Nitta Corp.	108,200	2,651
	Hogy Medical Co. Ltd.	98,522	2,650
	Kyoritsu Maintenance Co. Ltd.	74,000	2,647
	Life Corp.	97,800	2,628
	JCU Corp.	60,100	2,609
	Hokuriku Electric Power Co.	525,800	2,595
	Itochu Advance Logistics Investment Corp.	1,884	2,570
	Meidensha Corp.	120,787	2,560
	SOSiLA Logistics REIT Inc.	1,824	2,553
	Sato Holdings Corp.	144,600	2,550
	Ohsho Food Service Corp.	49,374	2,548
	Fuji Seal International Inc.	134,800	2,535
	Totetsu Kogyo Co. Ltd.	118,700	2,533
	Tsubaki Nakashima Co. Ltd.	204,400	2,533
	Yokowo Co. Ltd.	110,237	2,532
	Mixi Inc.	136,600	2,529
[1]	Create Restaurants Holdings Inc.	393,440	2,522

		Shares	Market Value ($000)
	Bank of Nagoya Ltd.	97,112	2,521
	Pacific Industrial Co. Ltd.	264,100	2,521
	Ryosan Co. Ltd.	126,957	2,516
	Maruha Nichiro Corp.	117,000	2,500
	Japan Petroleum Exploration Co. Ltd.	104,100	2,488
	Showa Sangyo Co. Ltd.	105,800	2,478
	Hankyu Hanshin REIT Inc.	1,908	2,471
	Hiday Hidaka Corp.	170,619	2,467
	TPR Co. Ltd.	193,929	2,457
	Mitsubishi Logisnext Co. Ltd.	281,600	2,446
	Noritake Co. Ltd.	60,800	2,433
	Tokai Tokyo Financial Holdings Inc.	687,500	2,420
	Maxell Ltd.	223,500	2,397
	Aeon Delight Co. Ltd.	88,000	2,382
	Mandom Corp.	198,454	2,380
	Hokkaido Electric Power Co. Inc.	540,500	2,358
	Chudenko Corp.	127,600	2,357
	Ichigo Office REIT Investment Corp.	3,291	2,350
	Awa Bank Ltd.	119,100	2,345
	United Super Markets Holdings Inc.	256,350	2,337
*,1	HIS Co. Ltd.	140,900	2,334
	Mitsubishi Pencil Co. Ltd.	222,900	2,326
	Topre Corp.	222,700	2,325
	TKC Corp.	88,198	2,318
[1]	Tri Chemical Laboratories Inc.	84,876	2,297
	Strike Co. Ltd.	58,914	2,294
	Optex Group Co. Ltd.	171,900	2,292
	TOMONY Holdings Inc.	805,100	2,283
	Senshu Ikeda Holdings Inc.	1,442,000	2,280
	Star Asia Investment Corp.	4,308	2,267
	Tokyotokeiba Co. Ltd.	60,900	2,232
	Dip Corp.	70,000	2,216
	Daihen Corp.	61,151	2,185
[1]	Financial Products Group Co. Ltd.	378,900	2,181
	Shinmaywa Industries Ltd.	283,168	2,175
	Morita Holdings Corp.	194,966	2,161
	Sanki Engineering Co. Ltd.	174,367	2,154
	Shibuya Corp.	96,800	2,146
	eGuarantee Inc.	130,400	2,146
[1]	Gree Inc.	281,900	2,142
	Nikkiso Co. Ltd.	288,761	2,131
	Tokyu Construction Co. Ltd.	344,700	2,116
	Starts Corp. Inc.	96,215	2,095
	Tocalo Co. Ltd.	172,100	2,091
*,1	euglena Co. Ltd.	329,100	2,089
	Mirai Corp.	4,969	2,089
	Adastria Co. Ltd.	137,500	2,060
	United Arrows Ltd.	127,267	2,056
	Nagaileben Co. Ltd.	112,400	2,053
	Kameda Seika Co. Ltd.	56,200	2,042
	Mitsuuroko Group Holdings Co. Ltd.	224,200	2,021
	Hyakujushi Bank Ltd.	146,300	2,019
	Prima Meat Packers Ltd.	91,788	2,016
	Nippon Densetsu Kogyo Co. Ltd.	153,903	1,999
	Shibaura Machine Co. Ltd.	69,200	1,993
	Autobacs Seven Co. Ltd.	163,200	1,979
	Saibu Gas Holdings Co. Ltd.	103,673	1,975
	Japan Securities Finance Co. Ltd.	242,541	1,971

		Shares	Market Value ($000)
	Fuso Chemical Co. Ltd.	50,300	1,968
	Macromill Inc.	204,000	1,967
	Kura Sushi Inc.	64,300	1,934
	Kissei Pharmaceutical Co. Ltd.	95,800	1,934
	Megachips Corp.	52,481	1,913
	Megmilk Snow Brand Co. Ltd.	106,100	1,890
	Mitani Sekisan Co. Ltd.	33,500	1,886
	Arata Corp.	53,859	1,881
	Jaccs Co. Ltd.	69,400	1,878
*,1	Chiyoda Corp.	626,900	1,851
	H2O Retailing Corp.	265,700	1,838
	BML Inc.	60,000	1,824
	Towa Corp.	80,465	1,820
	Nippon Seiki Co. Ltd.	203,532	1,818
[1]	Okinawa Financial Group Inc.	93,544	1,808
	Zenrin Co. Ltd.	212,750	1,787
	Saizeriya Co. Ltd.	76,221	1,763
	Toho Bank Ltd.	947,664	1,763
*	Nippon Sheet Glass Co. Ltd.	400,500	1,761
*	Oisix ra daichi Inc.	84,418	1,759
	Mochida Pharmaceutical Co. Ltd.	56,500	1,757
[1]	Aruhi Corp.	172,926	1,735
	Nichicon Corp.	164,483	1,723
	Tsugami Corp.	148,000	1,718
	Hyakugo Bank Ltd.	555,700	1,715
	GLOBERIDE Inc.	71,000	1,709
	Hioki EE Corp.	29,400	1,708
	North Pacific Bank Ltd.	780,000	1,704
	Sodick Co. Ltd.	242,978	1,695
	MCJ Co. Ltd.	196,800	1,690
	Sekisui Jushi Corp.	95,000	1,678
	Bank of Iwate Ltd.	100,524	1,664
	St. Marc Holdings Co. Ltd.	127,400	1,663
	Max Co. Ltd.	104,100	1,660
	Nichi-iko Pharmaceutical Co. Ltd.	258,302	1,649
[1]	Monogatari Corp.	30,240	1,643
	S-Pool Inc.	178,060	1,623
*,1	Change Inc.	127,900	1,617
	One REIT Inc.	623	1,616
	Token Corp.	19,886	1,611
	eRex Co. Ltd.	121,800	1,610
	Comture Corp.	65,900	1,608
	Kanto Denka Kogyo Co. Ltd.	167,800	1,607
*	MedPeer Inc.	63,200	1,598
*	M&A Capital Partners Co. Ltd.	36,900	1,589
	Oyo Corp.	86,300	1,588
	Yamagata Bank Ltd.	189,385	1,570
	Nissin Electric Co. Ltd.	124,000	1,564
	Anicom Holdings Inc.	246,300	1,564
	Daikyonishikawa Corp.	302,300	1,563
	Yokogawa Bridge Holdings Corp.	83,600	1,562
[1]	Nishimatsuya Chain Co. Ltd.	121,800	1,553
	Onward Holdings Co. Ltd.	618,856	1,551
[1]	Ringer Hut Co. Ltd.	79,100	1,516
	Nissha Co. Ltd.	118,560	1,509
	LITALICO Inc.	60,400	1,507
	Hosiden Corp.	150,467	1,502
[1]	Ryobi Ltd.	157,787	1,502

		Shares	Market Value ($000)
	Future Corp.	116,600	1,496
	ValueCommerce Co. Ltd.	48,000	1,480
	SAMTY Co. Ltd.	81,100	1,473
	SBS Holdings Inc.	47,700	1,471
	Intage Holdings Inc.	95,700	1,462
	KYB Corp.	55,600	1,447
	Prestige International Inc.	227,400	1,445
	San-Ai Oil Co. Ltd.	177,200	1,444
[1]	Tamura Corp.	253,900	1,443
	Roland Corp.	37,800	1,442
	Fujimori Kogyo Co. Ltd.	40,500	1,440
	COLOPL Inc.	261,400	1,439
	Osaka Organic Chemical Industry Ltd.	51,100	1,407
	Futaba Corp.	238,232	1,398
	Shizuoka Gas Co. Ltd.	159,000	1,388
	Furukawa Co. Ltd.	123,798	1,386
	Osaka Soda Co. Ltd.	52,200	1,386
	Nippon Pillar Packing Co. Ltd.	47,600	1,386
	Bunka Shutter Co. Ltd.	149,000	1,363
	Aida Engineering Ltd.	148,306	1,357
	Riso Kagaku Corp.	75,684	1,357
	Unipres Corp.	191,480	1,339
	Japan Wool Textile Co. Ltd.	174,389	1,335
	Cybozu Inc.	107,400	1,332
	Pasona Group Inc.	60,000	1,327
[1]	Pharma Foods International Co. Ltd.	93,016	1,321
	Genky DrugStores Co. Ltd.	41,900	1,315
*	W-Scope Corp.	173,000	1,315
	Organo Corp.	17,800	1,302
	Keiyo Bank Ltd.	311,800	1,300
	Giken Ltd.	38,100	1,300
	Sanyo Chemical Industries Ltd.	28,454	1,297
	Noritz Corp.	87,787	1,291
	T Hasegawa Co. Ltd.	58,400	1,282
	Eiken Chemical Co. Ltd.	83,300	1,249
	Kaga Electronics Co. Ltd.	47,900	1,241
	Noritsu Koki Co. Ltd.	69,100	1,241
	Iino Kaiun Kaisha Ltd.	263,536	1,237
	Mizuno Corp.	63,956	1,231
	Sanyo Denki Co. Ltd.	26,400	1,231
	Raiznext Corp.	122,300	1,229
	Shima Seiki Manufacturing Ltd.	80,200	1,213
	Nippon Signal Co. Ltd.	155,016	1,208
	Micronics Japan Co. Ltd.	86,500	1,193
	Mitsui-Soko Holdings Co. Ltd.	57,252	1,193
	San ju San Financial Group Inc.	89,752	1,192
	Shoei Foods Corp.	34,400	1,189
	Ricoh Leasing Co. Ltd.	36,506	1,185
	Nippon Kanzai Co. Ltd.	48,100	1,182
	MEC Co. Ltd.	42,000	1,182
	Nissan Shatai Co. Ltd.	195,200	1,173
[1]	Aeon Hokkaido Corp.	125,500	1,170
	Restar Holdings Corp.	68,600	1,167
	Kurabo Industries Ltd.	71,200	1,165
	Trancom Co. Ltd.	16,400	1,164
*	Leopalace21 Corp.	791,500	1,162
	Curves Holdings Co. Ltd.	189,608	1,157
	Bank of the Ryukyus Ltd.	165,067	1,151

		Shares	Market Value ($000)
	Hirata Corp.	22,811	1,150
	Maruzen Showa Unyu Co. Ltd.	41,400	1,149
	Usen-Next Holdings Co. Ltd.	54,600	1,149
	Takara Leben Real Estate Investment Corp.	1,129	1,142
	Belc Co. Ltd.	24,300	1,141
	Exedy Corp.	77,100	1,132
	Sanyo Special Steel Co. Ltd.	60,370	1,132
	Nippon Road Co. Ltd.	15,500	1,129
	Pressance Corp.	61,148	1,117
	Starts Proceed Investment Corp.	595	1,115
	Star Micronics Co. Ltd.	87,798	1,113
	Yuasa Trading Co. Ltd.	44,000	1,113
[1]	Kisoji Co. Ltd.	58,260	1,112
	Plenus Co. Ltd.	64,900	1,109
	Solasto Corp.	119,200	1,096
	Itochu Enex Co. Ltd.	125,400	1,095
	Shikoku Chemicals Corp.	87,600	1,090
	Argo Graphics Inc.	39,900	1,089
	Keihanshin Building Co. Ltd.	94,100	1,089
	Bell System24 Holdings Inc.	88,100	1,088
	Fukushima Galilei Co. Ltd.	29,600	1,087
	Retail Partners Co. Ltd.	104,800	1,082
	Yellow Hat Ltd.	77,900	1,080
	Carta Holdings Inc.	64,500	1,076
	Nohmi Bosai Ltd.	58,400	1,074
	Nippon Ceramic Co. Ltd.	50,000	1,069
	Axial Retailing Inc.	37,430	1,065
	Chugoku Marine Paints Ltd.	132,300	1,062
	Kanematsu Electronics Ltd.	32,200	1,062
	J Trust Co. Ltd.	250,600	1,053
	Oiles Corp.	75,208	1,053
	Ishihara Sangyo Kaisha Ltd.	105,400	1,052
	METAWATER Co. Ltd.	59,200	1,050
	Wakita & Co. Ltd.	118,600	1,046
	Hamakyorex Co. Ltd.	41,700	1,036
	Nishio Rent All Co. Ltd.	42,200	1,034
	Siix Corp.	89,800	1,024
	Weathernews Inc.	15,000	1,023
	Kyokuto Kaihatsu Kogyo Co. Ltd.	80,000	1,019
	Mitsuboshi Belting Ltd.	54,700	1,009
	FULLCAST Holdings Co. Ltd.	53,246	1,002
	Toyo Tanso Co. Ltd.	38,910	1,000
	Insource Co. Ltd.	62,500	999
	Airtrip Corp.	40,018	996
	HI-LEX Corp.	82,500	992
	Aichi Bank Ltd.	23,504	987
	Fujicco Co. Ltd.	58,605	987
[1]	Doutor Nichires Holdings Co. Ltd.	70,737	985
	Komatsu Matere Co. Ltd.	90,800	984
	Konishi Co. Ltd.	68,900	982
	Taihei Dengyo Kaisha Ltd.	41,500	982
	IDOM Inc.	170,100	981
	Fujibo Holdings Inc.	29,300	979
[1]	Tokyo Electron Device Ltd.	20,300	978
	Nippon Carbon Co. Ltd.	28,100	978
*	Atrae Inc.	56,816	977
	Teikoku Sen-I Co. Ltd.	55,984	976
	Japan Pulp & Paper Co. Ltd.	28,000	975

		Shares	Market Value ($000)
	Toyo Construction Co. Ltd.	195,600	975
	Nippon Koei Co. Ltd.	37,500	974
	Takasago International Corp.	39,600	971
	Zuken Inc.	37,500	970
	Koa Corp.	76,100	969
[1]	Toa Corp.	45,800	969
	Avex Inc.	86,400	968
	Nippon Thompson Co. Ltd.	181,300	968
	SWCC Showa Holdings Co. Ltd.	61,500	967
	Nitto Kogyo Corp.	71,588	963
	Tokyo Kiraboshi Financial Group Inc.	70,266	963
	Piolax Inc.	63,200	960
[1]	Tama Home Co. Ltd.	47,000	958
	KFC Holdings Japan Ltd.	38,100	954
	Sakata INX Corp.	113,300	954
	DyDo Group Holdings Inc.	22,944	948
	Arcland Sakamoto Co. Ltd.	69,300	946
	Shin-Etsu Polymer Co. Ltd.	97,700	936
	RS Technologies Co. Ltd.	18,400	933
	Relia Inc.	109,500	926
	Midac Holdings Co. Ltd.	39,410	924
	Hokuto Corp.	54,424	923
	ESPEC Corp.	51,908	922
	Joshin Denki Co. Ltd.	50,326	917
[1]	Toho Zinc Co. Ltd.	43,978	913
	SKY Perfect JSAT Holdings Inc.	242,500	913
	VT Holdings Co. Ltd.	234,900	912
	Daiichi Jitsugyo Co. Ltd.	24,900	908
	Base Co. Ltd.	25,300	904
	Chofu Seisakusho Co. Ltd.	52,700	903
	Sakai Moving Service Co. Ltd.	23,600	903
	Valqua Ltd.	40,400	899
	Nittetsu Mining Co. Ltd.	16,000	895
	Uchida Yoko Co. Ltd.	22,600	895
	Riso Kyoiku Co. Ltd.	250,300	891
	NS United Kaiun Kaisha Ltd.	33,400	889
	Fuji Co. Ltd.	53,400	882
	Tsukishima Kikai Co. Ltd.	92,600	882
	Infocom Corp.	53,940	860
	Bando Chemical Industries Ltd.	113,000	859
	Obara Group Inc.	29,540	856
	Seikagaku Corp.	104,564	856
	Aomori Bank Ltd.	51,361	855
	TechMatrix Corp.	60,000	854
	PAL GROUP Holdings Co. Ltd.	58,500	853
	Sinko Industries Ltd.	53,441	850
	Torii Pharmaceutical Co. Ltd.	34,100	848
*	Nippon Chemi-Con Corp.	59,481	845
	Tenma Corp.	38,700	845
	Hosokawa Micron Corp.	33,200	844
	Yokorei Co. Ltd.	113,600	844
	TOC Co. Ltd.	134,946	840
	Mimasu Semiconductor Industry Co. Ltd.	39,000	838
	Toho Titanium Co. Ltd.	105,900	824
	Yondoshi Holdings Inc.	53,700	821
	T-Gaia Corp.	56,500	820
	Union Tool Co.	25,300	820
	ARTERIA Networks Corp.	69,200	820

		Shares	Market Value ($000)
	Tsurumi Manufacturing Co. Ltd.	55,100	818
*	SRE Holdings Corp.	20,896	810
	Koshidaka Holdings Co. Ltd.	149,008	809
	Tokushu Tokai Paper Co. Ltd.	22,400	807
	Marudai Food Co. Ltd.	59,118	806
	YAMABIKO Corp.	87,700	800
	Belluna Co. Ltd.	126,200	799
[1]	Keiyo Co. Ltd.	106,300	797
	Sanyo Electric Railway Co. Ltd.	45,484	796
	Key Coffee Inc.	44,393	795
	Japan Transcity Corp.	140,592	791
	Fukui Bank Ltd.	63,655	790
[1]	Nippon Denko Co. Ltd.	297,590	790
	Hibiya Engineering Ltd.	47,800	787
*,1	giftee Inc.	74,104	787
	gremz Inc.	46,800	786
	Doshisha Co. Ltd.	59,300	785
	Samty Residential Investment Corp.	771	784
	Press Kogyo Co. Ltd.	234,000	782
	Inageya Co. Ltd.	64,000	781
*	Aoyama Trading Co. Ltd.	131,800	779
	Konoike Transport Co. Ltd.	75,600	775
	Sintokogio Ltd.	128,500	774
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	774
	Ines Corp.	59,200	772
	Meisei Industrial Co. Ltd.	126,000	772
	Nippon Yakin Kogyo Co. Ltd.	38,679	771
	Kyoei Steel Ltd.	56,712	771
	Pacific Metals Co. Ltd.	38,608	769
	Daiken Corp.	41,200	760
	Ehime Bank Ltd.	93,400	754
	Tachi-S Co. Ltd.	72,100	753
*	Kappa Create Co. Ltd.	64,088	752
	Miyazaki Bank Ltd.	40,793	750
	Daito Pharmaceutical Co. Ltd.	30,900	749
	Direct Marketing MiX Inc.	60,800	749
	Tamron Co. Ltd.	34,300	748
	Fujio Food Group Inc.	66,000	747
	Elan Corp.	84,800	746
	Tokai Corp.	47,400	745
	Starzen Co. Ltd.	42,200	745
	Modec Inc.	73,888	741
	Sinfonia Technology Co. Ltd.	70,200	740
*	Vision Inc.	84,065	733
	Asahi Diamond Industrial Co. Ltd.	137,622	730
	Dai-Dan Co. Ltd.	37,100	730
	Hodogaya Chemical Co. Ltd.	15,300	729
	Sakai Chemical Industry Co. Ltd.	40,109	728
	Yonex Co. Ltd.	116,700	728
	Roland DG Corp.	30,700	727
	J-Oil Mills Inc.	49,200	727
	Kyokuyo Co. Ltd.	26,400	725
	Marusan Securities Co. Ltd.	159,455	722
	Pack Corp.	30,700	719
	Qol Holdings Co. Ltd.	61,699	719
	Arcland Service Holdings Co. Ltd.	37,800	717
	V Technology Co. Ltd.	23,500	716
	Shin Nippon Biomedical Laboratories Ltd.	66,900	715

		Shares	Market Value ($000)
	Matsuda Sangyo Co. Ltd.	34,700	712
	Hoosiers Holdings	118,700	711
	Okabe Co. Ltd.	109,835	710
	Komori Corp.	118,300	709
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,803	707
	Canon Electronics Inc.	49,794	704
	Takamatsu Construction Group Co. Ltd.	40,600	703
	G-7 Holdings Inc.	58,200	703
	Sumitomo Densetsu Co. Ltd.	38,500	702
	Hakuto Co. Ltd.	31,500	700
	Daiwa Industries Ltd.	71,000	699
	Alpen Co. Ltd.	40,000	696
	Aichi Steel Corp.	30,902	695
	Geo Holdings Corp.	70,400	695
	Mitsui DM Sugar Holdings Co. Ltd.	40,400	695
	Oita Bank Ltd.	41,307	692
	Goldcrest Co. Ltd.	43,980	689
	Eagle Industry Co. Ltd.	71,700	687
	Tachibana Eletech Co. Ltd.	50,534	687
	Matsuyafoods Holdings Co. Ltd.	22,100	686
	Sun Frontier Fudousan Co. Ltd.	75,000	681
	Shinko Shoji Co. Ltd.	87,100	680
[1]	Rock Field Co. Ltd.	50,968	679
	Maxvalu Tokai Co. Ltd.	28,400	679
	JAC Recruitment Co. Ltd.	38,700	673
	JVCKenwood Corp.	436,740	673
	Akita Bank Ltd.	44,500	670
	Nichiden Corp.	35,000	670
	Proto Corp.	57,600	669
	Toyo Kanetsu KK	30,600	667
*	Matsuya Co. Ltd.	106,800	663
	Enplas Corp.	25,953	658
	Shikoku Bank Ltd.	94,940	658
[1]	Ryoyo Electro Corp.	34,642	656
	G-Tekt Corp.	54,500	655
	Tosei Corp.	71,500	655
[1]	Broadleaf Co. Ltd.	214,500	655
	Ichikoh Industries Ltd.	148,566	654
	I'll Inc.	59,700	654
	Alconix Corp.	55,814	653
	Daido Metal Co. Ltd.	119,200	652
	Sinanen Holdings Co. Ltd.	24,700	652
	Shin Nippon Air Technologies Co. Ltd.	36,200	645
	Poletowin Pitcrew Holdings Inc.	78,500	644
*,1	PIA Corp.	23,100	642
	Mori Trust Hotel REIT Inc.	622	640
	Sanshin Electronics Co. Ltd.	48,800	637
	Mie Kotsu Group Holdings Inc.	156,900	637
	YA-MAN Ltd.	80,300	637
	Sumitomo Seika Chemicals Co. Ltd.	23,600	633
	Nichireki Co. Ltd.	57,100	633
	Cawachi Ltd.	31,400	632
	Takara Leben Co. Ltd.	231,000	629
[1]	Vector Inc.	74,100	629
	CMK Corp.	126,600	627
	DKK Co. Ltd.	30,880	627
[1]	Taiko Pharmaceutical Co. Ltd.	119,237	626
	Tess Holdings Co. Ltd.	48,400	621

		Shares	Market Value ($000)
	KeePer Technical Laboratory Co. Ltd.	37,436	618
	Computer Engineering & Consulting Ltd.	65,970	617
	Riken Vitamin Co. Ltd.	41,700	617
	Yukiguni Maitake Co. Ltd.	60,600	615
	Warabeya Nichiyo Holdings Co. Ltd.	36,100	613
	Vital KSK Holdings Inc.	90,700	613
	Chubu Shiryo Co. Ltd.	68,600	610
	Itochu-Shokuhin Co. Ltd.	14,400	610
*	Mitsui E&S Holdings Co. Ltd.	198,700	605
*	Shindengen Electric Manufacturing Co. Ltd.	20,500	604
[1]	Onoken Co. Ltd.	42,100	603
	Aiphone Co. Ltd.	31,600	600
	Anest Iwata Corp.	88,700	600
	Link And Motivation Inc.	150,500	596
	Yurtec Corp.	99,400	593
	Denyo Co. Ltd.	40,000	589
	FIDEA Holdings Co. Ltd.	47,920	582
*	Open Door Inc.	43,200	579
	Sparx Group Co. Ltd.	254,600	579
[1]	Furuno Electric Co. Ltd.	65,700	577
*	Oriental Shiraishi Corp.	275,894	575
	Alpha Systems Inc.	18,200	574
	YAKUODO Holdings Co. Ltd.	28,300	574
	Tonami Holdings Co. Ltd.	17,600	573
	Fujiya Co. Ltd.	28,900	572
	Marvelous Inc.	88,000	570
	Futaba Industrial Co. Ltd.	156,600	568
	Ichiyoshi Securities Co. Ltd.	96,700	568
	Okuwa Co. Ltd.	71,500	568
*	Kintetsu Department Store Co. Ltd.	24,500	566
[1]	Taki Chemical Co. Ltd.	12,300	565
	Toyo Corp.	61,817	564
[1]	Kansai Super Market Ltd.	62,800	560
	Nippon Coke & Engineering Co. Ltd.	494,700	559
	Nissei ASB Machine Co. Ltd.	20,600	556
[1]	Tanseisha Co. Ltd.	88,300	554
	Mitsubishi Research Institute Inc.	17,000	553
	EM Systems Co. Ltd.	97,700	552
[1]	GMO GlobalSign Holdings KK	18,778	549
	Tekken Corp.	34,800	548
	DKS Co. Ltd.	21,300	548
	Riken Technos Corp.	132,700	547
	Medical Data Vision Co. Ltd.	61,800	547
	Shinwa Co. Ltd.	30,900	544
	CONEXIO Corp.	44,800	541
	Riken Corp.	23,600	537
[1]	Halows Co. Ltd.	22,300	536
	Miroku Jyoho Service Co. Ltd.	51,200	536
	Ryoden Corp.	35,500	532
	Tayca Corp.	46,232	532
	Toenec Corp.	19,200	532
*	TSI Holdings Co. Ltd.	193,600	531
	Teikoku Electric Manufacturing Co. Ltd.	46,000	529
	Stella Chemifa Corp.	24,200	528
	Kamei Corp.	60,500	528
	Tosho Co. Ltd.	41,800	528
	Nichiban Co. Ltd.	34,300	527
	Melco Holdings Inc.	16,600	527

		Shares	Market Value ($000)
	Fukuda Corp.	13,900	522
	AOKI Holdings Inc.	102,004	521
	Happinet Corp.	39,600	518
	Nippon Rietec Co. Ltd.	43,100	517
	ASAHI YUKIZAI Corp.	33,211	516
	Icom Inc.	25,200	516
	Nagatanien Holdings Co. Ltd.	30,400	516
	SB Technology Corp.	24,800	516
	Daikokutenbussan Co. Ltd.	13,100	514
	Kanagawa Chuo Kotsu Co. Ltd.	17,700	512
	Aisan Industry Co. Ltd.	85,100	511
	LEC Inc.	64,548	511
	CI Takiron Corp.	106,200	510
	Optorun Co. Ltd.	24,900	509
	Tochigi Bank Ltd.	261,512	508
*,1	Japan Display Inc.	1,571,600	508
	Advan Group Co. Ltd.	60,400	506
	JM Holdings Co. Ltd.	35,700	505
[1]	Raccoon Holdings Inc.	47,462	500
	Gakken Holdings Co. Ltd.	54,400	497
	Aichi Corp.	69,900	495
	Sumida Corp.	56,109	493
	Rheon Automatic Machinery Co. Ltd.	53,615	491
	Sumitomo Riko Co. Ltd.	95,800	490
	WingArc1st Inc.	43,500	490
	K&O Energy Group Inc.	37,200	488
	WDB Holdings Co. Ltd.	20,712	488
	Moriroku Holdings Co. Ltd.	29,100	487
[1]	World Holdings Co. Ltd.	24,000	485
[1]	Hito Communications Holdings Inc.	26,766	483
	Koatsu Gas Kogyo Co. Ltd.	73,900	482
[1]	Studio Alice Co. Ltd.	25,700	482
*,1	Sagami Holdings Corp.	52,496	481
	Chiyoda Integre Co. Ltd.	30,000	480
	Kyodo Printing Co. Ltd.	20,600	479
	Feed One Co. Ltd.	77,820	479
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	479
	JDC Corp.	103,300	478
	Kyosan Electric Manufacturing Co. Ltd.	129,100	476
	Nippon Parking Development Co. Ltd.	403,300	476
	Chukyo Bank Ltd.	32,600	474
	Iseki & Co. Ltd.	40,887	474
	SRA Holdings	19,100	474
[1]	Media Do Co. Ltd.	21,321	474
	CTS Co. Ltd.	69,742	472
	Shibusawa Warehouse Co. Ltd.	25,309	472
	Torishima Pump Manufacturing Co. Ltd.	58,500	472
	Amuse Inc.	26,700	471
	Nihon Nohyaku Co. Ltd.	102,400	471
*	World Co. Ltd.	46,800	470
	Neturen Co. Ltd.	90,200	468
	Xebio Holdings Co. Ltd.	59,708	468
	Nissin Sugar Co. Ltd.	31,325	468
	Fukui Computer Holdings Inc.	17,900	467
	Sankyo Seiko Co. Ltd.	93,397	463
*	WATAMI Co. Ltd.	59,400	463
	Digital Holdings Inc.	40,945	462
	Fudo Tetra Corp.	32,820	461

		Shares	Market Value ($000)
	Shinnihon Corp.	69,800	456
	ES-Con Japan Ltd.	68,100	454
	BRONCO BILLY Co. Ltd.	24,200	454
	Dai Nippon Toryo Co. Ltd.	64,600	453
*,1	Fujita Kanko Inc.	22,400	453
	Osaki Electric Co. Ltd.	112,600	452
	Yahagi Construction Co. Ltd.	67,700	451
	Arakawa Chemical Industries Ltd.	44,600	450
	Topy Industries Ltd.	46,979	449
	Enigmo Inc.	83,000	449
	France Bed Holdings Co. Ltd.	57,600	447
	Chori Co. Ltd.	28,700	443
	Bank of Saga Ltd.	33,500	442
	Tokyo Energy & Systems Inc.	54,100	440
*	Optim Corp.	51,838	439
[1]	Sanoh Industrial Co. Ltd.	60,600	437
	Rokko Butter Co. Ltd.	33,000	434
	Toa Oil Co. Ltd.	15,400	433
	V-Cube Inc.	63,765	433
	JSP Corp.	30,700	431
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	431
	Chiyoda Co. Ltd.	64,200	429
	Kanaden Corp.	46,900	421
	Towa Bank Ltd.	91,400	421
	Krosaki Harima Corp.	10,600	420
	Ministop Co. Ltd.	33,100	420
	Nissin Corp.	30,400	420
	Yorozu Corp.	49,976	420
	Japan Medical Dynamic Marketing Inc.	32,118	420
	Hochiki Corp.	40,100	419
	Kurimoto Ltd.	30,800	419
*,1	KNT-CT Holdings Co. Ltd.	35,800	418
	Cosel Co. Ltd.	58,400	417
*	Unitika Ltd.	154,800	416
	Kenko Mayonnaise Co. Ltd.	35,300	413
	Toa Corp. (XTKS)	58,900	410
	Asahi Co. Ltd.	33,500	409
	Nitto Kohki Co. Ltd.	28,100	407
	Shimizu Bank Ltd.	28,600	407
	Nihon Chouzai Co. Ltd.	34,900	405
	Maezawa Kyuso Industries Co. Ltd.	47,000	403
	Hokkaido Gas Co. Ltd.	30,800	402
*	BrainPad Inc.	41,157	402
	Sanei Architecture Planning Co. Ltd.	28,800	401
	Kyokuto Securities Co. Ltd.	61,100	400
	Tomoku Co. Ltd.	26,300	399
	ST Corp.	30,300	398
	Elematec Corp.	43,300	393
	Sankyo Tateyama Inc.	72,000	392
	Hisaka Works Ltd.	54,100	391
	Achilles Corp.	36,300	391
	Kawada Technologies Inc.	11,500	388
	Fuji Pharma Co. Ltd.	43,800	379
	ZIGExN Co. Ltd.	150,100	378
	Honeys Holdings Co. Ltd.	41,790	376
	Fixstars Corp.	58,700	376
	Pronexus Inc.	39,035	373
	Central Security Patrols Co. Ltd.	18,595	373

		Shares	Market Value ($000)
	NEC Capital Solutions Ltd.	20,400	373
	Taisei Lamick Co. Ltd.	15,600	371
	FAN Communications Inc.	111,900	369
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	368
*	OSAKA Titanium Technologies Co. Ltd.	50,800	367
*	Mitsuba Corp.	106,024	367
	Fuso Pharmaceutical Industries Ltd.	19,700	361
*,1	Toho Co. Ltd.	38,200	359
	Ubicom Holdings Inc.	18,700	358
	Okura Industrial Co. Ltd.	20,700	356
	Yamashin-Filter Corp.	98,613	356
	Mars Group Holdings Corp.	25,000	354
[1]	Japan Best Rescue System Co. Ltd.	46,265	351
	Seika Corp.	25,800	349
	I-PEX Inc.	22,900	344
	MTI Ltd.	70,000	342
	Yushin Precision Equipment Co. Ltd.	55,200	338
	Takaoka Toko Co. Ltd.	27,400	337
	Foster Electric Co. Ltd.	51,985	335
	Artnature Inc.	54,800	334
	Central Sports Co. Ltd.	15,675	332
	Aeon Fantasy Co. Ltd.	19,800	332
	Akatsuki Inc.	14,200	331
	Hokkan Holdings Ltd.	26,800	329
	Nihon Trim Co. Ltd.	11,900	323
	Nippon Sharyo Ltd.	18,500	321
	Osaka Steel Co. Ltd.	31,000	319
	LIFULL Co. Ltd.	165,500	319
[1]	Kitanotatsujin Corp.	164,400	319
	CAC Holdings Corp.	27,600	318
[1]	Sourcenext Corp.	232,000	318
	JP-Holdings Inc.	155,400	317
	Fibergate Inc.	33,349	312
*	KLab Inc.	81,060	310
[1]	Kamakura Shinsho Ltd.	69,600	310
	CMIC Holdings Co. Ltd.	23,900	309
*	Akebono Brake Industry Co. Ltd.	206,583	308
*	Kourakuen Holdings Corp.	26,400	307
	Nisso Corp.	44,600	307
	Ebase Co. Ltd.	68,800	306
	Godo Steel Ltd.	24,700	305
*	Istyle Inc.	180,200	300
	Nihon Tokushu Toryo Co. Ltd.	40,500	299
*	Gurunavi Inc.	93,300	299
*	COOKPAD Inc.	137,800	296
[1]	Kojima Co. Ltd.	63,300	291
[1]	Oro Co. Ltd.	13,967	290
[1]	Tokyo Individualized Educational Institute Inc.	55,312	288
	Chuo Spring Co. Ltd.	43,600	286
	Tsutsumi Jewelry Co. Ltd.	18,200	286
	Zuiko Corp.	41,300	284
	Sekisui Kasei Co. Ltd.	69,300	280
	Tv Tokyo Holdings Corp.	16,000	277
*,1	Gunosy Inc.	42,000	273
	Corona Corp. Class A	34,900	270
*,1	FDK Corp.	36,714	269
	Shimojima Co. Ltd.	29,900	267
	Taiho Kogyo Co. Ltd.	37,900	263

		Shares	Market Value ($000)
[1]	Inaba Seisakusho Co. Ltd.	22,200	245
	Katakura Industries Co. Ltd.	12,000	238
	Ateam Inc.	36,900	233
	Airport Facilities Co. Ltd.	48,700	232
	Tokyo Rakutenchi Co. Ltd.	6,900	231
*	Jamco Corp.	32,200	230
	Ohara Inc.	24,388	230
	Sac's Bar Holdings Inc.	50,650	229
[1]	Daisyo Corp.	25,700	227
	Kanamic Network Co. Ltd.	56,600	224
*	Tokyo Base Co. Ltd.	56,200	222
	Wowow Inc.	15,000	217
	PC Depot Corp.	84,840	213
	Gecoss Corp.	29,900	209
	Cleanup Corp.	43,800	204
*	CHIMNEY Co. Ltd.	20,000	204
[1]	Chuetsu Pulp & Paper Co. Ltd.	23,500	201
	Takamiya Co. Ltd.	56,000	198
[1]	Takihyo Co. Ltd.	15,800	193
[1]	Robot Home Inc.	94,100	183
[1]	Furukawa Battery Co. Ltd.	16,055	179
*,1	TerraSky Co. Ltd.	14,210	178
*	Right On Co. Ltd.	28,800	174
	Nakayama Steel Works Ltd.	41,900	158
	Linical Co. Ltd.	28,300	157
*,1	Edulab Inc.	20,600	137
*	Heroz Inc.	14,100	118
	Yamanashi Chuo Bank Ltd.	10,562	86
*	RPA Holdings Inc.	18,900	54
*,1	Laox Co. Ltd.	9,900	13
*	Daibiru Corp.	600	12
[1]	Grace Technology Inc.	88,406	11
			1,423,898
Kuwait (0.1%)
*	National Industries Group Holding SAK	4,979,493	4,841
*	Warba Bank KSCP	4,920,075	4,595
	Qurain Petrochemical Industries Co.	1,863,127	2,397
*	Kuwait International Bank KSCP	1,931,001	1,417
	Kuwait Projects Co. Holding KSCP	2,494,670	1,353
*	Alimtiaz Investment Group KSC	2,345,468	970
*	Integrated Holding Co. KCSC	451,360	558
			16,131
Malaysia (0.7%)
	Inari Amertron Bhd.	11,108,700	8,876
	TIME dotCom Bhd.	4,288,400	4,373
	My EG Services Bhd.	17,227,700	4,018
	Frontken Corp. Bhd.	4,432,450	3,422
	Bursa Malaysia Bhd.	2,051,254	3,071
	VS Industry Bhd.	10,478,550	3,022
	Carlsberg Brewery Malaysia Bhd.	618,100	2,985
	D&O Green Technologies Bhd.	2,372,400	2,797
	Sunway REIT	7,979,800	2,650
	Malaysian Pacific Industries Bhd.	269,200	2,567
	IGB REIT	6,976,000	2,565
	Genting Plantations Bhd.	1,590,673	2,453
	Heineken Malaysia Bhd.	448,700	2,198
	Pentamaster Corp. Bhd.	2,172,550	2,138

		Shares	Market Value ($000)
	Yinson Holdings Bhd.	1,583,800	2,085
	Kossan Rubber Industries Bhd.	4,820,800	2,075
	Malakoff Corp. Bhd.	11,626,300	2,037
	Sunway Bhd.	4,617,688	1,887
	ViTrox Corp. Bhd.	959,600	1,879
	KPJ Healthcare Bhd.	7,488,500	1,861
	Scientex Bhd.	1,616,800	1,773
	UWC Bhd.	1,531,700	1,728
*	Bumi Armada Bhd.	12,390,100	1,646
	Axis REIT	3,690,600	1,641
	Mega First Corp. Bhd.	1,936,800	1,634
	YTL Power International Bhd.	9,030,200	1,350
	UMW Holdings Bhd	1,926,300	1,349
	Berjaya Sports Toto Bhd.	2,794,057	1,270
*	SP Setia Bhd. Group	3,723,700	1,097
	Magnum Bhd.	2,115,492	953
[2]	Lotte Chemical Titan Holding Bhd.	1,748,705	934
	AEON Credit Service M Bhd.	261,200	916
	DRB-Hicom Bhd.	2,292,227	802
	Malaysia Building Society Bhd.	5,657,600	773
	BerMaz Auto Bhd.	1,701,440	670
*	Berjaya Corp. Bhd.	11,511,863	665
	Padini Holdings Bhd.	954,100	656
	Malaysian Resources Corp. Bhd.	7,777,538	634
*	Velesto Energy Bhd.	18,647,080	630
	Syarikat Takaful Malaysia Keluarga Bhd.	688,500	600
	Cahya Mata Sarawak Bhd.	1,862,300	550
	Leong Hup International Bhd.	3,434,200	453
*	Sapura Energy Bhd.	39,906,700	426
*	UEM Sunrise Bhd.	4,211,200	314
*	WCT Holdings Bhd.	2,548,151	311
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	36
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	27
[3]	Serba Dinamik Holdings Bhd.	321,400	27
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	15
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	8
			82,847
Mexico (0.4%)
	Corp. Inmobiliaria Vesta SAB de CV	2,837,642	5,375
	PLA Administradora Industrial S de RL de CV	3,672,563	5,140
	Regional SAB de CV	784,192	4,496
	Prologis Property Mexico SA de CV	1,705,203	4,241
[2]	Macquarie Mexico Real Estate Management SA de CV	3,621,702	4,219
*	Alsea SAB de CV	1,881,700	3,860
	Bolsa Mexicana de Valores SAB de CV	2,194,666	3,743
	Genomma Lab Internacional SAB de CV Class B	3,281,680	3,260
	Grupo Comercial Chedraui SA de CV	1,269,138	2,554
	La Comer SAB de CV	1,535,507	2,553
*	Gentera SAB de CV	3,172,025	2,274
*,2	Grupo Traxion SAB de CV	1,216,781	1,936
*,2	Nemak SAB de CV	7,172,987	1,878
	Grupo Herdez SAB de CV	644,383	1,065
*	Axtel SAB de CV	4,677,908	771
*	Unifin Financiera SAB de CV	527,529	730
	Grupo Rotoplas SAB de CV	499,379	645
*	Credito Real SAB de CV SOFOM ER	483,536	129
			48,869

		Shares	Market Value ($000)
Netherlands (1.2%)
	Arcadis NV	271,330	11,878
*	OCI NV	364,838	9,985
	APERAM SA	173,512	9,777
	SBM Offshore NV	598,772	9,476
	TKH Group NV GDR	162,383	9,370
	Corbion NV	219,448	9,163
*,2	Basic-Fit NV	170,157	8,118
	Boskalis Westminster	284,971	8,068
	PostNL NV	1,856,717	7,954
*,2	Intertrust NV	333,770	7,256
*	Accell Group NV	88,947	5,789
	Eurocommercial Properties NV	200,073	4,838
	AMG Advanced Metallurgical Group NV	124,918	4,299
[2]	Flow Traders	101,160	3,924
*	Sligro Food Group NV	134,925	3,442
	NSI NV	78,918	3,272
*	Koninklijke BAM Groep NV	915,183	3,056
*,2	Alfen Beheer BV	39,739	2,963
*	Fugro NV	365,829	2,925
*	TomTom NV	266,142	2,543
	Vastned Retail NV	58,458	1,636
	Wereldhave NV	65,371	1,004
	Brunel International NV	53,114	653
	ForFarmers NV	135,665	617
[2]	B&S Group Sarl	66,550	538
*,3	SNS Reaal	96,364	—
			132,544
New Zealand (0.7%)
	EBOS Group Ltd.	373,194	9,594
	Chorus Ltd.	1,761,048	8,064
	Summerset Group Holdings Ltd.	897,483	7,234
	Goodman Property Trust	4,398,686	7,195
	Freightways Ltd.	687,755	5,476
	Precinct Properties New Zealand Ltd.	4,699,025	4,993
	Z Energy Ltd.	1,870,181	4,374
	Argosy Property Ltd.	4,024,783	3,960
	Genesis Energy Ltd.	2,232,333	3,928
	Vital Healthcare Property Trust	1,646,233	3,375
	Kathmandu Holdings Ltd.	2,921,618	2,703
	Skellerup Holdings Ltd.	559,073	2,172
	Arvida Group Ltd.	1,865,034	2,087
	Heartland Group Holdings Ltd.	1,336,691	2,081
	Stride Property Group	1,412,455	1,863
	Vector Ltd.	688,322	1,762
	Oceania Healthcare Ltd.	2,224,315	1,734
*	Pushpay Holdings Ltd.	2,283,949	1,639
*	Pacific Edge Ltd.	1,998,273	1,428
	Scales Corp. Ltd.	358,946	1,138
*	SKY Network Television Ltd.	565,842	900
*	Vista Group International Ltd.	652,698	898
*	Tourism Holdings Ltd.	485,537	872
*	Restaurant Brands New Zealand Ltd.	84,391	806
*	Serko Ltd.	222,615	777
*	Synlait Milk Ltd.	284,817	592
			81,645

		Shares	Market Value ($000)
Norway (1.5%)
	Storebrand ASA	1,739,872	18,549
*	Nordic Semiconductor ASA	578,046	17,127
	Bakkafrost P/F	187,982	12,959
	SpareBank 1 SR-Bank ASA	649,086	9,699
	Borregaard ASA	381,219	8,966
	Kongsberg Gruppen ASA	290,397	8,801
	SpareBank 1 SMN	480,553	7,958
*	NEL ASA	5,070,876	6,885
	Subsea 7 SA	840,127	6,316
	Veidekke ASA	411,598	6,152
	Atea ASA	334,961	5,673
[2]	Entra ASA	237,198	5,224
*	Kahoot! ASA	1,158,348	4,651
	TGS ASA	427,938	4,608
*,2	Crayon Group Holding ASA	238,221	4,605
	Austevoll Seafood ASA	346,874	4,594
[2]	Elkem ASA	1,048,880	3,826
*	MPC Container Ships A/S	1,120,612	3,805
[2]	Sbanken ASA	343,173	3,630
*	Frontline Ltd.	451,489	2,972
	DNO ASA	1,697,448	2,492
*	Grieg Seafood ASA	235,575	2,436
	Bonheur ASA	56,414	1,975
*	Wallenius Wilhelmsen ASA	317,846	1,722
[2]	BW LPG Ltd.	265,926	1,435
	Sparebank 1 Oestlandet	79,193	1,315
	Stolt-Nielsen Ltd.	68,425	1,239
	BW Offshore Ltd.	372,352	1,139
*	Hexagon Composites ASA	339,296	1,046
	Norway Royal Salmon ASA	44,948	977
*	BW Energy Ltd.	197,028	511
			163,287
Pakistan (0.2%)
*	Lucky Cement Ltd.	815,934	3,162
	Hub Power Co. Ltd.	4,600,584	1,967
	Engro Corp. Ltd.	1,203,707	1,856
	MCB Bank Ltd.	1,860,210	1,695
	Pakistan State Oil Co. Ltd.	944,998	1,005
	Searle Co. Ltd.	1,182,924	933
	Bank Alfalah Ltd.	3,815,256	830
	Pakistan Oilfields Ltd.	368,397	821
	TRG Pakistan	1,551,968	790
	Engro Fertilizers Ltd.	1,631,961	760
	United Bank Ltd.	845,938	670
	Millat Tractors Ltd.	104,854	525
	SUI Northern Gas Pipeline	1,679,940	318
*	Fauji Cement Co. Ltd.	2,884,307	285
*	National Bank of Pakistan	1,415,000	278
	DG Khan Cement Co. Ltd.	613,586	268
	Kot Addu Power Co. Ltd.	797,108	162
	Nishat Mills Ltd.	30,200	14
			16,339
Philippines (0.3%)
*	Converge Information and Communications Technology Solutions Inc.	7,254,400	4,374
	Security Bank Corp.	1,924,289	4,061
	AC Energy Corp.	21,502,600	4,040

		Shares	Market Value ($000)
	Robinson's Land Corp.	8,686,397	3,127
	Wilcon Depot Inc.	4,915,900	2,893
	Robinsons Retail Holdings Inc.	2,401,150	2,658
	Century Pacific Food Inc.	3,302,900	1,840
	Manila Water Co. Inc.	3,555,285	1,748
	Nickel Asia Corp.	9,826,874	1,143
	First Gen Corp.	1,848,087	1,018
	D&L Industries Inc.	5,706,000	953
	Vista Land & Lifescapes Inc.	10,577,100	724
	Filinvest Land Inc.	26,483,400	566
*	Cebu Air Inc.	519,080	460
*,2	CEMEX Holdings Philippines Inc.	16,558,435	341
			29,946
Poland (0.5%)
*	mBank SA	49,812	5,705
*	Orange Polska SA	2,714,278	5,255
[1]	KRUK SA	62,066	5,000
*,1	PGE Polska Grupa Energetyczna SA	2,623,152	4,941
*,1	Alior Bank SA	341,594	4,721
*	Grupa Lotos SA	332,045	4,462
	Asseco Poland SA	218,282	4,392
*	Bank Millennium SA	2,117,450	4,280
*	Tauron Polska Energia SA	3,819,260	2,260
[1]	Kernel Holding SA	159,081	2,035
*,1	Jastrzebska Spolka Weglowa SA	179,116	1,751
*	CCC SA	85,883	1,626
*	AmRest Holdings SE	235,679	1,455
	Bank Handlowy w Warszawie SA	91,563	1,417
*	Enea SA	706,697	1,331
*	Grupa Azoty SA	141,365	1,230
	Ciech SA	82,917	858
	Warsaw Stock Exchange	75,126	746
	Eurocash SA	291,603	738
*,1	Mercator Medical SA	12,363	225
*,3	CAPITEA SA	103,234	95
			54,523
Portugal (0.2%)
*	Banco Comercial Portugues SA Class R	29,869,592	5,076
	Navigator Co. SA	1,055,316	3,981
	NOS SGPS SA	934,377	3,682
	REN - Redes Energeticas Nacionais SGPS SA	1,236,286	3,525
	CTT-Correios de Portugal SA	668,692	3,267
	Sonae SGPS SA	2,802,250	3,220
	Altri SGPS SA	193,490	1,238
	Corticeira Amorim SGPS SA	89,764	1,032
*	Greenvolt-Energias Renovaveis SA	105,311	713
			25,734
Qatar (0.0%)
*	Gulf International Services QSC	4,082,207	2,017
	Al Meera Consumer Goods Co. QSC	256,746	1,381
	Medicare Group	364,165	853
			4,251
Romania (0.0%)
	Societatea Nationala Nuclearelectrica SA	145,074	1,525
	Teraplast SA	3,866,662	950

		Shares	Market Value ($000)
	One United Properties SA	2,844,148	845
			3,320
Russia (0.1%)
[2]	Detsky Mir PJSC	2,390,633	3,168
	Samolet Group	30,568	1,784
	Mechel PJSC Preference Shares	434,330	1,768
	Novorossiysk Commercial Sea Port PJSC	16,380,500	1,412
*	Mechel PJSC	477,169	718
	Rosseti Lenenergo PJSC Preference Shares	305,131	630
	Cherkizovo Group PJSC	13,497	525
	LSR Group PJSC Class A	60,095	512
	Bank St. Petersburg PJSC	464,475	473
	OGK-2 PJSC	54,519,850	418
	IDGC of Centre and Volga Region PJSC	134,310,000	391
	TGC-1 PJSC	2,060,900,000	259
*	ENEL RUSSIA PJSC	24,682,000	258
			12,316
Saudi Arabia (0.4%)
*	Aldrees Petroleum and Transport Services Co.	193,281	4,038
	Arriyadh Development Co.	462,641	3,348
	Leejam Sports Co. JSC	85,519	2,716
*	National Agriculture Development Co.	280,920	2,481
	Al Hammadi Co. for Development and Investment	193,203	2,170
*	Methanol Chemicals Co.	209,101	2,164
	Saudi Chemical Co. Holding	228,873	2,134
	Jadwa REIT Saudi Fund	449,083	1,906
	National Gas & Industrialization Co.	131,380	1,898
	Saudi Ceramic Co.	125,575	1,874
*	Aseer Trading Tourism & Manufacturing Co.	311,090	1,839
	Eastern Province Cement Co.	138,164	1,674
	Arabian Cement Co.	141,161	1,533
*	Saudi Real Estate Co.	256,746	1,454
	Astra Industrial Group	110,612	1,268
	United International Transportation Co.	93,094	1,250
	City Cement Co.	194,888	1,224
*	Middle East Healthcare Co.	123,015	1,139
	Najran Cement Co.	223,452	1,119
*	Saudi Public Transport Co.	163,910	1,050
	National Medical Care Co.	57,256	1,040
*	Dur Hospitality Co.	116,375	1,034
	Northern Region Cement Co.	249,952	926
*	Herfy Food Services Co.	52,149	894
*	Zamil Industrial Investment Co.	92,227	750
*	Mediterranean & Gulf Insurance & Reinsurance Co.	134,289	679
	Bawan Co.	68,299	672
*	Al Jouf Cement Co.	191,752	568
*	Tabuk Cement Co.	117,247	565
	Hail Cement Co.	131,718	494
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	98,777	489
			46,390
Singapore (0.8%)
	Frasers Centrepoint Trust	4,392,408	7,374
	Parkway Life REIT	1,734,481	6,169
	Keppel Infrastructure Trust	13,376,346	5,550
	Haw Par Corp. Ltd.	497,600	4,288
	Manulife US REIT	6,244,488	4,037
	Ascendas India Trust	4,160,700	4,015

		Shares	Market Value ($000)
	ARA LOGOS Logistics Trust	6,398,008	3,914
	Raffles Medical Group Ltd.	3,677,184	3,491
	Starhill Global REIT	7,412,908	3,413
	ESR-REIT	10,734,429	3,382
	CDL Hospitality Trusts	3,899,413	3,281
	CapitaLand China Trust	3,538,099	3,101
	First Resources Ltd.	2,500,529	3,067
	Keppel Pacific Oak US REIT	4,011,300	2,971
	AIMS APAC REIT	2,657,800	2,740
	AEM Holdings Ltd.	796,700	2,678
	iFAST Corp. Ltd.	510,000	2,368
	Cromwell European REIT	822,540	2,144
	OUE Commercial REIT	6,601,709	2,006
	Lendlease Global Commercial REIT	2,846,400	1,734
	SPH REIT	1,969,100	1,403
	Nanofilm Technologies International Ltd.	642,000	1,355
	Sheng Siong Group Ltd.	1,153,400	1,275
	Prime US REIT	1,583,869	1,229
*	Thomson Medical Group Ltd.	19,788,100	1,222
	Far East Hospitality Trust	2,631,600	1,085
	Riverstone Holdings Ltd.	1,721,300	899
	Sabana Industrial REIT	2,670,000	871
*,3	Best World International Ltd.	751,600	722
	Frasers Hospitality Trust	2,151,500	710
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	597
	First REIT	2,198,072	498
*	Lippo Malls Indonesia Retail Trust	10,070,800	396
	Silverlake Axis Ltd.	2,018,829	353
	Bumitama Agri Ltd.	855,000	349
*,3	Eagle Hospitality Trust	2,004,300	275
	Asian Pay Television Trust	2,111,950	213
*,1,3	Ezra Holdings Ltd.	4,500,399	37
*	Yoma Strategic Holdings Ltd.	177,000	18
*,3	Hyflux Ltd.	1,145,286	—
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,195,796	—
			85,230
South Africa (0.7%)
	Transaction Capital Ltd.	2,382,214	6,724
	Motus Holdings Ltd.	670,834	5,102
*,1	Steinhoff International Holdings NV	15,872,822	5,031
	AECI Ltd.	561,418	4,165
	Super Group Ltd.	1,620,454	3,523
	JSE Ltd.	455,803	3,466
*	Imperial Logistics Ltd.	801,083	3,373
	Equites Property Fund Ltd.	2,062,703	2,877
*	Thungela Resources Ltd.	466,579	2,855
	Hyprop Investments Ltd.	1,019,595	2,395
	KAP Industrial Holdings Ltd.	8,506,545	2,355
	Vukile Property Fund Ltd.	3,018,014	2,335
	Investec Property Fund Ltd.	2,914,843	2,310
	Omnia Holdings Ltd.	485,723	1,946
	Advtech Ltd.	1,758,369	1,753
	Reunert Ltd.	536,295	1,671
	MAS Real Estate Inc.	1,113,245	1,493
	DRDGOLD Ltd.	1,830,127	1,453
	Astral Foods Ltd.	127,656	1,423
	DataTec Ltd.	573,467	1,423
	Raubex Group Ltd.	574,858	1,400

		Shares	Market Value ($000)
	SA Corporate Real Estate Ltd.	8,506,936	1,327
	Zeder Investments Ltd.	5,782,404	1,248
*	Attacq Ltd.	2,449,091	1,232
*	Tsogo Sun Gaming Ltd.	1,672,033	1,208
*	Famous Brands Ltd.	249,213	1,155
*	Massmart Holdings Ltd.	302,790	1,093
*	Sun International Ltd.	606,886	1,065
*	EPP NV	1,450,713	1,022
	Cashbuild Ltd.	54,154	987
	Wilson Bayly Holmes-Ovcon Ltd.	121,725	882
	Ninety One Ltd.	235,600	806
*	Hosken Consolidated Investments Ltd.	167,457	800
	Hudaco Industries Ltd.	84,261	748
	Long4Life Ltd.	1,942,901	731
*,1	Brait plc	2,259,754	712
*	Curro Holdings Ltd.	707,664	621
*	Blue Label Telecoms Ltd.	1,662,282	554
	Adcock Ingram Holdings Ltd.	167,060	553
	Alexander Forbes Group Holdings Ltd.	1,818,457	502
	Emira Property Fund Ltd.	748,883	492
	Altron Ltd. Class A	629,234	340
			77,151
South Korea (4.4%)
[1]	L&F Co. Ltd.	78,768	11,642
	DB HiTek Co. Ltd.	136,508	8,720
	Meritz Fire & Marine Insurance Co. Ltd.	225,020	8,667
	Meritz Securities Co. Ltd.	1,205,044	6,141
[1]	Wemade Co. Ltd.	60,562	6,100
	Hansol Chemical Co. Ltd.	31,653	5,690
	LEENO Industrial Inc.	36,265	5,627
*	Kakao Games Corp.	97,370	5,472
[1]	Iljin Materials Co. Ltd.	64,208	5,189
	Youngone Corp.	125,373	4,884
[1]	WONIK IPS Co. Ltd.	140,340	4,631
	JB Financial Group Co. Ltd.	640,871	4,371
*,1	Hyosung Advanced Materials Corp.	11,337	4,113
[1,3]	Osstem Implant Co. Ltd.	34,741	4,112
[1]	Koh Young Technology Inc.	235,098	4,049
[1]	Dongjin Semichem Co. Ltd.	121,475	4,026
[1]	Hyosung TNC Corp.	11,200	3,979
	Kolon Industries Inc.	74,846	3,892
[1]	LX Semicon Co. Ltd.	33,845	3,881
[1]	JYP Entertainment Corp.	110,768	3,880
*,1	Hyundai Rotem Co. Ltd.	241,230	3,815
[1]	Soulbrain Co. Ltd.	18,124	3,755
[1]	Com2uSCorp	35,952	3,680
[1]	Meritz Financial Group Inc.	100,204	3,631
[1]	Ecopro Co. Ltd.	64,120	3,591
[1]	AfreecaTV Co. Ltd.	27,255	3,576
[1]	KIWOOM Securities Co. Ltd.	47,449	3,574
*	Eubiologics Co. Ltd.	112,299	3,555
	Korean Reinsurance Co.	404,937	3,445
[1]	Eo Technics Co. Ltd.	37,493	3,383
*,1	SM Entertainment Co. Ltd.	67,235	3,365
*,1	Doosan Fuel Cell Co. Ltd.	113,745	3,333
	Hyundai Elevator Co. Ltd.	108,259	3,304
*,1	KMW Co. Ltd.	118,071	3,222
	Chunbo Co. Ltd.	14,377	3,148

		Shares	Market Value ($000)
*	Mezzion Pharma Co. Ltd.	20,377	3,146
	Douzone Bizon Co. Ltd.	70,648	3,132
	CS Wind Corp.	76,435	3,083
*	Foosung Co. Ltd.	181,624	2,965
*,1	Hyundai Bioscience Co. Ltd.	120,864	2,891
*,1	ST Pharm Co. Ltd.	32,346	2,885
*	HLB Life Science Co. Ltd.	300,531	2,836
	LS Electric Co. Ltd.	68,441	2,825
*,1	Genexine Inc.	69,290	2,812
	Daishin Securities Co. Ltd.	200,077	2,809
[1]	Daejoo Electronic Materials Co. Ltd.	37,349	2,804
*	Humasis Co. Ltd.	114,714	2,760
*	Hugel Inc.	24,031	2,749
*,1	Chabiotech Co. Ltd.	188,791	2,664
[1]	KEPCO Engineering & Construction Co. Inc.	44,627	2,656
*	GeneOne Life Science Inc.	254,908	2,614
[1]	SIMMTECH Co. Ltd.	64,294	2,593
	Samwha Capacitor Co. Ltd.	46,688	2,572
*	CosmoAM&T Co. Ltd.	75,557	2,569
*,1	LegoChem Biosciences Inc.	67,163	2,562
[1]	Hanwha Systems Co. Ltd.	203,080	2,537
*,1	Oscotec Inc.	90,293	2,483
	LOTTE REIT Co. Ltd.	568,580	2,453
[1]	Dongkuk Steel Mill Co. Ltd.	196,184	2,447
[1]	Innox Advanced Materials Co. Ltd.	56,681	2,430
	NICE Information Service Co. Ltd.	151,412	2,386
[1]	Kolmar Korea Co. Ltd.	80,779	2,367
	SFA Engineering Corp.	81,699	2,338
[1]	Chong Kun Dang Pharmaceutical Corp.	29,705	2,311
	Hanmi Semiconductor Co. Ltd.	72,452	2,303
*	Com2uS Holdings Corp.	17,088	2,258
*,1	Hanall Biopharma Co. Ltd.	151,889	2,248
*,1	ABLBio Inc.	94,862	2,237
*	SOLUM Co. Ltd.	114,040	2,207
[1]	Seoul Semiconductor Co. Ltd.	172,787	2,183
	Taekwang Industrial Co. Ltd.	2,570	2,156
*,1	Jusung Engineering Co. Ltd.	116,480	2,149
*,1	NEPES Corp.	79,869	2,126
	Innocean Worldwide Inc.	51,027	2,123
	Hyosung Corp.	30,729	2,120
*,1	CJ CGV Co. Ltd.	116,409	2,115
	Daeduck Electronics Co. Ltd.	111,010	2,090
*	Naturecell Co. Ltd.	163,090	2,054
[1]	Dawonsys Co. Ltd.	84,395	2,025
*,1	Cosmax Inc.	33,173	2,010
[1]	DongKook Pharmaceutical Co. Ltd.	117,280	1,972
*	Creative & Innovative System	154,863	1,962
	Hyundai Autoever Corp.	17,258	1,931
[1]	Green Cross Holdings Corp.	102,215	1,898
*	Pharmicell Co. Ltd.	220,292	1,891
*	LX Holdings Corp.	236,380	1,871
*	Hana Tour Service Inc.	32,126	1,866
*	Next Science Co. Ltd.	140,758	1,860
*	Kumho Tire Co. Inc.	543,922	1,841
*	Asiana Airlines Inc.	121,767	1,837
[1]	Daewoong Pharmaceutical Co. Ltd.	16,097	1,773
[1]	Tesna Inc.	43,910	1,742
[1]	LIG Nex1 Co. Ltd.	35,448	1,739

		Shares	Market Value ($000)
[1]	Huchems Fine Chemical Corp.	96,923	1,732
	MegaStudyEdu Co. Ltd.	24,787	1,711
*,1	GemVax & Kael Co. Ltd.	137,093	1,704
	Park Systems Corp.	16,737	1,701
[1]	Zinus Inc.	30,200	1,691
*	Amicogen Inc.	76,502	1,686
[1]	Hyundai Greenfood Co. Ltd.	262,152	1,684
	Mcnex Co. Ltd.	38,455	1,678
	GC Cell Corp.	28,572	1,675
*,1	Vidente Co. Ltd.	130,621	1,640
[1]	Doosan Co. Ltd.	19,953	1,634
[1]	Eugene Technology Co. Ltd.	40,177	1,634
	Ecopro HN Co. Ltd.	39,145	1,603
	Hyundai Home Shopping Network Corp.	31,675	1,595
[1]	PI Advanced Materials Co. Ltd.	45,579	1,577
	LX International Corp.	76,861	1,576
*	Hanwha Investment & Securities Co. Ltd.	383,737	1,573
	Samyang Holdings Corp.	21,136	1,546
*	Eoflow Co. Ltd.	82,704	1,546
*,1	NKMax Co. Ltd.	100,151	1,540
[1]	IS Dongseo Co. Ltd.	38,625	1,537
*,1	YG Entertainment Inc.	36,629	1,536
	JR Global REIT	352,666	1,531
*	Hyosung Chemical Corp.	7,601	1,525
[1]	Ahnlab Inc.	23,594	1,523
[1]	Tokai Carbon Korea Co. Ltd.	13,998	1,521
[1]	Sebang Global Battery Co. Ltd.	28,980	1,513
[1]	Hanjin Transportation Co. Ltd.	64,578	1,499
[1]	Daewoong Co. Ltd.	72,559	1,489
*,1	Sam Chun Dang Pharm Co. Ltd.	50,402	1,478
	KCC Glass Corp.	29,250	1,443
	HDC Holdings Co. Ltd.	239,608	1,442
*,1	iNtRON Biotechnology Inc.	94,586	1,409
*,1	MedPacto Inc.	47,500	1,408
*,1	Duk San Neolux Co. Ltd.	38,777	1,407
[1]	S&S Tech Corp.	51,794	1,396
[1]	SK Discovery Co. Ltd.	42,004	1,387
*	TY Holdings Co. Ltd.	70,213	1,379
	ESR Kendall Square REIT Co. Ltd.	284,719	1,378
	Poongsan Corp.	54,616	1,369
*,1	NHN KCP Corp.	67,319	1,368
*	Hanjin Heavy Industries & Construction Co. Ltd.	227,068	1,343
	GOLFZON Co. Ltd.	9,827	1,321
[1]	Posco ICT Co. Ltd.	264,719	1,320
	Korea Electric Terminal Co. Ltd.	24,245	1,319
	BH Co. Ltd.	70,818	1,289
*,1,3	Taihan Electric Wire Co. Ltd.	853,975	1,272
*	Hyundai Construction Equipment Co. Ltd.	38,535	1,263
*,1	Yungjin Pharmaceutical Co. Ltd.	316,309	1,247
*,1	Ace Technologies Corp.	127,810	1,247
[1]	RFHIC Corp.	48,305	1,244
*	Hancom Inc.	69,354	1,242
*	UniTest Inc.	48,683	1,229
*,1	Cellivery Therapeutics Inc.	45,351	1,226
	PharmaResearch Co. Ltd.	18,921	1,208
	Bukwang Pharmaceutical Co. Ltd.	134,499	1,206
*,1	Lotte Tour Development Co. Ltd.	94,950	1,201
*	SFA Semicon Co. Ltd.	212,389	1,191

		Shares	Market Value ($000)
[1]	DoubleUGames Co. Ltd.	28,129	1,188
	Hankook Shell Oil Co. Ltd.	5,803	1,180
[1]	Korea Petrochemical Ind Co. Ltd.	9,169	1,158
	Daesang Corp.	61,524	1,144
*,1	Ananti Inc.	154,821	1,142
	Partron Co. Ltd.	103,527	1,135
*	HK inno N Corp.	33,304	1,119
*,1	Binex Co. Ltd.	91,844	1,111
[1]	SL Corp.	49,368	1,109
	Daou Technology Inc.	63,731	1,091
*	Hyundai Electric & Energy System Co. Ltd.	72,781	1,084
	Korea United Pharm Inc.	28,052	1,081
	INTOPS Co. Ltd.	32,450	1,074
*	Vaxcell-Bio Therapeutics Co. Ltd.	36,514	1,056
*,1	Enzychem Lifesciences Corp.	26,818	1,050
*,1	Webzen Inc.	55,962	1,047
	Dentium Co. Ltd.	22,147	1,045
[1]	Handsome Co. Ltd.	36,736	1,038
	L&C Bio Co. Ltd.	38,673	1,034
*,1	CMG Pharmaceutical Co. Ltd.	379,744	1,031
*,1	Studio Dragon Corp.	15,985	1,024
	Hyundai Corp.	77,360	1,018
*	DIO Corp.	35,057	1,011
*	Lutronic Corp.	64,805	1,006
	TK Corp.	113,487	992
[1]	Hansae Co. Ltd.	46,995	987
*	Seojin System Co. Ltd.	29,781	987
*,1	KH Vatec Co. Ltd.	50,386	965
*,1	HLB Therapeutics Co. Ltd.	89,071	961
[1]	Daea TI Co. Ltd.	234,869	959
*	Hyosung Heavy Industries Corp.	21,024	935
*	Neowiz	42,069	926
[1]	Hanil Cement Co. Ltd.	59,370	925
*,1	Komipharm International Co. Ltd.	116,807	899
*,1	CrystalGenomics Inc.	207,711	895
	Korea Asset In Trust Co. Ltd.	288,833	866
*,1	Modetour Network Inc.	47,716	849
	SK Gas Ltd.	8,613	841
[1]	Ilyang Pharmaceutical Co. Ltd.	44,081	834
*	OliX Pharmaceuticals Inc.	33,958	832
*	Korea Line Corp.	455,846	825
	Korea Real Estate Investment & Trust Co. Ltd.	419,928	824
	Hankook & Co. Co. Ltd.	75,135	820
*	Inscobee Inc.	354,014	808
	LX Hausys Ltd.	17,333	808
	Boryung Pharmaceutical Co. Ltd.	78,446	795
	Youlchon Chemical Co. Ltd.	42,046	791
*	Eyegene Inc.	68,305	787
	Yuanta Securities Korea Co. Ltd.	263,543	773
[1]	Sangsangin Co. Ltd.	99,755	771
	Dong-A ST Co. Ltd.	14,045	768
	JW Pharmaceutical Corp.	47,263	766
[1]	TES Co. Ltd.	35,896	764
[1]	Interpark Corp.	206,374	755
*	Cellid Co. Ltd.	24,017	754
	NICE Holdings Co. Ltd.	53,276	752
	Songwon Industrial Co. Ltd.	45,108	745
	SNT Motiv Co. Ltd.	19,992	736

		Shares	Market Value ($000)
*,1	Insun ENT Co. Ltd.	77,948	729
[1]	Tongyang Inc.	667,833	728
*	Shinsung E&G Co. Ltd.	491,246	724
*	Cafe24 Corp.	40,463	721
	SK Securities Co. Ltd.	967,085	709
	Huons Co. Ltd.	19,429	708
*	Solid Inc.	146,704	708
*,1	Samsung Pharmaceutical Co. Ltd.	202,583	697
[1]	Young Poong Corp.	1,335	691
	Dong-A Socio Holdings Co. Ltd.	8,157	679
	Halla Holdings Corp.	19,666	667
	Dongwon Industries Co. Ltd.	3,620	665
*,1	Kuk-il Paper Manufacturing Co. Ltd.	220,172	658
	Nature Holdings Co. Ltd.	27,859	653
	KTB Investment & Securities Co. Ltd.	154,806	645
	Orion Holdings Corp.	54,843	645
*	Hanwha General Insurance Co. Ltd.	214,277	636
	Vieworks Co. Ltd.	18,309	632
	LF Corp.	47,710	629
	KUMHOE&C Co. Ltd.	73,765	623
*,1	Medipost Co. Ltd.	41,682	622
	Shinsegae International Inc.	6,166	622
	NS Shopping Co. Ltd.	62,013	612
	Harim Holdings Co. Ltd.	81,455	612
	Mirae Asset Life Insurance Co. Ltd.	196,948	609
	Advanced Process Systems Corp.	31,225	598
	Binggrae Co. Ltd.	13,349	594
	Youngone Holdings Co. Ltd.	14,523	594
[1]	ITM Semiconductor Co. Ltd.	18,203	594
*	AbClon Inc.	50,930	593
	Kolon Corp.	23,081	585
*	KH Feelux Co. Ltd.	332,432	580
*,1	Grand Korea Leisure Co. Ltd.	50,231	565
*	Sambu Engineering & Construction Co. Ltd.	437,208	564
	LOTTE Himart Co. Ltd.	31,381	558
[1]	Seobu T&D	74,449	556
	i-SENS Inc.	23,454	548
[1]	Sungwoo Hitech Co. Ltd.	127,257	546
[1]	ENF Technology Co. Ltd.	20,641	537
	Jeil Pharmaceutical Co. Ltd.	23,196	532
	InBody Co. Ltd.	30,586	529
	Namyang Dairy Products Co. Ltd.	1,683	528
*,3	S-MAC Co. Ltd.	813,222	512
	Daishin Securities Co. Ltd. Preference Shares	41,378	507
	HS Industries Co. Ltd.	121,990	507
	Huons Global Co. Ltd.	18,780	507
	Samchully Co. Ltd.	6,409	505
*	Eutilex Co. Ltd.	31,102	503
	iMarketKorea Inc.	61,379	498
	KISWIRE Ltd.	29,628	492
	Nexen Tire Corp.	93,392	490
*	STCUBE	74,225	485
	Namhae Chemical Corp.	64,980	484
[1]	OptoElectronics Solutions Co. Ltd.	19,758	478
[1]	Samyang Corp.	9,195	477
	Maeil Dairies Co. Ltd.	8,362	473
	Taeyoung Engineering & Construction Co. Ltd.	53,202	465
	Tongyang Life Insurance Co. Ltd.	92,674	462

		Shares	Market Value ($000)
	Chongkundang Holdings Corp.	8,077	461
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	460
	Dongwon F&B Co. Ltd.	3,059	460
	Seah Besteel Corp.	35,155	447
*	Peptron Inc.	59,471	447
	KC Tech Co. Ltd.	25,990	441
*	Dongsung Pharmaceutical Co. Ltd.	65,106	439
*,1	Anterogen Co. Ltd.	19,497	437
*	SCM Lifescience Co. Ltd.	34,206	433
	Hansol Paper Co. Ltd.	43,926	429
[1]	Cuckoo Homesys Co. Ltd.	14,684	426
*,1	Soulbrain Holdings Co. Ltd.	16,872	414
	Eugene Investment & Securities Co. Ltd.	155,434	391
*	Interflex Co. Ltd.	28,626	384
	Hyundai Bioland Co. Ltd.	29,899	380
	KISCO Corp.	59,444	377
	DB Financial Investment Co. Ltd.	68,332	371
	Lotte Confectionery Co. Ltd.	3,730	364
*	Hansol Technics Co. Ltd.	66,760	363
[1]	Woongjin Thinkbig Co. Ltd.	152,463	362
*	Lock&Lock Co. Ltd.	42,729	362
*,1	Wonik Holdings Co. Ltd.	92,558	361
*	Aprogen pharmaceuticals Inc.	579,812	360
[1]	Toptec Co. Ltd.	50,666	356
	Eusu Holdings Co. Ltd.	75,588	349
	LG HelloVision Co. Ltd.	89,011	348
	E1 Corp.	9,109	343
	BGF Co. Ltd.	88,189	343
*,1	Namsun Aluminum Co. Ltd.	189,182	341
*,1	Telcon RF Pharmaceutical Inc.	184,704	339
	Humedix Co. Ltd.	19,600	331
	Kyobo Securities Co. Ltd.	50,102	330
*	CJ Freshway Corp.	12,744	330
	Sung Kwang Bend Co. Ltd.	48,276	324
[1]	Hanil Holdings Co. Ltd.	30,794	318
	Dae Han Flour Mills Co. Ltd.	2,609	315
	ICD Co. Ltd.	33,810	309
	Byucksan Corp.	112,419	304
	Dae Hwa Pharmaceutical Co. Ltd.	43,806	299
*	Homecast Co. Ltd.	90,380	279
[1]	F&F Holdings Co. Ltd.	12,502	276
	Lotte Food Co. Ltd.	1,024	272
	Kolmar Korea Holdings Co. Ltd.	18,175	266
	Cuckoo Holdings Co. Ltd.	18,165	262
	Hyundai Livart Furniture Co. Ltd.	23,620	261
	KT Skylife Co. Ltd.	38,395	261
*	Sindoh Co. Ltd.	9,770	259
*	CUROCOM Co. Ltd.	299,868	259
	Daeduck Co. Ltd.	41,388	250
	Sam Young Electronics Co. Ltd.	27,627	249
	Hansol Holdings Co. Ltd.	93,150	246
	SNT Dynamics Co. Ltd.	36,640	245
*	Able C&C Co. Ltd.	51,601	238
	Aekyung Industrial Co. Ltd.	17,509	238
	Daekyo Co. Ltd.	70,719	209
*	Coreana Cosmetics Co. Ltd.	68,106	201
	AK Holdings Inc.	13,753	196
	Muhak Co. Ltd.	28,061	185

		Shares	Market Value ($000)
	Cell Biotech Co. Ltd.	14,419	184
*,3	Y2 Solution Co. Ltd.	147,206	149
	KC Co. Ltd.	3,571	57
	SPC Samlip Co. Ltd.	580	34
*,3	Cnk International Co. Ltd.	35,374	—
*,1	Enzychem Lifesciences Rights	16,316	—
			490,806
Spain (1.2%)
*	Banco de Sabadell SA	20,638,010	16,051
	Acerinox SA	779,317	9,931
	Viscofan SA	143,462	8,699
	CIE Automotive SA	210,867	6,125
	Grupo Catalana Occidente SA	179,325	6,048
	Laboratorios Farmaceuticos Rovi SA	80,205	5,889
	Applus Services SA	582,655	5,134
*	Indra Sistemas SA	486,810	4,960
	Faes Farma SA	1,267,935	4,888
	Ebro Foods SA	260,640	4,830
[2]	Unicaja Banco SA	4,490,098	4,603
	Zardoya Otis SA	565,804	4,487
*	Solaria Energia y Medio Ambiente SA	238,711	4,171
	Sacyr SA (XMAD)	1,507,389	3,768
	Cia de Distribucion Integral Logista Holdings SA	177,015	3,581
	Almirall SA	275,685	3,548
*	Melia Hotels International SA	466,904	3,538
	Pharma Mar SA	53,866	3,390
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,828,978	3,283
*	Mediaset Espana Comunicacion SA	641,446	3,004
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	2,718
[2]	Neinor Homes SA	194,688	2,370
[2]	Gestamp Automocion SA	475,740	2,143
	Prosegur Cia de Seguridad SA	858,179	2,138
[2]	Global Dominion Access SA	309,668	1,530
[2]	Aedas Homes SA	55,050	1,499
*	Ence Energia y Celulosa SA	489,266	1,313
	Fomento de Construcciones y Contratas SA	101,758	1,226
*,1	Tecnicas Reunidas SA	128,578	1,153
	Lar Espana Real Estate Socimi SA	183,405	1,109
*	Distribuidora Internacional de Alimentacion SA	56,097,194	987
[2]	Metrovacesa SA	122,725	908
[2]	Prosegur Cash SA	1,197,502	878
	Atresmedia Corp. de Medios de Comunicacion SA	212,316	826
*,1	NH Hotel Group SA (XMAD)	69,008	249
*	Sacyr SA Rights Exp. 2/2/2022	1,500,825	83
*,1,3	Lets Gowex SA	31,105	—
			131,058
Sweden (4.3%)
	Samhallsbyggnadsbolaget i Norden AB	3,986,388	24,042
[2]	Thule Group AB	390,397	18,843
	Fabege AB	982,269	14,655
	Avanza Bank Holding AB	459,597	14,541
[2]	Dometic Group AB	1,189,345	13,175
	AddTech AB Class B	699,481	12,940
	AAK AB	623,500	11,679
	AddLife AB Class B	389,967	11,220
	Nyfosa AB	715,448	11,137
	Hexpol AB	923,937	11,024

		Shares	Market Value ($000)
*	Nordic Entertainment Group AB Class B	283,977	10,995
	Wihlborgs Fastigheter AB	516,790	10,685
	BillerudKorsnas AB	662,620	10,536
	Vitrolife AB	253,321	10,417
	JM AB	273,333	10,353
	Wallenstam AB Class B	616,982	9,710
	Axfood AB	371,384	9,460
	Nordnet AB publ	605,741	9,440
[2]	Bravida Holding AB	782,173	9,359
*	SSAB AB Class B	1,697,685	8,839
	Intrum AB	284,651	8,570
	Arjo AB Class B	854,312	8,538
	AFRY AB	372,232	8,348
*	SSAB AB Class A	1,408,628	8,340
*	Sectra AB Class B	496,223	8,174
	Peab AB Class B	711,192	7,994
	Mips AB	76,989	7,655
	Loomis AB Class B	288,535	7,409
	Bure Equity AB	210,616	7,267
	Nolato AB Class B	702,006	7,194
	Corem Property Group AB Class B	2,423,055	6,955
	Lindab International AB	232,497	6,750
*	Electrolux Professional AB Class B	896,363	6,260
	Medicover AB Class B	206,133	6,109
	Instalco AB	831,380	6,044
	Catena AB	106,234	6,030
	NCC AB Class B	356,622	5,896
	Biotage AB	270,624	5,526
	Mycronic AB	265,904	5,440
*	Cint Group AB	401,694	5,342
*	Pandox AB Class B	356,928	5,189
	HMS Networks AB	95,682	5,004
*	Modern Times Group MTG AB Class B	373,566	5,000
	Bilia AB Class A	324,627	4,872
	Granges AB	373,203	4,628
	Hufvudstaden AB Class A	315,448	4,505
	Vitec Software Group AB Class B	98,149	4,416
	Ratos AB Class B	827,063	4,341
	Troax Group AB	119,045	4,170
*,1,2	Boozt AB	215,798	4,056
	Concentric AB	142,935	4,045
	Bonava AB Class B	354,899	3,071
	Atrium Ljungberg AB Class B	132,969	2,878
*	BHG Group AB	291,054	2,790
	Dios Fastigheter AB	248,092	2,762
*	Betsson AB Class B	480,881	2,691
	Nobia AB	467,669	2,555
	Systemair AB	251,404	2,399
[2]	Resurs Holding AB	560,084	2,299
*	VNV Global AB	264,085	2,284
[2]	Munters Group AB	319,241	2,255
*,1	SAS AB	13,178,011	2,227
	Platzer Fastigheter Holding AB Class B	161,646	2,138
*	Mekonomen AB	139,329	2,057
	SkiStar AB	131,801	2,029
	Clas Ohlson AB Class B	165,537	2,006
*,1,2	Scandic Hotels Group AB	455,948	1,924
*	BICO Group AB Class B	90,994	1,817

		Shares	Market Value ($000)
*,2	Attendo AB	445,597	1,570
*	Hemnet Group AB	86,675	1,563
	INVISIO AB	114,736	1,475
	Corem Property Group AB Preference Shares	42,814	1,460
	Cloetta AB Class B	548,981	1,453
*,1	Hansa Biopharma AB	170,742	1,362
*	Karo Pharma AB	203,080	1,303
	Fagerhult AB	202,319	1,261
	Investment AB Oresund	77,504	1,192
*,1	Collector AB	278,993	1,094
*	Camurus AB	66,363	951
	Samhallsbyggnadsbolaget i Norden AB Class D	124,099	406
*	Solid Forsakring AB	56,008	320
	NCC AB Class A	15,132	250
*,2	Oncopeptides AB	154,364	162
*,3	Ow Bunker A/S	24,023	—
			489,121
Switzerland (3.1%)
	Belimo Holding AG (Registered)	34,729	19,178
	Bachem Holding AG (Registered) Class B	23,105	13,782
	Siegfried Holding AG (Registered)	15,243	12,341
[2]	Galenica AG	171,961	12,145
*	Dufry AG (Registered)	226,639	11,745
	Allreal Holding AG (Registered)	50,842	11,032
	Daetwyler Holding AG (Bearer)	27,629	10,849
	Bucher Industries AG (Registered)	23,122	10,646
*,1	Idorsia Ltd.	437,644	10,194
	Inficon Holding AG (Registered)	7,565	9,240
	Comet Holding AG (Registered)	28,654	9,141
	Interroll Holding AG (Registered)	2,111	8,935
	Vontobel Holding AG (Registered)	105,284	8,726
	SFS Group AG	58,449	8,528
[1]	Stadler Rail AG	171,766	8,174
	Mobimo Holding AG (Registered)	24,202	7,920
	Forbo Holding AG (Registered)	4,072	7,861
	Cembra Money Bank AG	109,480	7,530
	Emmi AG (Registered)	6,426	7,212
	Softwareone Holding AG	367,062	7,212
*	Zur Rose Group AG	28,251	6,916
	Bystronic AG	4,989	6,557
	Huber + Suhner AG (Registered)	71,247	6,486
	Kardex Holding AG (Registered)	23,196	6,439
	Landis+Gyr Group AG	97,485	6,430
	dormakaba Holding AG	11,127	6,371
	Valiant Holding AG (Registered)	62,838	6,346
	Burckhardt Compression Holding AG	12,709	6,011
*,2	PolyPeptide Group AG	51,923	5,177
	Swissquote Group Holding SA (Registered)	29,611	5,037
	Schweiter Technologies AG (Bearer)	3,766	4,995
*	Komax Holding AG (Registered)	14,684	4,529
*	Aryzta AG	3,927,404	4,509
*,2	Sensirion Holding AG	35,615	4,367
	St. Galler Kantonalbank AG (Registered)	8,888	4,295
*,1	Meyer Burger Technology AG	9,944,951	3,849
	Zehnder Group AG	41,784	3,825
*	Dottikon Es Holding AG (Registered)	15,158	3,790
	LEM Holding SA (Registered)	1,493	3,736
	VZ Holding AG	37,148	3,482

		Shares	Market Value ($000)
*	Valora Holding AG (Registered)	17,202	3,344
	Arbonia AG	124,070	3,000
	Intershop Holding AG	4,376	2,890
*	Bobst Group SA (Registered)	32,230	2,737
*	Ascom Holding AG (Registered)	199,803	2,616
	Bell Food Group AG (Registered)	8,264	2,509
*,1	Basilea Pharmaceutica AG (Registered)	51,546	2,504
	Bossard Holding AG (Registered) Class A	7,844	2,459
*,2	Medacta Group SA	18,525	2,374
	Vetropack Holding AG Class A (Registered)	40,298	2,338
*	COSMO Pharmaceuticals NV	35,760	2,217
	Leonteq AG	30,496	2,192
*	u-blox Holding AG	28,512	2,033
	ALSO Holding AG (Registered)	7,202	2,027
*,2	Montana Aerospace AG	52,139	1,949
*	Rieter Holding AG (Registered)	9,566	1,934
	Ypsomed Holding AG (Registered)	8,358	1,562
	EFG International AG	200,456	1,535
*	Autoneum Holding AG	7,798	1,416
*	Implenia AG (Registered)	50,667	1,236
*	Swiss Steel Holding AG	2,492,596	854
	Hiag Immobilien Holding AG	7,900	807
	VP Bank AG Class A	6,295	680
*	APG SGA SA	2,787	571
			353,322
Taiwan (8.1%)
	E Ink Holdings Inc.	3,308,708	18,034
	eMemory Technology Inc.	250,000	14,595
	Ruentex Development Co. Ltd.	5,951,535	13,858
	ASPEED Technology Inc.	121,437	13,646
	Chroma ATE Inc.	1,468,040	11,443
	Elite Material Co. Ltd.	1,116,519	10,887
	WPG Holdings Ltd.	5,486,137	10,816
	Macronix International Co. Ltd.	6,986,386	10,655
	Phison Electronics Corp.	613,962	10,176
	Gigabyte Technology Co. Ltd.	1,867,271	9,635
	Merida Industry Co. Ltd.	905,055	9,551
*	TA Chen Stainless Pipe	5,740,745	9,272
	Tripod Technology Corp.	1,936,327	9,040
	Lien Hwa Industrial Holdings Corp.	4,057,363	8,991
	Alchip Technologies Ltd.	243,000	8,430
	Sinbon Electronics Co. Ltd.	830,066	8,073
	Simplo Technology Co. Ltd.	676,631	7,738
	King Yuan Electronics Co. Ltd.	4,548,963	7,541
	Kinsus Interconnect Technology Corp.	968,282	7,322
	Ruentex Industries Ltd.	2,090,844	7,236
	Makalot Industrial Co. Ltd.	832,795	7,015
	Compeq Manufacturing Co. Ltd.	4,473,471	6,927
	Elan Microelectronics Corp.	1,165,545	6,920
	Highwealth Construction Corp.	3,995,375	6,759
	ITEQ Corp.	1,467,870	6,747
	IBF Financial Holdings Co. Ltd.	11,472,876	6,652
*	China Petrochemical Development Corp.	14,699,620	6,542
	Radiant Opto-Electronics Corp.	1,747,147	6,468
	AP Memory Technology Corp.	434,154	6,455
	Qisda Corp.	5,926,000	6,416
	Lotes Co. Ltd.	241,703	6,352
	YFY Inc.	5,140,000	6,185

		Shares	Market Value ($000)
	Chipbond Technology Corp.	2,463,852	6,145
*	Global Unichip Corp.	346,649	6,087
	Tong Hsing Electronic Industries Ltd.	606,572	5,970
	Wafer Works Corp.	2,043,363	5,850
	Faraday Technology Corp.	774,000	5,819
	Tung Ho Steel Enterprise Corp.	2,353,350	5,810
	Taiwan Surface Mounting Technology Corp.	1,206,530	5,793
	Bizlink Holding Inc.	530,651	5,781
	King's Town Bank Co. Ltd.	3,885,193	5,717
	Great Wall Enterprise Co. Ltd.	2,936,035	5,552
	Taichung Commercial Bank Co. Ltd.	11,157,924	5,367
	WT Microelectronics Co. Ltd.	1,703,377	5,302
	HannStar Display Corp.	8,877,810	5,290
*	FLEXium Interconnect Inc.	1,434,140	5,091
	Jentech Precision Industrial Co. Ltd.	348,698	5,031
	Wisdom Marine Lines Co. Ltd.	1,844,241	5,010
*	Medigen Vaccine Biologics Corp.	540,119	4,920
	Cheng Loong Corp.	3,960,920	4,918
*	Nan Kang Rubber Tire Co. Ltd.	2,960,107	4,892
	Mitac Holdings Corp.	4,076,617	4,819
	Poya International Co. Ltd.	313,671	4,787
	Advanced Energy Solution Holding Co. Ltd.	86,000	4,699
	ChipMOS Technologies Inc.	2,749,494	4,679
	Elite Semiconductor Microelectronics Technology Inc.	878,000	4,661
	King Slide Works Co. Ltd.	282,675	4,605
	Topco Scientific Co. Ltd.	743,793	4,483
	International Games System Co. Ltd.	173,213	4,476
	CTCI Corp.	3,206,667	4,436
	Goldsun Building Materials Co. Ltd.	4,713,402	4,402
	Fitipower Integrated Technology Inc.	552,226	4,325
	Shinkong Synthetic Fibers Corp.	6,130,416	4,292
	TXC Corp.	1,234,877	4,231
	Sigurd Microelectronics Corp.	2,036,822	4,221
	TSRC Corp.	3,113,046	4,221
	Coretronic Corp.	1,533,000	4,198
*	Episil Technologies Inc.	1,055,350	4,192
	Chung Hung Steel Corp.	3,036,000	4,140
	Nantex Industry Co. Ltd.	1,355,000	4,103
	Pan Jit International Inc.	1,193,000	4,047
	Feng Hsin Steel Co. Ltd.	1,341,000	4,027
	Grand Pacific Petrochemical	4,027,928	3,926
	FocalTech Systems Co. Ltd.	686,258	3,745
	Yulon Finance Corp.	579,170	3,689
	Sitronix Technology Corp.	348,282	3,659
	Fusheng Precision Co. Ltd.	513,000	3,648
	Taiwan Union Technology Corp.	1,073,000	3,621
*	United Renewable Energy Co. Ltd.	4,879,129	3,590
	Wistron NeWeb Corp.	1,395,495	3,584
	International CSRC Investment Holdings Co.	3,963,997	3,574
*	Yieh Phui Enterprise Co. Ltd.	4,465,910	3,560
*	Microbio Co. Ltd.	1,592,342	3,514
	Tainan Spinning Co. Ltd.	3,961,674	3,510
	Far Eastern Department Stores Ltd.	4,591,043	3,474
*	RDC Semiconductor Co. Ltd.	195,000	3,367
	Standard Foods Taiwan Ltd.	1,800,708	3,341
	Gold Circuit Electronics Ltd.	1,188,280	3,309
	General Interface Solution Holding Ltd.	946,000	3,304
	Huaku Development Co. Ltd.	999,499	3,279

		Shares	Market Value ($000)
	China Steel Chemical Corp.	780,853	3,252
	Via Technologies Inc.	1,258,000	3,150
	USI Corp.	3,105,784	3,139
	SDI Corp.	558,000	3,131
	Ardentec Corp.	1,607,851	3,092
	TCI Co. Ltd.	437,067	3,067
	Hota Industrial Manufacturing Co. Ltd.	1,019,317	3,065
	United Integrated Services Co. Ltd.	478,200	3,051
	Asia Vital Components Co. Ltd.	886,337	3,033
	OptoTech Corp.	1,395,406	3,020
	Cleanaway Co. Ltd.	399,000	3,016
	Visual Photonics Epitaxy Co. Ltd.	635,455	2,998
	XinTec Inc.	639,000	2,979
	Merry Electronics Co. Ltd.	919,307	2,974
	Clevo Co.	2,597,944	2,893
	Center Laboratories Inc.	1,377,163	2,871
	Century Iron & Steel Industrial Co. Ltd.	733,000	2,852
	Apex International Co. Ltd.	656,000	2,741
	Tong Yang Industry Co. Ltd.	2,380,919	2,727
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,732,625	2,658
	Solar Applied Materials Technology Corp.	1,536,691	2,643
	Grape King Bio Ltd.	445,000	2,505
	Hsin Kuang Steel Co. Ltd.	1,308,569	2,504
	Everlight Electronics Co. Ltd.	1,261,725	2,502
	RichWave Technology Corp.	303,200	2,473
	Taiwan Mask Corp.	684,540	2,473
	Holtek Semiconductor Inc.	656,279	2,445
	Longchen Paper & Packaging Co. Ltd.	2,997,868	2,443
	Arcadyan Technology Corp.	534,737	2,414
	UPC Technology Corp.	3,137,065	2,363
	Greatek Electronics Inc.	880,000	2,360
	Kinpo Electronics	4,313,196	2,345
	ADATA Technology Co. Ltd.	751,915	2,324
*	Etron Technology Inc.	863,524	2,303
*	LandMark Optoelectronics Corp.	315,600	2,253
	Nichidenbo Corp.	1,191,000	2,239
	Formosa Sumco Technology Corp.	213,000	2,229
	Kenda Rubber Industrial Co. Ltd.	2,041,000	2,227
	Advanced Ceramic X Corp.	190,000	2,183
	ITE Technology Inc.	586,418	2,173
*	Asia Optical Co. Inc.	700,000	2,167
	Taiwan Semiconductor Co. Ltd.	847,000	2,134
	President Securities Corp.	2,613,526	2,118
	Pegavision Corp.	146,000	2,114
	Advanced Wireless Semiconductor Co.	483,192	2,101
	Run Long Construction Co. Ltd.	1,058,128	2,086
	Taiwan Paiho Ltd.	712,183	2,075
*	EirGenix Inc.	572,855	2,074
	Supreme Electronics Co. Ltd.	1,168,250	2,067
	Silicon Integrated Systems Corp.	2,443,462	2,041
	Charoen Pokphand Enterprise	678,000	2,030
*	Global Brands Manufacture Ltd.	1,560,361	2,028
	TTY Biopharm Co. Ltd.	828,987	2,023
	Taiwan Hon Chuan Enterprise Co. Ltd.	779,401	2,017
*	91APP Inc.	228,555	2,010
*	Oriental Union Chemical Corp.	2,648,000	1,969
	Adimmune Corp.	1,375,343	1,955
*	Unitech Printed Circuit Board Corp.	2,994,672	1,936

		Shares	Market Value ($000)
	O-Bank Co. Ltd.	6,256,000	1,936
	Foxsemicon Integrated Technology Inc.	233,400	1,930
*	Asia Pacific Telecom Co. Ltd.	6,696,891	1,930
	Getac Holdings Corp.	983,000	1,927
*	Shihlin Paper Corp.	825,578	1,905
	Gudeng Precision Industrial Co. Ltd.	198,511	1,888
	Sercomm Corp.	667,000	1,882
	Shin Zu Shing Co. Ltd.	550,224	1,837
*	TSEC Corp.	1,401,000	1,836
	China General Plastics Corp.	1,520,717	1,832
	AURAS Technology Co. Ltd.	228,000	1,832
	Andes Technology Corp.	118,000	1,827
	Sunplus Technology Co. Ltd.	1,445,000	1,823
	Global Mixed Mode Technology Inc.	212,199	1,810
	Wah Lee Industrial Corp.	490,500	1,801
	Weltrend Semiconductor	553,753	1,800
	Evergreen International Storage & Transport Corp.	1,726,502	1,797
	Farglory Land Development Co. Ltd.	769,854	1,779
	Ginko International Co. Ltd.	178,710	1,772
	Asia Polymer Corp.	1,359,151	1,758
	Sanyang Motor Co. Ltd.	1,802,037	1,753
	Primax Electronics Ltd.	893,000	1,741
	Co-Tech Development Corp.	690,000	1,726
	Universal Vision Biotechnology Co. Ltd.	175,000	1,704
*	Taiwan TEA Corp.	2,215,293	1,702
*	TaiMed Biologics Inc.	698,000	1,698
	Hotai Finance Co. Ltd.	438,000	1,682
	Holy Stone Enterprise Co. Ltd.	389,769	1,647
	St. Shine Optical Co. Ltd.	156,419	1,644
	Pan-International Industrial Corp.	1,210,595	1,631
	Cheng Uei Precision Industry Co. Ltd.	1,150,000	1,582
	Chang Wah Electromaterials Inc.	1,211,000	1,572
*	First Steamship Co. Ltd.	3,746,850	1,571
	Fittech Co. Ltd.	190,647	1,568
	AcBel Polytech Inc.	1,329,000	1,564
	Pixart Imaging Inc.	308,920	1,560
	Sporton International Inc.	202,159	1,533
*	Mercuries Life Insurance Co. Ltd.	4,568,230	1,532
	Cub Elecparts Inc.	233,609	1,527
	Prince Housing & Development Corp.	3,248,183	1,520
	T3EX Global Holdings Corp.	366,000	1,517
	Ta Ya Electric Wire & Cable	1,789,294	1,499
	TPK Holding Co. Ltd.	1,023,000	1,475
	Federal Corp.	1,494,505	1,473
	China Man-Made Fiber Corp.	4,276,384	1,472
*	Phihong Technology Co. Ltd.	947,618	1,471
	Continental Holdings Corp.	1,732,000	1,468
	Elite Advanced Laser Corp.	746,607	1,432
	Kaimei Electronic Corp.	431,000	1,423
	Ennoconn Corp.	182,432	1,412
	Chong Hong Construction Co. Ltd.	524,493	1,402
*	CMC Magnetics Corp.	3,636,254	1,397
	Chicony Power Technology Co. Ltd.	488,000	1,396
	TaiDoc Technology Corp.	205,000	1,382
	Chin-Poon Industrial Co. Ltd.	1,089,072	1,369
	Hannstar Board Corp.	879,438	1,340
	Taiwan Sakura Corp.	551,000	1,335
	YC INOX Co. Ltd.	1,213,750	1,328

		Shares	Market Value ($000)
	PChome Online Inc.	333,082	1,317
	Nan Pao Resins Chemical Co. Ltd.	260,000	1,311
	Dynapack International Technology Corp.	353,299	1,308
	Gourmet Master Co. Ltd.	340,789	1,308
	Sensortek Technology Corp.	79,000	1,307
	KMC Kuei Meng International Inc.	188,000	1,298
	Thinking Electronic Industrial Co. Ltd.	245,000	1,296
	Kinik Co.	358,000	1,282
	AmTRAN Technology Co. Ltd.	2,148,168	1,281
	Dimerco Express Corp.	358,792	1,269
	Sonix Technology Co. Ltd.	418,000	1,266
*	CSBC Corp. Taiwan	1,721,956	1,258
	Taiwan Cogeneration Corp.	936,903	1,255
	Vivotek Inc.	466,699	1,255
	Sunny Friend Environmental Technology Co. Ltd.	175,000	1,248
	Kindom Development Co. Ltd.	966,900	1,247
	Taiwan PCB Techvest Co. Ltd.	724,102	1,229
	Systex Corp.	395,000	1,209
	Chunghwa Precision Test Tech Co. Ltd.	52,000	1,204
	Everlight Chemical Industrial Corp.	1,390,649	1,202
*	Orient Semiconductor Electronics Ltd.	1,422,197	1,200
*	Unizyx Holding Corp.	1,102,000	1,191
	Cathay Real Estate Development Co. Ltd.	1,729,000	1,179
	Innodisk Corp.	167,140	1,175
	BES Engineering Corp.	3,657,468	1,165
	Hu Lane Associate Inc.	251,500	1,154
	Tung Thih Electronic Co. Ltd.	221,000	1,150
	Chlitina Holding Ltd.	150,750	1,146
	Altek Corp.	661,250	1,144
	Taiwan FamilyMart Co. Ltd.	131,000	1,140
	CyberTAN Technology Inc.	1,181,571	1,108
	Mercuries & Associates Holding Ltd.	1,430,612	1,104
	Fulgent Sun International Holding Co. Ltd.	284,270	1,101
	Darfon Electronics Corp.	665,000	1,087
*	Chung Hwa Pulp Corp.	1,328,135	1,078
	Acter Group Corp. Ltd.	134,481	1,072
	Test Research Inc.	504,371	1,070
	D-Link Corp.	1,773,774	1,070
	Chun Yuan Steel Industry Co. Ltd.	1,358,000	1,059
*	Lingsen Precision Industries Ltd.	1,209,000	1,045
	Sheng Yu Steel Co. Ltd.	978,000	1,042
*	Lealea Enterprise Co. Ltd.	2,773,849	1,039
	Sinyi Realty Inc.	806,465	1,006
*	Career Technology MFG. Co. Ltd.	1,166,584	997
	Lotus Pharmaceutical Co. Ltd.	318,000	996
	Sincere Navigation Corp.	1,094,970	993
	Ton Yi Industrial Corp.	1,950,000	991
	Sampo Corp.	884,048	969
	Tyntek Corp.	990,250	952
	Gloria Material Technology Corp.	1,279,023	948
	Wowprime Corp.	206,761	947
	Ho Tung Chemical Corp.	2,433,362	946
	Motech Industries Inc.	824,339	940
*	Gigastorage Corp.	995,627	931
	Aten International Co. Ltd.	315,260	929
*	Formosa International Hotels Corp.	173,841	926
	Kuo Yang Construction Co. Ltd.	1,099,000	921
	Advanced International Multitech Co. Ltd.	314,000	918

		Shares	Market Value ($000)
	Speed Tech Corp.	345,000	917
	Chia Hsin Cement Corp.	1,255,000	908
	Radium Life Tech Co. Ltd.	2,284,910	906
	Topkey Corp.	186,000	901
	Lung Yen Life Service Corp.	581,000	896
	Gemtek Technology Corp.	787,115	893
	Soft-World International Corp.	268,520	884
	Shin Foong Specialty & Applied Materials Co. Ltd.	162,469	881
	Taiwan Styrene Monomer	1,435,579	876
	Flytech Technology Co. Ltd.	327,845	874
	Xxentria Technology Materials Corp.	362,776	872
	YungShin Global Holding Corp.	567,647	872
	Hung Sheng Construction Ltd.	1,004,620	864
	Bioteque Corp.	207,000	861
[1]	China Metal Products	711,515	858
	Swancor Holding Co. Ltd.	263,000	843
	Wei Chuan Foods Corp.	1,083,835	842
*	Ambassador Hotel	758,000	841
*	Adlink Technology Inc.	387,127	841
	Kung Long Batteries Industrial Co. Ltd.	166,000	821
	Namchow Holdings Co. Ltd.	463,000	817
	Sunonwealth Electric Machine Industry Co. Ltd.	526,000	816
*	Shining Building Business Co. Ltd.	2,176,675	810
	HannsTouch Solution Inc.	1,511,329	807
	Depo Auto Parts Ind Co. Ltd.	365,313	783
	Gamania Digital Entertainment Co. Ltd.	334,000	780
	Machvision Inc.	88,157	767
	Chief Telecom Inc.	79,000	759
	Bank of Kaohsiung Co. Ltd.	1,474,764	719
	Syncmold Enterprise Corp.	287,750	714
*	Li Peng Enterprise Co. Ltd.	2,107,915	710
	Zeng Hsing Industrial Co. Ltd.	136,000	709
*	Ability Enterprise Co. Ltd.	705,099	707
	Posiflex Technology Inc.	172,822	688
	Egis Technology Inc.	173,000	685
*	AGV Products Corp.	1,780,425	679
*	Medigen Biotechnology Corp.	355,680	675
	China Electric Manufacturing Corp.	1,008,980	667
*	Firich Enterprises Co. Ltd.	601,878	667
	Alpha Networks Inc.	600,599	663
	Taiflex Scientific Co. Ltd.	391,594	656
*	Ritek Corp.	1,890,048	652
	Quanta Storage Inc.	399,000	646
	Formosan Rubber Group Inc.	809,089	644
	China Chemical & Pharmaceutical Co. Ltd.	818,000	643
	KEE TAI Properties Co. Ltd.	1,468,740	635
	Huang Hsiang Construction Corp.	445,051	632
*	Darwin Precisions Corp.	1,331,000	621
	Test Rite International Co. Ltd.	792,330	617
	Taiyen Biotech Co. Ltd.	511,877	615
	ScinoPharm Taiwan Ltd.	730,891	614
*	ALI Corp.	475,281	610
	TA-I Technology Co. Ltd.	270,500	599
	Nidec Chaun-Choung Technology Corp.	97,000	576
	Rich Development Co. Ltd.	1,740,000	574
	Rexon Industrial Corp. Ltd.	355,000	574
	Dynamic Electronics Co. Ltd.	751,004	565
	Johnson Health Tech Co. Ltd.	276,283	536

		Shares	Market Value ($000)
	Nan Liu Enterprise Co. Ltd.	133,000	535
*	Savior Lifetec Corp.	865,728	533
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	525
	Jih Sun Financial Holdings Co. Ltd.	1,158,815	515
	Elitegroup Computer Systems Co. Ltd.	708,647	506
	Kuo Toong International Co. Ltd.	683,662	506
	Rechi Precision Co. Ltd.	735,668	481
	PharmaEngine Inc.	216,102	475
	Gigasolar Materials Corp.	71,600	470
	IEI Integration Corp.	289,716	467
	Hong Pu Real Estate Development Co. Ltd.	587,195	466
*	Infortrend Technology Inc.	786,885	465
	FSP Technology Inc.	297,428	465
	Dyaco International Inc.	293,000	465
	L&K Engineering Co. Ltd.	430,000	463
	WUS Printed Circuit Co. Ltd.	396,555	463
	Yeong Guan Energy Technology Group Co. Ltd.	203,776	459
	Ichia Technologies Inc.	717,000	417
	GeneReach Biotechnology Corp.	118,097	410
	Senao International Co. Ltd.	349,000	408
*	Brogent Technologies Inc.	96,293	393
*	Roo Hsing Co. Ltd.	1,633,000	366
	Iron Force Industrial Co. Ltd.	149,000	364
	Cyberlink Corp.	116,076	359
	Basso Industry Corp.	239,000	358
*	Jess-Link Products Co. Ltd.	246,100	357
*	Newmax Technology Co. Ltd.	265,000	344
	CHC Healthcare Group	260,727	340
*	Tong-Tai Machine & Tool Co. Ltd.	577,429	336
	Globe Union Industrial Corp.	620,675	324
*	Li Cheng Enterprise Co. Ltd.	426,892	322
	TYC Brother Industrial Co. Ltd.	467,710	317
*	Zinwell Corp.	425,099	292
	Toung Loong Textile Manufacturing	216,000	265
*,3	Pharmally International Holding Co. Ltd.	126,271	257
*,3	Unity Opto Technology Co. Ltd.	1,203,000	178
	Concraft Holding Co. Ltd.	190,997	175
*	Taiwan Land Development Corp.	757,840	108
*	PharmaEssentia Corp.	9,000	93
*	Yageo Corp.	1,201	20
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,3	E Ton Solar Tech Co. Ltd.	206,307	—
*,3	Xpec Entertainment Inc.	125,457	—
			908,788
Thailand (1.4%)
[1]	KCE Electronics PCL	3,029,900	6,599
	Tisco Financial Group PCL	2,018,550	6,016
*	Ngern Tid Lor PCL	5,503,300	5,864
	Com7 PCL Class F	2,167,900	5,149
	Kiatnakin Bank PCL	2,168,105	4,550
	Hana Microelectronics PCL	2,141,346	4,520
	Jasmine Broadband Internet Infrastructure Fund Class F	14,045,263	4,431
[1]	CPN Retail Growth Leasehold REIT	7,885,800	4,360
	Bangkok Commercial Asset Management PCL (XBKK)	6,694,300	4,125
[1]	JMT Network Services PCL Class F	2,104,823	4,073
[1]	WHA Corp. PCL	36,858,592	3,803
	Bangchak Corp. PCL	4,449,200	3,727
	Gunkul Engineering PCL	17,829,483	3,712

		Shares	Market Value ($000)
	Supalai PCL	5,356,850	3,657
	Jay Mart PCL	2,158,200	3,494
	Thanachart Capital PCL	2,714,595	3,320
[1]	Siam Global House PCL	5,448,807	3,130
[1]	Sri Trang Agro-Industry PCL	3,283,023	2,968
[1]	Amata Corp. PCL	4,440,997	2,870
	Bangkok Chain Hospital PCL	4,964,848	2,791
[1]	VGI PCL	16,494,509	2,742
[1]	Thonburi Healthcare Group PCL	2,079,100	2,561
[1]	Quality Houses PCL	32,687,033	2,323
*,1	Central Plaza Hotel PCL	2,195,890	2,320
[1]	Chularat Hospital PCL Class F	22,943,560	2,273
[1]	CH Karnchang PCL	3,459,000	2,203
[1]	Sino-Thai Engineering & Construction PCL	4,833,515	2,109
[1]	Dohome PCL	2,947,500	1,969
	CK Power PCL	12,605,531	1,940
	AP Thailand PCL	5,794,556	1,782
[1]	Thai Vegetable Oil PCL	1,753,800	1,678
[1]	Bangkok Land PCL	52,573,800	1,678
	Mega Lifesciences PCL	1,186,600	1,661
*,1	Sansiri PCL	39,905,100	1,596
[1]	TTW PCL	4,459,100	1,568
	AEON Thana Sinsap Thailand PCL	281,300	1,553
*,1	Jasmine International PCL	15,223,288	1,541
	Thailand Future Fund	6,954,900	1,516
*	STARK Corp. PCL	11,089,100	1,513
[1]	GFPT PCL	3,589,500	1,482
[1]	TOA Paint Thailand PCL	1,570,600	1,444
	TPI Polene PCL	26,734,400	1,443
*,1	Star Petroleum Refining PCL	4,931,400	1,434
	WHA Premium Growth Freehold & Leasehold REIT Class F	4,178,100	1,430
[1]	Thoresen Thai Agencies PCL	5,030,541	1,408
*	BTS Rail Mass Transit Growth Infrastructure Fund Class F	11,578,476	1,389
	TQM Corp. PCL	919,000	1,337
	Tipco Asphalt PCL	2,289,500	1,247
*	BEC World PCL	3,046,700	1,226
	Super Energy Corp. PCL	40,839,200	1,170
	Major Cineplex Group PCL	1,967,144	1,133
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,183,200	1,128
	Kerry Express Thailand PCL	1,485,500	1,102
*	Plan B Media Pcl Class F	4,380,048	1,050
	Tisco Financial Group PCL NDVR	341,650	1,018
[1]	Banpu Power PCL	1,940,400	989
*	IMPACT Growth REIT	2,233,600	980
*,1	U City PCL Class F	15,504,548	919
	TPI Polene Power PCL	7,082,500	881
*,1	Esso Thailand PCL	3,697,900	861
	Thaifoods Group PCL Class F	5,717,000	855
	Pruksa Holding PCL	1,886,100	825
[1]	MK Restaurants Group PCL	455,600	718
*	Central Plaza Hotel PCL NVDR	670,400	708
[1]	Ratchthani Leasing PCL	5,370,050	683
*,1	Bangkok Airways PCL	2,344,400	659
	SPCG PCL	1,165,100	655
	AP Thailand PCL NVDR	2,127,300	654
	Thaicom PCL	2,075,040	640
[1]	BCPG PCL	1,747,937	637
*,1	Italian-Thai Development PCL	9,726,110	635

		Shares	Market Value ($000)
[1]	PTG Energy PCL	1,382,207	614
[1]	Precious Shipping PCL	1,234,000	588
	Origin Property PCL Class F	1,682,650	586
	Workpoint Entertainment PCL	813,700	563
*	MBK PCL	1,276,176	493
[1]	LPN Development PCL	2,868,111	436
	Supalai pcl NVDR	518,650	354
*	Pruksa Real Estate PCL	1,063,290	347
[1]	Precious Shipping pcl NVDR	686,000	327
*,1	Samart Corp. PCL	1,593,721	312
*,3	Thai Airways International PCL	3,045,000	304
[1]	VGI PCL NVDR	1,808,900	301
*	Unique Engineering & Construction PCL	1,703,000	293
	Univentures PCL	2,493,288	260
	Taokaenoi Food & Marketing PCL Class F	1,136,200	247
	Sino-Thai Engineering & Construction PCL NVDR	423,000	185
[1]	TTW PCL NVDR	490,400	173
*,1	Italian-Thai Development PCL NVDR	2,448,500	160
*	JMT Network Services PCL	99,333	34
*	Plan B Media PCL	162,224	10
			159,012
Turkey (0.3%)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	4,123,545	3,714
*	Oyak Cimento Fabrikalari A/S	2,995,263	2,040
	Aksa Akrilik Kimya Sanayii A/S	706,980	1,706
*	Penta Teknoloji Urunleri Dag	64,362	1,544
*	Aksa Enerji Uretim A/S Class B	1,620,370	1,530
	Sok Marketler Ticaret A/S	1,379,273	1,506
	AG Anadolu Grubu Holding A/S	479,941	1,369
*	Hektas Ticaret TAS	1,195,242	1,295
	Ulker Biskuvi Sanayi A/S	864,047	1,117
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	6,006,869	1,090
*	Pegasus Hava Tasimaciligi A/S	116,342	948
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	687,162	941
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	493,714	856
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	1,083,436	842
*	Bera Holding A/S	1,053,425	804
*	Migros Ticaret A/S	242,388	746
	Nuh Cimento Sanayi A/S	200,738	731
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,004,683	698
	Borusan Yatirim ve Pazarlama A/S	26,048	698
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	126,355	636
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	211,297	634
	Turk Traktor ve Ziraat Makineleri A/S	37,913	630
	Otokar Otomotiv Ve Savunma Sanayi A/S	21,473	619
	Is Yatirim Menkul Degerler A/S	374,049	584
	Dogan Sirketler Grubu Holding A/S	2,527,597	574
	Logo Yazilim Sanayi Ve Ticaret A/S	182,908	559
*,2	MLP Saglik Hizmetleri A/S	211,529	543
	Tekfen Holding A/S	270,599	514
*	NET Holding A/S	949,838	512
	Alarko Holding A/S	345,507	484
*	Sekerbank Turk A/S	6,064,771	470
	Tat Gida Sanayi A/S	479,856	457
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	459,771	457
	Kervan Gida Sanayi Ve Ticaret A/S	488,253	450
	Aygaz A/S	237,706	424
	EGE Endustri VE Ticaret A/S	3,085	406

		Shares	Market Value ($000)
*	Kordsa Teknik Tekstil A/S	156,422	402
	Turkiye Sinai Kalkinma Bankasi A/S	3,253,811	372
	Vestel Elektronik Sanayi ve Ticaret A/S	201,985	368
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	314,777	361
	Dogus Otomotiv Servis ve Ticaret A/S	97,290	348
*	Cimsa Cimento Sanayi VE Ticaret A/S	132,732	338
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	429,215	286
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	302,098	259
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	698,115	247
	Kartonsan Karton Sanayi ve Ticaret A/S	59,898	225
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,375,593	225
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	107,400	221
*	Konya Cimento Sanayii A/S	2,641	195
	Aksigorta A/S	311,939	187
*	Is Finansal Kiralama A/S	769,793	184
	Akcansa Cimento A/S	140,513	182
*	Zorlu Enerji Elektrik Uretim A/S	1,336,547	171
	Polisan Holding A/S	494,343	111
*	Albaraka Turk Katilim Bankasi A/S	327,185	43
*,3	Asya Katilim Bankasi A/S	975,452	—
			37,853
United Arab Emirates (0.1%)
	GFH Financial Group BSC	10,133,536	3,406
*	AL Yah Satellite Communications Co-Pjsc-Yah Sat	3,452,593	2,534
*	Union Properties PJSC	6,840,061	571
*	RAK Properties PJSC	2,080,530	467
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	125
			7,396
United Kingdom (10.1%)
	Tritax Big Box REIT plc	6,859,133	22,002
*	Marks & Spencer Group plc	7,167,546	21,212
	Spectris plc	414,175	18,900
	Future plc	421,233	17,966
	UNITE Group plc	1,190,460	16,656
	Diploma plc	442,812	16,620
	Inchcape plc	1,385,807	15,803
*	Beazley plc	2,216,325	14,715
	IG Group Holdings plc	1,324,948	14,586
	Rotork plc	3,128,935	14,381
*,2	Watches of Switzerland Group plc	824,844	14,370
	Endeavour Mining plc	640,384	14,250
	Investec plc	2,371,123	13,655
	Greggs plc	372,150	13,497
	Man Group plc	5,162,767	13,487
*	S4 Capital plc	1,902,661	13,304
	Safestore Holdings plc	767,599	13,161
	Games Workshop Group plc	121,906	13,071
	Grafton Group plc	799,040	12,560
	Genus plc	240,014	12,389
	Britvic plc	996,565	12,231
	Big Yellow Group plc	604,889	12,205
	Drax Group plc	1,484,841	12,097
	LondonMetric Property plc	3,301,453	11,895
*	Virgin Money UK plc	4,491,183	11,625
	Hays plc	5,786,456	11,276
	Grainger plc	2,729,978	11,118

		Shares	Market Value ($000)
	Vistry Group plc	801,593	11,114
*	SSP Group plc	2,920,079	10,834
*	WH Smith plc	469,014	10,523
*	Carnival plc	568,862	10,439
	OSB Group plc	1,403,409	10,426
	Pets at Home Group plc	1,774,444	10,275
	Softcat plc	460,795	10,210
*	IWG plc	2,643,382	10,181
	Ultra Electronics Holdings plc	256,843	10,077
	Great Portland Estates plc	945,114	9,792
	Cranswick plc	193,589	9,593
	Primary Health Properties plc	4,877,865	9,460
	Computacenter plc	262,337	9,447
	Pagegroup plc	1,163,403	9,180
	Domino's Pizza Group plc	1,747,941	9,164
	Close Brothers Group plc	521,105	9,055
	Savills plc	495,333	9,026
	Assura plc	9,810,796	8,874
*	Playtech plc	1,113,613	8,773
	Victrex plc	306,735	8,544
	Shaftesbury plc	1,001,572	8,410
[1]	Hammerson plc	15,693,725	8,273
	Balfour Beatty plc	2,354,686	8,072
*	Harbour Energy plc	1,613,385	7,873
[2]	Airtel Africa plc	3,793,917	7,850
	Serco Group plc	4,251,033	7,690
	QinetiQ Group plc	2,093,575	7,598
*,2	Countryside Properties plc	1,820,928	7,594
	Dunelm Group plc	419,681	7,563
	Spirent Communications plc	2,254,920	7,530
*,2	Wizz Air Holdings plc	135,724	7,439
	Micro Focus International plc	1,198,417	7,373
	Paragon Banking Group plc	945,472	7,282
*	Ascential plc	1,523,729	7,279
	Plus500 Ltd.	366,186	7,271
*	John Wood Group plc	2,402,111	7,231
	Bodycote plc	670,818	7,214
*	Indivior plc	2,320,574	7,065
	Marshalls plc	740,353	7,049
*	Frasers Group plc	699,358	6,947
	Redrow plc	815,890	6,874
*	National Express Group plc	1,962,985	6,657
	Lancashire Holdings Ltd.	894,695	6,624
*	Sanne Group plc	534,807	6,593
	IntegraFin Holdings plc	977,962	6,527
	Capital & Counties Properties plc	2,736,175	6,364
	Genuit Group plc	815,481	6,322
*	Mediclinic International plc	1,459,343	6,295
	Sirius Real Estate Ltd.	3,568,689	6,238
*,2	Network International Holdings plc	1,736,604	6,184
	Synthomer plc	1,244,741	6,145
	Hill & Smith Holdings plc	295,820	5,989
	Oxford Instruments plc	198,187	5,868
*	Helios Towers plc	2,828,763	5,848
*	Energean plc	448,619	5,717
	Workspace Group plc	498,392	5,695
	TP ICAP Group plc	2,873,041	5,446
	Currys plc	3,719,830	5,365

		Shares	Market Value ($000)
	Rathbones Group plc	211,336	5,336
	Essentra plc	1,114,257	5,193
*,2	Trainline plc	1,714,801	5,191
*	Capricorn Energy plc	1,833,091	5,111
	Jupiter Fund Management plc	1,620,687	5,028
	Moneysupermarket.com Group plc	1,943,347	4,966
	AJ Bell plc	1,079,759	4,924
	Euromoney Institutional Investor plc	396,102	4,913
	Centamin plc	4,042,373	4,872
	Rhi Magnesita NV	105,528	4,867
	Brewin Dolphin Holdings plc	1,086,348	4,824
*,2	Bridgepoint Group plc (Registered)	924,586	4,812
	Vesuvius plc	772,669	4,788
	Telecom Plus plc	235,737	4,777
	Redde Northgate plc	913,213	4,759
	Ninety One plc	1,347,607	4,741
	Coats Group plc	5,353,946	4,737
	IP Group plc	3,604,205	4,737
	FDM Group Holdings plc	318,587	4,660
	Liontrust Asset Management plc	210,592	4,617
	Morgan Advanced Materials plc	1,054,623	4,563
*	Just Group plc	3,796,700	4,418
*	C&C Group plc	1,464,686	4,391
	Morgan Sindall Group plc	147,776	4,270
	Kainos Group plc	207,643	4,269
	Premier Foods plc	2,590,860	4,134
*	Elementis plc	2,140,569	4,130
	Clarkson plc	92,326	4,109
*	Auction Technology Group plc	284,103	4,099
	Mitie Group plc	5,036,007	4,081
*	Darktrace plc	736,398	4,080
*	Provident Financial plc	953,794	4,045
*,2	Aston Martin Lagonda Global Holdings plc	245,192	3,980
	Crest Nicholson Holdings plc	905,921	3,938
*	J D Wetherspoon plc	323,132	3,923
*	Babcock International Group plc	947,067	3,879
	Chemring Group plc	1,046,077	3,875
[2]	Ibstock plc	1,441,642	3,863
*,1	Firstgroup plc	2,718,787	3,744
*	Restaurant Group plc	2,867,057	3,676
*	Moonpig Group plc	857,803	3,645
[2]	Biffa plc	787,377	3,616
	Ferrexpo plc	1,087,548	3,572
	XP Power Ltd.	52,507	3,453
	888 Holdings plc	995,277	3,436
*,2	Spire Healthcare Group plc	1,052,550	3,387
*	Mitchells & Butlers plc	969,789	3,291
*	Greencore Group plc	1,964,630	3,270
	Halfords Group plc	740,649	3,266
*	Tullow Oil plc	4,792,092	3,243
	Hilton Food Group plc	222,635	3,129
	Bytes Technology Group plc (XLON)	487,406	3,055
	Keller Group plc	266,161	3,054
[2]	TI Fluid Systems plc Class B	944,671	3,042
	UK Commercial Property REIT Ltd.	2,738,813	3,029
	BMO Commercial Property Trust Ltd.	1,954,355	3,020
*,2	Trustpilot Group plc	1,155,975	2,878
*	Senior plc	1,560,799	2,825

		Shares	Market Value ($000)
	Picton Property Income Ltd.	2,024,318	2,814
	Bank of Georgia Group plc	140,095	2,773
	NCC Group plc	1,043,975	2,686
*	Marston's plc	2,456,907	2,686
*	Capita plc	6,197,251	2,666
	TBC Bank Group plc	131,984	2,513
*	Oxford Biomedica plc	219,664	2,506
*,1	Petropavlovsk plc	10,896,953	2,226
	Wickes Group plc	801,566	2,215
	Helical plc	376,500	2,196
*,1	Cineworld Group plc	3,862,447	2,075
*	Stagecoach Group plc	1,638,909	2,024
*	PureTech Health plc	545,253	2,024
	AG Barr plc	303,969	2,023
[2]	Vivo Energy plc	1,096,688	1,963
	PZ Cussons plc	703,741	1,836
	Devro plc	603,174	1,805
*	Rank Group plc	782,151	1,665
	CLS Holdings plc	539,980	1,636
	Avon Protection plc	107,422	1,634
	Hochschild Mining plc	1,112,189	1,559
*,3	Go-Ahead Group plc	170,207	1,527
[2]	ContourGlobal plc	600,559	1,519
*	Alphawave IP Group plc	703,577	1,518
*,1	AO World plc	1,070,062	1,455
*	Petrofac Ltd. (XLON)	900,837	1,449
	Bytes Technology Group plc	236,220	1,441
[2]	CMC Markets plc	409,930	1,277
*	SIG plc	2,190,358	1,220
[2]	Bakkavor Group plc	548,620	904
*,2	Funding Circle Holdings plc	566,599	727
[2]	Alfa Financial Software Holdings plc	194,168	437
	Hunting plc	81,139	236
*,2,3	Finablr plc	496,892	74
*,1,3	Intu Properties plc	2,727,625	—
*,3	Carillion plc	961,048	—
			1,142,213
Total Common Stocks (Cost $10,244,109)			11,128,806

		Shares	Market Value ($000)
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.120% (Cost $531,834)	5,318,862	531,833
Total Investments (103.4%) (Cost $10,775,943)			11,660,639
Other Assets and Liabilities—Net (-3.4%)			(386,298)
Net Assets (100%)			11,274,341
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $470,051,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $471,242,000, representing 4.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $489,777,000 was received for securities on loan, of which $488,091,000 is held in Vanguard Market Liquidity Fund and $1,686,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	260	26,317	(2,165)
E-mini S&P 500 Index	March 2022	160	36,034	14
MSCI EAFE Index	March 2022	428	47,835	(888)
MSCI Emerging Markets Index	March 2022	495	30,314	283
S&P TSX 60 Index	March 2022	26	5,224	82
				(2,674)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	3/16/22	CAD	2,639	USD	2,077	—	(2)
BNP Paribas	3/16/22	INR	632,891	USD	8,198	239	—
Citibank, N.A.	3/16/22	INR	512,088	USD	6,732	95	—
Bank of America, N.A.	3/16/22	USD	1,265	CHF	1,166	5	—
Morgan Stanley Capital Services Inc.	3/16/22	USD	11,128	EUR	9,849	52	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	3/16/22	USD	10,761	GBP	8,147	—	(193)
Bank of America, N.A.	3/16/22	USD	468	JPY	53,120	6	—
						397	(195)
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,879,064	10,754	—	1,889,818
Common Stocks—Other	49,445	9,172,026	17,517	9,238,988
Temporary Cash Investments	531,833	—	—	531,833
Total	2,460,342	9,182,780	17,517	11,660,639
Derivative Financial Instruments
Assets
Futures Contracts[1]	379	—	—	379
Forward Currency Contracts	—	397	—	397
Total	379	397	—	776
Liabilities
Futures Contracts[1]	3,053	—	—	3,053
Forward Currency Contracts	—	195	—	195
Total	3,053	195	—	3,248
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.